1933 Act Registration No. ___
                                          1940 Act Registration No. 811-09903

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [ X ]

      Pre-Effective Amendment No.                                       [   ]

      Post-Effective Amendment No.                                      [   ]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [ X ]

      Amendment No.                                                     [   ]

                                MPAM FUNDS TRUST
               (Exact Name of Registrant as Specified in Charter)

                           c/o The Dreyfus Corporation
                    200 Park Avenue, New York, New York 10166
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 922-6000

                              Mark N. Jacobs, Esq.
                                 200 Park Avenue
                            New York, New York 10166
                     (Name and Address of Agent for Service)

                                   Copies to:
                             Thomas M. Leahey, Esq.
                              Donald W. Smith, Esq.
                           Kirkpatrick & Lockhart LLP
                  1800 Massachusetts Avenue, N.W., Second Floor
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9000

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

MPAM Large Cap Stock Fund

MPAM Income Stock Fund

MPAM Mid Cap Stock Fund

MPAM Small Cap Stock Fund

MPAM International Fund

MPAM Emerging Markets Fund

MPAM Bond Fund

MPAM Intermediate Bond Fund

MPAM Short-Term U.S. Government Securities Fund

MPAM National Intermediate Municipal Bond Fund

MPAM National Short-Term Municipal Bond Fund

MPAM Pennsylvania Intermediate Municipal Bond Fund

MPAM Balanced Fund


                                   PROSPECTUS

                              ____________, 2000

      SUBJECT TO COMPLETION. PRELIMINARY PROSPECTUS DATED APRIL 14, 2000. The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

      As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

THE MPAM FUNDS

      MPAM Large Cap Stock Fund

      MPAM Income Stock Fund

      MPAM Mid Cap Stock Fund

      MPAM Small Cap Stock Fund

      MPAM International Fund

      MPAM Emerging Markets Fund

      MPAM Bond Fund

      MPAM Intermediate Bond Fund

      MPAM Short-Term U.S. Government Securities Fund

      MPAM National Intermediate Municipal Bond Fund

      MPAM National Short-Term Municipal Bond Fund

      MPAM Pennsylvania Intermediate Municipal Bond Fund

      MPAM Balanced Fund

CONCEPTS TO UNDERSTAND

MANAGEMENT

ACCOUNT POLICIES

DISTRIBUTIONS AND TAXES

THE MPAM(SERVICEMARK) FUNDS

The funds are designed for Mellon Private Asset Management Clients that maintain qualified fiduciary, custody or other accounts with Mellon Bank, N.A. or Boston Safe Deposit and Trust Company, or their bank affiliates. MPAM(SERVICEMARK) is a service mark of Mellon Private Asset Management ("MPAM").


MPAM LARGE CAP STOCK FUND

GOAL/APPROACH

The fund seeks investment returns (consisting of capital appreciation and income) that are consistently superior to the Standard & Poor's(REGISTERED) 500 Composite Stock Price Index (S&P 500). This objective may be changed without shareholder approval. To pursue its goal, the fund invests at least 65% of its total assets in a blended portfolio of growth and value stocks chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. The primary goals of this process are consistency of returns and stability of the fund's share price compared to the S&P 500.

In selecting securities, the investment adviser uses a computer model to identify and rank stocks within an industry or sector, based on:

o     VALUE, or how a stock is priced relative to its perceived intrinsic worth
o     GROWTH,  in this case the sustainability or growth of earnings
o     FINANCIAL PROFILE, which measures the financial health of the company

Next, the investment adviser uses fundamental analysis to select the most attractive of the top-ranked securities, drawing on information technology as well as Wall Street sources and company management.

The investment adviser manages risk by diversifying across companies and industries, limiting the potential adverse impact from any one stock or industry. The fund is structured so that its sector weightings and risk characteristics, such as growth, size, quality and yield, are similar to those of the S&P 500.

CONCEPTS TO UNDERSTAND

COMPUTER MODEL: a proprietary computer model that evaluates and ranks a universe of over 2,000 stocks. The model screens each stock for relative attractiveness within its economic sector and industry. To ensure that the model remains effective, the investment adviser reviews each of the screens on a regular basis. The investment adviser also maintains the flexibility to adapt the screening criteria to changes in market conditions.

S&P 500: an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy. The S&P 500 is often considered a proxy for the stock market in general.

MAIN RISKS

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of your investment in the fund will go up and down, which means that you could lose money.

Although the fund seeks to manage risk by broadly diversifying among industries and by maintaining a risk profile very similar to the S&P 500, the fund is expected to hold fewer securities than the index. Owning fewer securities and the ability to purchase companies not listed in the index can cause the fund to underperform the index.

Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the fund may sometimes outperform other types of funds (such as those emphasizing only growth stocks or value stocks) and sometimes underperform them. By investing in growth and value stocks, the fund could be affected less by the underperformance of either style, although this may also result in more modest gains during certain periods than those for funds that utilize only one investment style.

OTHER POTENTIAL RISKS

Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, investors can punish the stocks inordinately - even if earnings showed an absolute increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns.

Value companies are subject to the risk that their intrinsic value may never be realized by the market, or that their prices may go down. While the fund's investments in value stocks may limit the downside risk of the fund over time, the fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

PAST PERFORMANCE

The fund has been recently organized and does not yet have a performance record as an investment company registered under the Investment Company Act of 1940 (1940 Act). The performance presented below is that of a predecessor common trust fund (CTF) that had substantially the same investment objective, policies and limitations as the fund, and is for periods prior to the effective date of this prospectus. Prior to the fund's commencement of operations, substantially all of the assets of the predecessor CTF (and that of another CTF) will be transferred to the fund. The performance presented has been adjusted to reflect the fund's fees and expenses. The predecessor CTF was not registered under the 1940 Act and therefore was not subject to certain investment restrictions that might have adversely affected performance.

The bar chart below shows you how the predecessor CTF's performance has varied from year to year. The table compares the predecessor CTF's performance over time to that of the S&P 500, a widely recognized unmanaged index of stock performance. All performance figures reflect the reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Year by year total return as of 12/31 each year (%)

[BAR CHART]

[                                                                        ]
1990     1991    1992    1993    1994    1995    1996    1997    1998    1999

Best Quarter:     Fourth Quarter 1998            [   ]
Worst Quarter:    Third Quarter 1990             [   ]

The year-to-date total return as of __/__/00 was ____%.

Average annual total return as of 12/31/99

                              One Year       Five Years     Ten Years

MPAM Stock Fund               [                             ]

S&P 500 Index                 21.03          28.54          18.19

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge (load) or Rule 12b-1 fees.

ANNUAL FUND OPERATING EXPENSES
% OF AVERAGE DAILY NET ASSETS
Management fees
Other expenses*
TOTAL
*  Other expenses are based on estimated amounts for the current fiscal year.

EXPENSE EXAMPLE

One Year                Three Years
$                       $

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

CONCEPTS TO UNDERSTAND

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations.

MPAM INCOME STOCK FUND

GOAL/APPROACH

The fund's investment objective is to exceed the total return performance of the Russell 1000(TRADEMARK) Value Index over time. This objective may be changed without shareholder approval. To pursue its goal, the fund invests at least 65% of its total assets in dividend-paying stocks and American Depository Receipts ("ADRs"). The investment adviser chooses stocks through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. Because the fund invests primarily in dividend-paying stocks, it will emphasize those stocks with value characteristics although it may also purchase growth stocks. The remainder of the fund's total assets may be invested in preferred stocks, fixed-income securities and money market securities.

In selecting securities, the investment adviser uses a computer model to identify and rank stocks within an industry or sector, based on:

o  VALUE, or how a stock is priced relative to its perceived intrinsic worth
o  GROWTH,  in this case the sustainability or growth of earnings
o  FINANCIAL PROFILE, which measures the financial health of the company

Next, the investment adviser uses fundamental analysis to select the most attractive of the top-ranked securities, drawing on information technology as well as Wall Street sources and company management.

The investment adviser manages risk by diversifying across companies and industries, limiting the potential adverse impact from any one stock or industry. The fund may at times overweight certain sectors in attempting to achieve higher yields.

CONCEPTS TO UNDERSTAND

DIVIDEND: a distribution of earnings to shareholders, usually paid in the form of cash or stock.

COMPUTER MODEL: a proprietary computer model that evaluates and ranks a universe of over 2,000 stocks. The model screens each stock for relative attractiveness within its economic sector and industry. To ensure that the model remains effective, the investment adviser reviews each of the screens on a regular basis. The investment adviser also maintains the flexibility to adapt the screening criteria to changes in market conditions.

RUSSELL 1000 VALUE INDEX: is a market capitalization-weighted index of value-oriented stocks among the 1000 largest U.S. companies based on total market capitalization.

MAIN RISKS

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of your investment in the fund will go up and down, which means that you could lose money.

Although the fund seeks to manage risk by broadly diversifying among industries and by maintaining a risk profile very similar to the Russell 1000 Value, the fund is expected to hold fewer securities than the index. Owning fewer securities and the ability to purchase companies not listed in the index can cause the fund to underperform the index.

Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the fund may sometimes outperform other types of funds (such as those emphasizing only growth stocks or value stocks) and sometimes underperform them. By investing in growth and value stocks, the fund could be affected less by the underperformance of either style, although this may also result in more modest gains during certain periods than those for funds that utilize only one investment style.

OTHER POTENTIAL RISKS

The fund, at times, may invest some assets in derivative securities, such as options and futures. When employed, these practices are used to hedge the fund's portfolio and also to increase returns. There is the risk that such practices may reduce returns or increase volatility. Derivatives can be illiquid, and a small investment in certain derivatives could have a potentially large impact on the fund's performance.

The fund may invest in ADRs, which represent indirect ownership of securities issued by foreign companies. The securities of foreign issuers carry additional risks such as less liquidity, changes in currency exchange rates, a lack of comprehensive company information and political instability.

Value companies are subject to the risk that their intrinsic value may never be realized by the market, or that their prices may go down. While the fund's investments in value stocks may limit the downside risk of the fund over time, the fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, investors can punish the stocks inordinately - even if earnings showed an absolute increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns.

PAST PERFORMANCE

The fund has been recently organized and does not yet have a performance record as an investment company registered under the 1940 Act. The performance presented below is that of a predecessor common trust fund (CTF) that had substantially the same investment objective, policies and limitations as the fund, and is for periods prior to the effective date of this prospectus. Prior to the fund's commencement of operations, substantially all of the assets of the predecessor CTF (and that of another CTF) will be transferred to the fund. The performance presented has been adjusted to reflect the fund's fees and expenses. The predecessor CTF was not registered under the 1940 Act and therefore was not subject to certain investment restrictions that might have adversely affected performance.

The bar chart below shows you how the predecessor CTF's performance has varied from year to year. The table compares the predecessor CTF's performance over time to that of the Russell 1000 Value Index, a widely recognized unmanaged index of stock performance. All performance figures reflect the reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Year by year total return as of 12/31 each year (%)

[BAR CHART]

[                                                                        ]
1990     1991    1992    1993    1994    1995    1996    1997    1998    1999

Best Quarter:     Fourth Quarter of 1998         [  ]
Worst Quarter:    Third Quarter of 1990          [  ]

The year-to-date total return as of __/__/00 was ____%.

Average annual total returns as of 12/31/99*

                              One Year       Five Years     Ten Years

MPAM Income Stock Fund        [                             ]

Russell 1000(TRADEMARK) Value Index

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge (load) or Rule 12b-1 fees.





ANNUAL FUND OPERATING EXPENSES (EXPENSES PAID FROM FUND ASSETS)

% OF AVERAGE DAILY NET ASSETS
Management fees
Other expenses*
TOTAL
*Other expenses are based on estimated amounts for the current fiscal year.

EXPENSE EXAMPLE

One Year                Three Years
$                       $

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

CONCEPTS TO UNDERSTAND

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations.

MPAM MID CAP STOCK FUND

GOAL/APPROACH

The fund seeks investment returns (consisting of capital appreciation and income) that are consistently superior to the Russell 2500(TRADEMARK) Stock Index (Russell 2500). This objective may be changed without shareholder approval. To pursue its goal, the fund normally invests at least 65% of its total assets in a blended portfolio of growth and value stocks of small and mid-size domestic companies, whose market values generally range between $500 million and $5 billion. The fund may purchase securities in initial public offerings or shortly thereafter. Stocks are chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. Consistency of returns and stability of the fund's share price compared to the Russell 2500 are primary goals of the investment process.

In selecting securities, the investment adviser uses a computer model to identify and rank stocks within an industry or sector, based on:

o  VALUE, or how a stock is priced relative to its perceived intrinsic worth
o  GROWTH, in this case the sustainability or growth of earnings
o  FINANCIAL PROFILE, which measures the financial health of the company

Next, the investment adviser uses fundamental analysis to select the most attractive of the top-ranked securities, drawing on information technology as well as Wall Street sources and company management.

The investment adviser manages risk by diversifying across companies and industries, limiting the potential adverse impact from any one stock or industry. The fund is structured so that its sector weightings and risk characteristics, such as growth, size, quality and yield, are similar to those of the Russell 2500.

CONCEPTS TO UNDERSTAND

SMALL COMPANIES: new and often entrepreneurial companies. Small-cap companies tend to grow faster than larger-cap companies and typically use any profits for expansion rather than for paying dividends. They are also more volatile than larger companies and have a higher failure rate.

COMPUTER MODEL: a proprietary computer model that evaluates and ranks a universe of over 2,000 stocks. The model screens each stock for relative attractiveness within its economic sector and industry. To ensure that the model remains effective, the investment adviser reviews each of the screens on a regular basis. The investment adviser also maintains the flexibility to adapt the screening criteria to changes in market conditions.

MAIN RISKS

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of your investment in the fund will go up and down, which means that you could lose money.

Small and mid-size companies carry additional risks because their operating histories tend to be more limited, their earnings less predictable, their share prices more volatile and their securities less liquid than those of larger, more established companies. The prices of securities purchased in initial public offerings or shortly thereafter may be very volatile. Some of the fund's investments will rise and fall based on investor perception rather than economics.

Although the fund seeks to manage risk by broadly diversifying among industries and by maintaining a risk profile similar to the Russell 2500, the fund holds fewer securities than the index. Owning fewer securities and the ability to purchase companies not listed in the index can cause the fund to underperform the index.

By investing in a mix of growth and value companies, the fund assumes the risks of both and may achieve more modest gains than funds that use only one investment style. Because the stock prices of growth companies are based in part on future expectations, they may fall sharply if earnings expectations are not met or investors believe the prospects for a stock, industry or the economy in general are weak. Growth stocks also typically lack the dividend yield that could cushion stock prices in market downturns. With value stocks, there is a risk that they may never reach what the manager believes is their full market value, or that their intrinsic values may fall. While investments in value stocks may limit downside risk over time, they may produce smaller gains than riskier stocks.

OTHER POTENTIAL RISKS

The fund, at times, may invest some assets in derivative securities, such as options and futures, and in foreign currencies. When employed, these practices are used to hedge the fund's portfolio and also to increase returns. There is the risk that such practices may reduce returns or increase volatility. Derivatives can be illiquid, and a small investment in certain derivatives could have a potentially large impact on the fund's performance.

The fund may invest in securities of foreign issuers, which carry additional risks such as less liquidity, changes in currency exchange rates, a lack of comprehensive company information and political instability.

PAST PERFORMANCE

The fund has been recently organized and does not yet have a performance record as an investment company registered under the 1940 Act. The performance presented below is that of a predecessor common trust fund (CTF) that had substantially the same investment objective, policies and limitations as the fund, and is for periods prior to the effective date of this prospectus. Prior to the fund's commencement of operations, substantially all of the assets of the predecessor CTF will be transferred to the fund. The performance presented has been adjusted to reflect the fund's fees and expenses. The predecessor CTF was not registered under the 1940 Act and therefore was not subject to certain investment restrictions that might have adversely affected performance.

The bar chart below shows you how the predecessor CTF's performance has varied from year to year. The table compares the predecessor CTF's performance over time to that of the Russell 2500, a widely recognized unmanaged index of small-cap stock performance. All performance figures reflect the reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Year by year total return as of 12/31 each year (%)

[BAR CHART]

[                                                                        ]
1990     1991    1992    1993    1994    1995    1996    1997    1998    1999

Best Quarter:     First Quarter 1991            [   ]
Worst Quarter:    Third Quarter 1998            [   ]

The year-to-date total return as of __/__/00 was ____%.

Average annual total returns as of 12/31/99*

                                        One Year       Five Years     Ten Years

MPAM Special Stock Fund                 [                             ]

Russell 2500(TRADEMARK) Stock Index     24.15          19.43          ?

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge (load) or Rule 12b-1 fees.

ANNUAL FUND OPERATING EXPENSES (EXPENSES PAID FROM FUND ASSETS)
% OF AVERAGE DAILY NET ASSETS
Management fees
Other expenses*
TOTAL
*Other expenses are based on estimated amounts for the current fiscal year.

EXPENSE EXAMPLE

One Year                Three Years
$                       $


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

CONCEPTS TO UNDERSTAND

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations.

MPAM SMALL CAP STOCK FUND

GOAL/APPRAOCH

The fund seeks total investment returns (consisting of capital appreciation and income) that surpass the Standard & Poor's SmallCap 600(REGISTERED) Index (S&P SmallCap 600). This objective may be changed without shareholder approval. To pursue its goal, the fund invests at least 65% of its total assets in a blended portfolio of growth and value stocks of small-capitalization companies chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management.

In selecting securities, the investment adviser uses a computer model to identify and rank stocks within an industry or sector, based on:

o  VALUE,  or how a stock is priced relative to its perceived intrinsic worth
o  GROWTH, in this case the sustainability or growth of earnings
o  FINANCIAL PROFILE, which measures the financial health of the company

Next, the investment adviser uses fundamental analysis to select the most attractive of the top-ranked securities and to determine those issues that should be sold. The investment adviser uses information technology as well as Wall Street sources and company management to stay abreast of current developments.

The investment adviser manages risk by diversifying across companies and industries, limiting the potential adverse impact from any one stock or industry. The fund is structured so that its sector weightings and risk characteristics are similar to those of the S&P SmallCap 600.

CONCEPTS TO UNDERSTAND

SMALL-CAPITALIZATION COMPANIES: new and often entrepreneurial companies. Small-cap companies tend to grow faster than larger-cap companies and typically use any profits for expansion rather than for paying dividends. They are also more volatile than larger companies and have a higher failure rate. The fund generally invests in companies having market capitalizations from $100 million to $2 billion, and may purchase securities of companies in initial public offerings or shortly thereafter.

S&P SMALLCAP 600: an unmanaged index consisting of the stocks of 600 publicly traded U.S. companies chosen for market size, liquidity and industry-group representation. The stocks comprising the S&P SmallCap 600 have market capitalizations ranging from $50 million to $2 billion.

MAIN RISKS

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of your investment in the fund will go up and down, which means that you could lose money.

Small companies carry additional risks because their operating histories tend to be more limited, their earnings less predictable, their share prices more volatile and their securities less liquid than those of larger, more established companies. The prices of securities purchased in initial public offerings or shortly thereafter may be very volatile. Some of the fund's investments will rise and fall based on investor perception rather than economics.

By investing in a mix of growth and value companies, the fund assumes the risks of both and may achieve more modest gains than funds that use only one investment style. Because the stock prices of growth companies are based in part on future expectations, they may fall sharply if earnings expectations are not met or investors believe the prospects for a stock, industry or the economy in general are weak. Growth stocks also typically lack the dividend yield that could cushion stock prices in market downturns. With value stocks, there is the risk that they may never reach what the manager believes is their full market value, or that their intrinsic values may fall. While investments in value stocks may limit downside risk over time, they may produce smaller gains than riskier stocks.

At times, the fund may engage in active trading, which can mean higher taxable distributions and lower performance due to increased transaction costs.

Under adverse market conditions, the fund could invest some or all of its assets in money market securities. Although the fund would do this to avoid losses, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.

OTHER POTENTIAL RISKS

The fund may invest in options, futures and foreign currencies to hedge the fund's portfolio and also to increase returns. There is the risk that such practices may reduce returns or increase volatility.

The fund may invest in securities of foreign issuers, which carry additional risks such as less liquidity, changes in currency exchange rates, a lack of comprehensive company information and political instability.

The fund is not an index fund. The fund may hold securities not listed in the S&P SmallCap 600 and may hold fewer securities than the index, either of which could cause the fund to underperform the index.

PAST PERFORMANCE

The fund has been recently organized and does not yet have a performance record as an investment company registered under the 1940 Act. The performance presented below is that of a predecessor common trust fund (CTF) that had substantially the same investment objective, policies and limitations as the fund, and is for periods prior to the effective date of this prospectus. Prior to the fund's commencement of operations, substantially all of the assets of the predecessor CTF will be transferred to the fund. The performance presented has been adjusted to reflect the fund's fees and expenses. The predecessor CTF was not registered under the 1940 Act and therefore was not subject to certain investment restrictions that might have adversely affected performance.

The bar chart below shows you how the predecessor CTF's performance has varied from year to year. The table compares the predecessor CTF's performance over time to that of the S&P SmallCap 600. All performance figures reflect the reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Year by year total return as of 12/31 each year (%)

[BAR CHART]

[        ]

1998     1999

Best Quarter:     Fourth Quarter 1999            [  ]
Worst Quarter:    Third Quarter 1998             [  ]

The year-to-date total return as of __/__/00 was ____%.


Average annual total returns as of 12/31/99*

                              One Year       Since Inception   [    ]

MPAM Small Cap Stock Fund     [   ]          ---                ---

S&P SmallCap 600             12.41          ---                ---

EXPENSES
--------

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge (load) or Rule 12b-1 fees.

ANNUAL FUND OPERATING EXPENSES
% OF AVERAGE DAILY NET ASSETS
Management fees
Other expenses*
TOTAL
*Other expenses are based on estimated amounts for the current fiscal year.

EXPENSE EXAMPLE

One Year                Three Years
$                       $


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

CONCEPTS TO UNDERSTAND

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations.

MPAM INTERNATIONAL FUND

GOAL/APPROACH

The fund seeks long-term capital growth. This objective may be changed without shareholder approval. To pursue its goal, the fund ordinarily invests most of its assets in equity securities of foreign issuers which the investment adviser considers to be "value" companies. To a limited extent, the fund may invest in debt securities of foreign issuers. Though not specifically limited, the fund ordinarily invests in companies in at least ten foreign countries, and limits its investments in any single company to no more than 5% of its assets at the time of purchase.

The fund's investment approach is value oriented, research driven, and risk averse. In selecting stocks, the fund manager identifies potential investments through extensive quantitative and fundamental research. Emphasizing individual stock selection rather than economic and industry trends, the fund focuses on three key factors:

o VALUE, or how a stock is valued relative to its intrinsic worth based on traditional value measures
o BUSINESS HEALTH, or overall efficiency and profitability as measured by return on assets and return on equity
o BUSINESS MOMENTUM, or the presence of a catalyst (such as corporate restructuring or change in management) that potentially will trigger a price increase near term to midterm

The fund typically sells a stock when it is no longer considered a value company, appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or declining momentum, or falls short of the fund manager's expectations.

CONCEPTS TO UNDERSTAND

VALUE COMPANIES: companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios). For international investing, "value" is determined relative to a company's home market. Because a stock can remain undervalued for years, value investors often look for factors that could trigger a rise in price.

MAIN RISKS

The value of your investment in the fund will go up and down, which means that you could lose money. The fund's performance will be influenced by political, social and economic factors affecting investments in companies in foreign countries. Special risks include exposure to currency fluctuations, less liquidity, less developed or efficient trading markets, a lack of comprehensive company information, political instability and differing auditing and legal standards. Each of those risks could result in more volatility for the fund.

The fund's investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market, or their prices may go down. Further, while the fund's investment in value stocks may limit the overall downside risk of the fund over time, the fund may produce more modest gains than riskier stock funds as a trade-off for its potentially lower risk.

The fund may invest in companies of any size. Investments in small and mid-sized companies carry additional risks because their operating histories tend to be more limited, their earnings less predictable, their share prices more volatile and their securities less liquid than those of larger, more established companies.

Under the adverse market conditions, the fund could invest some or all of its assets in the securities of U.S. issuers or money market securities. Although the fund would do this to avoid losses, it could have the effect of reducing the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.

OTHER POTENTIAL RISKS

The fund, at times, may invest some assets in derivative securities, such as options and futures, and in foreign currencies. When employed, these practices are used primarily to hedge the fund's portfolio, but may be used to increase returns; however, such practices may lower returns or increase volatility. Derivatives can be illiquid, and a small investment in certain derivatives could have a potentially large impact on the fund's performance.

PAST PERFORMANCE

The fund has been recently organized and does not yet have a performance record as an investment company registered under the 1940 Act. The performance presented below is that of a predecessor common trust fund (CTF) that had substantially the same investment objective, policies and limitations as the fund, and is for periods prior to the effective date of this prospectus. Prior to the fund's commencement of operations, substantially all of the assets of the predecessor CTF (and that of another CTF) will be transferred to the fund. The performance presented has been adjusted to reflect the fund's fees and expenses. The predecessor CTF was not registered under the 1940 Act and therefore was not subject to certain investment restrictions that might have adversely affected performance.

The bar chart below shows you how the predecessor CTF's performance has varied from year to year. The table compares the predecessor CTF's performance over time to that of the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE(REGISTERED)) Index, an unmanaged index of foreign stock performance. All performance figures reflect the reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Year by year total return as of 12/31 each year (%)

[BAR CHART]

[  ]
1999

Best Quarter:     Fourth Quarter of 1999        [  ]
Worst Quarter:    First Quarter of 1999         [  ]

The year-to-date total return as of __/__/00 was ____%.


Average annual total returns as of 12/31/99*

                              One Year       Life
MPAM International Fund       [              ]
MSCI EAFE(REGISTERED) Index   26.96          20.41


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge (load) or Rule 12b-1 fees.

ANNUAL FUND OPERATING EXPENSES
% OF AVERAGE DAILY NET ASSETS
Management fees
Other expenses*
TOTAL
*Other expenses are based on estimated amounts for the current fiscal year.

EXPENSE EXAMPLE

One Year                Three Years
$                       $


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

CONCEPTS TO UNDERSTAND

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations.

MPAM EMERGING MARKETS FUND

GOAL/APPROACH

The fund seeks long-term capital growth. This objective may be changed without shareholder approval. To pursue its goal, the fund invests primarily in equity securities of foreign countries having emerging markets. "Emerging market" countries consist of all countries represented by the Morgan Stanley Capital International Emerging Markets Free Index or any other country the investment adviser believes has an emerging economy or market. Normally, the fund will not invest more than 25% of its total assets in the securities of companies in any one emerging market country.

In choosing stocks, the fund uses a value-oriented, research-driven approach. In selecting stocks, the portfolio manager identifies potential investments through extensive quantitative and fundamental research. Emphasizing individual stock selection rather than economic and industry trends, the fund focuses on three key factors:

o VALUE, or how a stock is valued relative to its intrinsic worth based on traditional value measures
o BUSINESS HEALTH, or overall efficiency and profitability as measured by return on assets and return on equity
o BUSINESS MOMENTUM, or the presence of a catalyst (such as corporate restructuring, change in management or spin-off) that potentially will trigger a price increase near term or midterm

The fund typically sells a stock when it is no longer considered a value company, appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or declining momentum, or falls short of the manager's expectations.

VALUE COMPANIES: companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios). For international investing, "value" is determined relative to a company's home market. Because a stock can remain undervalued for years, value investors often look for factors that could trigger a rise in price.

MAIN RISKS

The stock markets of emerging market countries can be extremely volatile. The value of your investment in the fund will go up and down, sometimes dramatically, which means that you could lose money.

The fund's performance will be influenced by political, social and economic factors affecting companies in emerging markets countries. These risks include changes in currency exchange rates, a lack of comprehensive company information, political instability, differing auditing and legal standards, less diverse and less mature economic structures, and less liquidity.

Value stocks involve the risk that they may never reach what the manager believes is their full market value, either because the market fails to recognize the stock's intrinsic worth or the manager misgauged that worth. They also may decline in price, even though in theory they are already underpriced. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the fund's performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

The fund may invest in companies of any size. Investments in smaller companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies.

Under adverse market conditions, the fund could invest some or all of its assets in money market securities. Although the fund would do this to avoid losses, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.

OTHER POTENTIAL RISKS

The fund, at times, may invest some of its assets in derivative securities, such as options and futures, and in foreign currencies. When employed, these practices are used primarily to hedge the fund's portfolio, but may be used to increase returns; however, such practices may lower returns or increase volatility. Derivatives can be illiquid, and a small investment in certain derivatives could have a potentially large impact on the fund's performance.

At times, the fund may engage in active trading, which can mean higher taxable distributions and lower performance due to increased transaction costs.

PAST PERFORMANCE

Because the fund is newly organized, it does not have any performance to report.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge (load) or Rule 12b-1 fees.


ANNUAL FUND OPERATING EXPENSES
% OF AVERAGE DAILY NET ASSETS
Management fees
Other expenses*
TOTAL
*Other expenses are based on estimated amounts for the current fiscal year.

EXPENSE EXAMPLE

One Year                Three Years
$                       $


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

CONCEPTS TO UNDERSTAND

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations.

MPAM BOND FUND

GOAL/APPROACH

The fund seeks to outperform the Lehman Brothers Aggregate Bond Index while maintaining a similar risk level. This objective may be changed without shareholder approval. To pursue its goal, the fund actively manages bond market and maturity exposure and invests at least 65% of its total assets in debt securities, such as:

o  U.S. government and agency bonds
o  corporate bonds
o  mortgage-related securities
o  foreign corporate and government bonds (up to 20% of total assets)
o  commercial mortgage-backed securities

The fund's purchase of debt securities must be investment grade (or deemed of comparable quality by the investment adviser). The fund may invest in individual debt securities with any duration.

The manager uses a disciplined process to select securities and manage risk. The manager chooses securities based on yield, credit quality, the level of interest rates and inflation, general economic and financial trends, and its outlook for the securities markets. Securities selected must fit within management's predetermined targeted positions for quality, duration, coupon, maturity and sector. The process includes computer modeling and scenario testing of possible changes in market conditions. The manager will use other techniques in an attempt to manage market risk and duration.

CONCEPTS TO UNDERSTAND

DURATION: a way of measuring a security's maturity in terms of the average time required to receive the present value of all interest and principal payments, which incorporates the security's yield, coupon interest payments, final maturity and option features into one measure.

MATURITY: length of time between the date on which a bond is issued and the date the principal amount must be paid. Bonds with a longer maturity tend to offer higher yields, but generally fluctuate more in price than shorter-term counterparts.

INVESTMENT GRADE BONDS: independent rating organizations analyze and evaluate a bond issuer's credit history and ability to repay debts. Based on their assessment, they assign letter grades that reflect the issuer's creditworthiness. AAA or Aaa represents the highest credit rating. AA/Aa the second highest, and so on down to D, for defaulted debt. Bonds BBB or Baa and above are considered investment grade.

COMMERCIAL MORTGAGE-BACKED SECURITIES: represent direct or indirect participations in, or are secured by and payable from, pools of loans or leases secured by commercial properties, including retail, office or industrial properties, health-care facilities and multifamily residential properties.

MAIN RISKS

Prices of bonds tend to move inversely with changes in interest rates. While a rise in rates may allow the fund to invest for higher yields, the most immediate effect is usually a drop in bond prices, and, therefore, in the fund's share price as well. As a result, the value of your investment in the fund could go up and down, which means that you could lose money. To the extent that the fund maintains a longer maturity than other bond funds, its share price will react more strongly to interest rate movements. Other risk factors that could have an effect on the fund's performance include:

o if an issuer fails to make timely interest or principal payments or there is a decline in the bond's credit quality, or perception of a decline, the bond's value could fall, potentially lowering the fund's share price
o if the loans underlying the fund's mortgage-related securities are paid off earlier or later than expected, which could occur because of movements in market interest rates, the fund's share price or yield could be hurt
o the price and yield of foreign debt securities could be affected by such factors as political and economic instability, changes in currency exchange rates and less liquid markets for such securities

While some of the fund's securities may carry guarantees of the U.S. government or its agencies, these guarantees do not apply to shares of the fund itself.

Under adverse market conditions, the fund could invest some or all of its assets in money market instruments. Although the fund would do this to avoid losses, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.

OTHER POTENTIAL RISKS

The fund, at times, may invest in certain derivatives, including futures, options, and some mortgage-related securities. Derivatives can be illiquid and highly sensitive to changes in their underlying security, interest rate or index, and as a result can be highly volatile. The value and interest rates of some derivatives, such as inverse floaters, may be inversely related to their underlying instrument. A small investment in certain derivatives could have a potentially large impact on the fund.

Although debt securities must be of investment grade when purchased by the fund, they may subsequently be downgraded.

At times, the fund may engage in active trading, which can mean higher taxable distributions and lower performance due to increased transaction costs.

PAST PERFORMANCE

The fund has been recently organized and does not yet have a performance record as an investment company registered under the 1940 Act. The performance presented below is that of a predecessor common trust fund (CTF) that had substantially the same investment objective, policies and limitations as the fund, and is for periods prior to the effective date of this prospectus. Prior to the fund's commencement of operations, substantially all of the assets of the predecessor CTF (and that of two other CTFs) will be transferred to the fund. The performance presented has been adjusted to reflect the fund's fees and expenses. The predecessor CTF was not registered under the 1940 Act and therefore was not subject to certain investment restrictions that might have adversely affected performance.

The bar chart and table below show some of the risks of investing in the fund's predecessor CTF. The bar chart below shows you how the predecessor CTF's performance has varied from year to year. The table compares the predecessor CTF's performance over time to that of the Lehman Brothers Aggregate Bond Index, a broad-based, unmanaged, market-weighted index covering the U.S. investment grade fixed-rate bond market that must have a maturity of one year or more. All performance figures reflect the reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Year by year total return as of 12/31 each year (%)

[BAR CHART]

[                                                                        ]
1990     1991    1992    1993    1994    1995    1996    1997    1998    1999

Best Quarter:     Third Quarter of 1991               [  ]
Worst Quarter:    First Quarter of 1994               [  ]

The year-to-date total return as of __/__/00 was ____%.


Average annual total returns as of 12/31/99*

                              One Year       Five Years     Ten Years

MPAM Bond Fund                [                             ]

Lehman Brothers Aggregate     (0.82)         7.73           7.70
Bond Index

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge (load) or Rule 12b-1 fees.

ANNUAL FUND OPERATING EXPENSES
% OF AVERAGE DAILY NET ASSETS
Management fees
Other expenses*
TOTAL
*Other expenses are based on estimated amounts for the current fiscal year.

EXPENSE EXAMPLE

One Year                Three Years
$                       $


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

CONCEPTS TO UNDERSTAND

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations.

MPAM INTERMEDIATE BOND FUND

GOAL/APPROACH

The fund seeks to outperform the Lehman Brothers Intermediate
Government/Corporate Bond Index while maintaining a similar risk level. This objective may be changed without shareholder approval. To pursue its goal, the fund actively manages bond market and maturity exposure and invests at least 65% of its total assets in debt securities, such as:

o  U.S. government and agency bonds
o  corporate bonds
o  mortgage-related securities (between 0-25%)
o  foreign corporate and government bonds (up to 20% of total assets)
o  commercial mortgage-backed securities

The fund's purchase of debt securities must be investment grade (or deemed of comparable quality by the investment adviser). Generally, the maximum duration of the fund will be between 2.75 and 5.5 years. Duration is an indication of how sensitive a bond or mutual fund portfolio may be to changes in interest rates. Generally, the longer the duration, the more price volatility an investor should expect.

The manager uses a disciplined process to select securities and manage risk. The manager chooses securities based on yield, credit quality, the level of interest rates and inflation, general economic and financial trends, and its outlook for the securities markets. Securities selected must fit within management's predetermined targeted positions for quality, duration, coupon, maturity and sector. The process includes computer modeling and scenario testing of possible changes in market conditions. The manager will use other techniques in an attempt to manage market risk and maturity.

CONCEPTS TO UNDERSTAND

INVESTMENT GRADE BONDS: independent rating organizations analyze and evaluate a bond issuer's credit history and ability to repay debts. Based on their assessment, they assign letter grades that reflect the issuer's creditworthiness. AAA or Aaa represents the highest credit rating. AA/Aa the second highest, and so on down to D, for defaulted debt. Bonds BBB or Baa and above are considered investment grade.

DURATION: a way of measuring a security's maturity in terms of the average time required to receive the present value of all interest and principal payments, which incorporates the security's yield, coupon interest payments, final maturity and option features into one measure.

COMMERCIAL MORTGAGE-BACKED SECURITIES: represent direct or indirect participations in, or are secured by and payable from, pools of loans or leases secured by commercial properties, including retail, office or industrial properties, health-care facilities and multifamily residential properties.

MAIN RISKS

Prices of bonds tend to move inversely with changes in interest rates. While a rise in rates may allow the fund to invest for higher yields, the most immediate effect is usually a drop in bond prices, and, therefore, in the fund's share price as well. As a result, the value of your investment in the fund could go up and down, which means that you could lose money. To the extent that the fund maintains a longer maturity than short-term funds, its share price will react more strongly to interest rate movements. Other risk factors that could have an effect on the fund's performance include:

o if an issuer fails to make timely interest or principal payments or there is a decline in the bond's credit quality, or perception of a decline, the bond's value could fall, potentially lowering the fund's share price
o if the loans underlying the fund's mortgage-related securities are paid off earlier or later than expected, which could occur because of movements in market interest rates, the fund's share price or yield could be hurt
o the price and yield of foreign debt securities could be affected by such factors as political and economic instability, changes in currency exchange rates and less liquid markets for such securities

While some of the fund's securities may carry guarantees of the U.S. government or its agencies, these guarantees do not apply to shares of the fund itself. Although debt securities must be of investment grade when purchased by the fund, they may subsequently be downgraded.

Under adverse market conditions, the fund could invest some or all of its assets in money market instruments. Although the fund would do this to avoid losses, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.

OTHER POTENTIAL RISKS

The fund, at times, may invest in certain derivatives, including futures, options, and some mortgage-related securities. Derivatives can be illiquid and highly sensitive to changes in their underlying security, interest rate or index, and as a result can be highly volatile. The value and interest rates of some derivatives, such as inverse floaters, may be inversely related to their underlying instrument. A small investment in certain derivatives could have a potentially large impact on the fund.

At times, the fund may engage in active trading, which can mean higher taxable distributions and lower performance due to increased transaction costs.

PAST PERFORMANCE

The fund has been recently organized and does not yet have a performance record as an investment company registered under the 1940 Act. The performance presented below is that of a predecessor common trust fund (CTF) that had substantially the same investment objective, policies and limitations as the fund, and is for periods prior to the effective date of this prospectus. Prior to the fund's commencement of operations, substantially all of the assets of the predecessor CTF will be transferred to the fund. The performance presented has been adjusted to reflect the fund's fees and expenses. The predecessor CTF was not registered under the 1940 Act and therefore was not subject to certain investment restrictions that might have adversely affected performance.

The bar chart below shows you how the predecessor CTF's performance has varied from year to year. The table compares the predecessor CTF's performance over time to that of the Lehman Brothers Intermediate Government/Corporate Bond Index, a broad-based, unmanaged, market-weighted index covering the U.S. government and corporate investment grade bond market that must have a maturity from one up to (but not including) 10 years. All performance figures reflect the reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Year by year total return as of 12/31 each year (%)

[BAR CHART]

[                                                                        ]
1990     1991    1992    1993    1994    1995    1996    1997    1998    1999

Best Quarter:     Third Quarter 1991             [  ]
Worst Quarter:    First Quarter 1994             [  ]

The year-to-date total return as of __/__/00 was ____%.


Average annual total returns as of 12/31/99*

                                          One Year   Five Years    Ten Years

MPAM Intermediate Bond Fund               [                        ]

Lehman Brothers Intermediate              0.39       7.10          7.26
Government/Corporate Bond Index

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge (load) or Rule 12b-1 fees.

ANNUAL FUND OPERATING EXPENSES
% OF AVERAGE DAILY NET ASSETS
Management fees
Other expenses*
TOTAL
*Other expenses are based on estimated amounts for the current fiscal year.

EXPENSE EXAMPLE

One Year                Three Years
$                       $


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

CONCEPTS TO UNDERSTAND

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations.

MPAM SHORT-TERM U.S. GOVERNMENT SECURITIES FUND

GOAL/APPROACH

The fund seeks to provide as high a level of current income as is consistent with the preservation of capital. This objective may be changed without shareholder approval. To pursue its goal, the fund invests in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and in repurchase agreements. The fund may invest up to 35% of its net assets in mortgage-related securities issued by U.S. government agencies or instrumentalities, such as mortgage pass-through securities issued by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, and collateralized mortgage obligations ("CMOs"), including stripped mortgage-backed securities.

Typically in choosing securities, the portfolio manager first examines U.S. and global economic conditions and other market factors in order to estimate long- and short-term interest rates. Using a research-driven investment process, generally, the portfolio manager then seeks to identify potentially profitable sectors before they are widely perceived by the market, and seeks underpriced or mispriced securities that appear likely to perform well over time.

The fund has a maximum effective duration requirement of less than three years. Duration is an indication of how sensitive a bond or mutual fund portfolio may be to changes in interest rates. Generally, the longer the duration, the more price volatility an investor should expect.

CONCEPTS TO UNDERSTAND

DURATION: a way of measuring a security's maturity in terms of the average time required to receive the present value of all interest and principal payments, which incorporates the security's yield, coupon interest payments, final maturity and option features into one measure.

MORTGAGE PASS-THROUGH SECURITIES: pools of residential or commercial mortgages whose cash flows are "passed through" to the holders of the securities via monthly payments of interest and principal.

CMOS: multi-class bonds backed by pools of mortgage pass-through securities or mortgage loans. CMOs may be issued by government agencies or by private issuers.

STRIPPED MORTGAGE-BACKED SECURITIES: the separate income or principal components of a mortgage-backed security. CMOs may be partially stripped so that each investor receives some interest and some principal, or fully stripped into interest-only and principal-only components.


MAIN RISKS

Prices of bonds tend to move inversely with changes in interest rates. While a rise in rates may allow the fund to invest for higher yields, the most immediate effect is usually a drop in bond prices, and therefore in the fund's share price as well. To the extent that the fund maintains a higher duration than short-term funds, its share price typically will react more strongly to interest rate movements. As a result, the value of your investment in the fund could go up and down, which means that you could lose money.

Other risk factors that could have an effect on the fund's performance include:

o if the fund's mortgage-related securities are paid off substantially earlier or later than expected, the fund's share price or yield could be hurt
o the value of certain types of stripped mortgage-backed securities may move in the same direction as interest rates
o because many types of U.S. government securities trade actively among investors outside the U.S., their prices may rise and fall as changes in global economic conditions affect the demand for these securities

While some of the fund's securities may carry guarantees by the U.S. government or its agencies or instrumentalities, these guarantees do not apply to the market value of those securities or to shares of the fund itself.

OTHER POTENTIAL RISKS

Some mortgage-backed securities are a form of derivative. Derivatives can be illiquid and highly sensitive to changes in their underlying securities, interest rate or index, and can be highly volatile as a result.

At times, the fund may engage in active trading, which can mean higher taxable distributions and lower performance due to increased transaction costs.


PAST PERFORMANCE

The fund has been recently organized and does not yet have a performance record as an investment company registered under the 1940 Act. The performance presented below is that of a predecessor common trust fund (CTF) that had substantially the same investment objective, policies and limitations as the fund, and is for periods prior to the effective date of this prospectus. Prior to the fund's commencement of operations, substantially all of the assets of the predecessor CTF will be transferred to the fund. The performance presented has been adjusted to reflect the fund's fees and expenses. The predecessor CTF was not registered under the 1940 Act and therefore was not subject to certain investment restrictions that might have adversely affected performance.

The bar chart below shows you how the predecessor CTF's performance has varied from year to year. The table compares the predecessor CTF's performance over time to that of the Lehman 1-3 Year U.S. Government Index, a widely recognized unmanaged performance benchmark for Treasury securities with maturities between one and three years. All performance figures reflect the reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Year by year total return as of 12/31 each year (%)

[BAR CHART]

[                                                                        ]
1990     1991    1992    1993    1994    1995    1996    1997    1998    1999

Best Quarter:     Third Quarter 1991             [ ]
Worst Quarter:    First Quarter 1994             [ ]

The year-to-date total return as of __/__/00 was ____%.


Average annual total returns as of 12/31/99*

                                              One Year  Five Years   Ten Years
MPAM Short-Term U.S. Government
Securities Fund                               [                      ]

Lehman 1-3 Year U.S. Government Index         2.97      6.47         6.56

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge (load) or Rule 12b-1 fees.

ANNUAL FUND OPERATING EXPENSES
% OF AVERAGE DAILY NET ASSETS
Management fees
Other expenses*
TOTAL
*Other expenses are based on estimated amounts for the current fiscal year.

EXPENSE EXAMPLE

One Year                Three Years
$                       $


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

CONCEPTS TO UNDERSTAND

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations.

MPAM NATIONAL INTERMEDIATE MUNICIPAL BOND FUND

GOAL/APPROACH

The fund seeks to maximize current income exempt from federal income tax consistent with the prudent risk of capital. This objective may be changed without shareholder approval. To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax. The fund occasionally, including for temporary defensive purposes, may invest in taxable bonds. Generally, the maximum effective duration of the fund will not exceed 8 years. The fund's investments in municipal bonds must be of investment grade quality at the time of purchase or, if unrated, the equivalent as determined by the investment adviser.

Municipal bonds are typically divided into two types

o GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power
o REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls.

CONCEPTS TO UNDERSTAND

DURATION: a way of measuring a security's maturity in terms of the average time required to receive the present value of all interest and principal payments, which incorporates the security's yield, coupon interest payments, final maturity and option features into one measure.

INVESTMENT GRADE BONDS: independent rating organizations analyze and evaluate a bond issuer's credit history and ability to repay debts. Based on their assessment, they assign letter grades that reflect the issuer's creditworthiness. AAA or Aaa represents the highest credit rating, AA/Aa the second highest, and so on down to D, for defaulted debt. Bonds rated BBB or Baa and above are considered investment grade.

MAIN RISKS

Prices of bonds tend to move inversely with changes in interest rates. While a rise in rates may allow the fund to invest for higher yields, the most immediate effect is usually a drop in bond prices and, therefore, in the fund's share price as well. As a result, the value of your investment in the fund could go up and down, which means that you could lose money. To the extent that the fund maintains a longer maturity than short-term funds, its share price will react more strongly to interest rate movements.

Other risk factors that could have an effect on the fund's performance include:

o if an issuer fails to make timely interest or principal payments, or there is a decline in the credit quality of a bond, or perception of a decline, the bond's value could fall, potentially lowering the fund's share price
o changes in economic, business or political conditions relating to a particular municipal project or state in which the fund invests may have an impact on the fund's share price

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of single issuer or a group of issuers. Although debt securities must be of investment grade when purchased by the fund, they may subsequently be downgraded.

Although the fund's objective is to generate income exempt from federal income tax, interest from some of its holdings may be subject to federal income tax including the alternative minimum tax. In addition, for temporary defensive purposes, the fund may invest up to all of its assets in taxable bonds.

OTHER POTENTIAL RISKS

The fund, at times, may invest in certain derivatives, such as futures and options. Derivatives can be illiquid and highly sensitive to changes in their underlying security, interest rate or index and, as a result, can be highly volatile. A small investment in certain derivatives could have a potentially large impact on the fund's performance.

PAST PERFORMANCE

The fund has been recently organized and does not yet have a performance record as an investment company registered under the 1940 Act. The performance presented below is that of a predecessor common trust fund (CTF) that had substantially the same investment objective, policies and limitations as the fund, and is for periods prior to the effective date of this prospectus. Prior to the fund's commencement of operations, substantially all of the assets of the predecessor CTF will be transferred to the fund. The performance presented has been adjusted to reflect the fund's fees and expenses. The predecessor CTF was not registered under the 1940 Act and therefore was not subject to certain investment restrictions that might have adversely affected performance.

The bar chart below shows you how the predecessor CTF's performance has varied from year to year. The table compares the predecessor CTF's performance over time to that of the Lehman Brothers 7-Year Municipal Bond Index, a unmanaged total-return performance benchmark. All performance figures reflect the reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Year by year total return as of 12/31 each year (%)

[BAR CHART]

[                                                                        ]
1990     1991    1992    1993    1994    1995    1996    1997    1998    1999

Best Quarter:     First Quarter 1995             [   ]
Worst Quarter:    First Quarter 1994             [   ]

The year-to-date total return as of __/__/00 was ____%.


Average annual total returns as of 12/31/99*

                              One Year       Five Years     Ten Years
MPAM Intermediate Municipal   [                             ]
Bond Fund

Lehman Brothers 7-year        (.014)         6.35           6.56
Municipal Bond Index

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge (load) or Rule 12b-1 fees.


ANNUAL FUND OPERATING EXPENSES
% OF AVERAGE DAILY NET ASSETS
Management fees
Other expenses*
TOTAL
*Other expenses are based on estimated amounts for the current fiscal year.

EXPENSE EXAMPLE

One Year                Three Years
$                       $


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

CONCEPTS TO UNDERSTAND

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations.

MPAM NATIONAL SHORT-TERM MUNICIPAL BOND FUND

GOAL/APPROACH

The fund seeks to maximize current income exempt from federal income tax consistent with the prudent risk of capital. This objective may be changed without shareholder approval. To pursue its goal, the fund normally invests primarily in municipal bonds that provide income exempt from federal income tax. The fund occasionally, including for temporary defensive purposes, may invest in taxable bonds. The fund has an effective duration requirement of less than three years. The fund's investments in municipal bonds must be of investment grade quality at the time of purchase or, if unrated, the equivalent as determined by the investment adviser.

Municipal bonds are typically divided into two types:

o GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power
o REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls.

CONCEPTS TO UNDERSTAND

DURATION: a way of measuring a security's maturity in terms of the average time required to receive the present value of all interest and principal payments, which incorporates the security's yield, coupon interest payments, final maturity and option features into one measure.

INVESTMENT GRADE BONDS: independent rating organizations analyze and evaluate a bond issuer's credit history and ability to repay debts. Based on their assessment, they assign letter grades that reflect the issuer's creditworthiness. AAA or Aaa represents the highest credit rating, AA/Aa the second highest, and so on down to D, for defaulted debt. Bonds rated BBB or Baa and above are considered investment grade.

MAIN RISKS

Prices of bonds tend to move inversely with changes in interest rates. While a rise in rates may allow the fund to invest for higher yields, the most immediate effect is usually a drop in bond prices and, therefore, in the fund's share price as well. As a result, the value of your investment in the fund could go up and down, which means that you could lose money.

Other risk factors that could have an effect on the fund's performance include:
o if an issuer fails to make timely interest or principal payments, or there is a decline in the credit quality of a bond, or perception of a decline, the bond's value could fall, potentially lowering the fund's share price
o changes in economic, business or political conditions relating to a particular municipal project or state in which the fund invests may have an impact on the fund's share price

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers.

Although the fund's objective is to generate income exempt from federal income tax, interest from some of its holdings may be subject to federal income tax including the alternative minimum tax. In addition, for temporary defensive purposes, the fund may invest up to all of its assets in taxable bonds.

OTHER POTENTIAL RISKS

The fund, at times, may invest in certain derivatives, such as futures and options. Derivatives can be illiquid and highly sensitive to changes in their underlying security, interest rate or index and, as a result, can be highly volatile. A small investment in certain derivatives could have a potentially large impact on the fund's performance.

Although debt securities must be of investment grade when purchased by the fund, they may subsequently be downgraded.

PAST PERFORMANCE

Because the fund is newly organized, it does not have any performance to report.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge (load) or Rule 12b-1 fees.

ANNUAL FUND OPERATING EXPENSES
% OF AVERAGE DAILY NET ASSETS
Management fees
Other expenses*
TOTAL
*Other expenses are based on estimated amounts for the current fiscal year.

EXPENSE EXAMPLE

One Year                Three Years
$                       $


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

CONCEPTS TO UNDERSTAND

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations.

MPAM PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND

GOAL/APPROACH

The fund seeks as high a level of income exempt from federal and Pennsylvania state income taxes as is consistent with the preservation of capital. This objective may be changed without shareholder approval. To pursue its goal, the fund normally invests 65% of its assets in municipal bonds, the interest from which is exempt from federal and Pennsylvania state personal income taxes. Generally, the maximum effective duration of the fund will not exceed 8 years. The fund intends to invest only in investment grade securities (at the time of purchase), and those deemed by the investment manager to be of comparable quality to securities rated investment grade.

Municipal bonds are typically divided into two types:

o GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power
o REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers.

CONCEPTS TO UNDERSTAND

DURATION: a way of measuring a security's maturity in terms of the average time required to receive the present value of all interest and principal payments, which incorporates the security's yield, coupon interest payments, final maturity and option features into one measure.

INVESTMENT GRADE BONDS: independent rating organizations analyze and evaluate a bond issuer's credit history and ability to repay debts. Based on their assessment, they assign letter grades that reflect the issuer's creditworthiness. AAA or Aaa represents the highest credit rating, AA/Aa the second highest, and so on down to D, for defaulted debt. Bonds rated BBB or Baa and above are considered investment grade.

MAIN RISKS

Prices of bonds tend to move inversely with changes in interest rates. While a rise in rates may allow the fund to invest for higher yields, the most immediate effect is usually a drop in bond prices, and therefore in the fund's share price as well. As a result, the value of your investment in the fund could go up and down, which means that you could lose money.

Other risk factors that could have an effect on the fund's performance include:

o if an issuer fails to make timely interest or principal payments or there is a decline in the credit quality of a bond, or perception of a decline, the bond's value could fall, potentially lowering the fund's share price
o Pennsylvania's economy and revenues underlying municipal bonds may decline, meaning that the ability of the issuer to make timely interest payments may be reduced
o investing primarily in a single state may make the fund's portfolio securities more sensitive to risks specific to the state

Although the fund's objective is to generate income exempt from federal and Pennsylvania state income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund occasionally may invest in taxable bonds and/or municipal bonds that are exempt only from federal personal income taxes.

OTHER POTENTIAL RISKS

The fund may invest in certain derivatives, such as futures, options and inverse floaters. Derivatives can be illiquid and highly sensitive to changes in their underlying security, interest rate or index, and as a result can be highly volatile. Some derivatives, such as inverse floaters, may be inversely related to their underlying security, interest rate or index. A small investment in certain derivatives could have a potentially large impact on the fund's performance.

Although debt securities must be of investment grade when purchased by the fund, they may subsequently be downgraded.

PAST PERFORMANCE

The fund has been recently organized and does not yet have a performance record as an investment company registered under the 1940 Act. The performance presented below is that of a predecessor common trust fund (CTF) that had substantially the same investment objective, policies and limitations as the fund, and is for periods prior to the effective date of this prospectus. Prior to the fund's commencement of operations, substantially all of the assets of the predecessor CTF will be transferred to the fund. The performance presented has been adjusted to reflect the fund's fees and expenses. The predecessor CTF was not registered under the 1940 Act and therefore was not subject to certain investment restrictions that might have adversely affected performance.

The bar chart below shows you how the predecessor CTF's performance has varied from year to year. The table compares the predecessor CTF's performance over time to that of the Lehman Brothers 10-Year Municipal Bond Index, an unmanaged total return performance benchmark. All performance figures reflect the reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Year by year total return as of 12/31 each year (%)

[BAR CHART]

[                                                                        ]
1990     1991    1992    1993    1994    1995    1996    1997    1998    1999

Best Quarter:     First Quarter 1995            [  ]
Worst Quarter:    First Quarter 1994            [  ]

The year-to-date total return as of __/__/00 was ____%.


Average annual total returns as of 12/31/99*

                              One Year       Five Years     Ten Years
MPAM Pennsylvania             [                             ]
Intermediate Municipal Bond
Fund

Lehman Brothers 7-Year        (.014)         6.35           6.56
Municipal Bond Index

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge (load) or Rule 12b-1 fees.

ANNUAL FUND OPERATING EXPENSES
% OF AVERAGE DAILY NET ASSETS
Management fees
Other expenses*
TOTAL
*Other expenses are based on estimated amounts for the current fiscal year.

EXPENSE EXAMPLE

One Year                Three Years
$                       $


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

CONCEPTS TO UNDERSTAND

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations.

MPAM BALANCED FUND

GOAL/APPROACH

The fund seeks long-term growth of principal, with a secondary emphasis on current income. This objective may be changed without shareholder approval.

The fund is designed for investors who seek capital appreciation in conjunction with income. As a "fund of funds," the fund invests primarily in a diversified group of other MPAM mutual funds, rather than in individual securities. To pursue its investment objective, the fund invests in a combination of long-term, growth-oriented equity mutual funds and an income-producing bond mutual fund. These underlying funds, in turn, invest in a wide range of securities, including those of foreign issuers. The fund may also invest a portion of its assets in money market instruments. The fund's board of trustees has established target allocations for the fund's assets of 55% to the equity funds and 45% to the bond fund. In addition, the fund may invest [some] or all of its assets in money market instruments. The fund may deviate from these target allocations within ranges of 10% above or below the target amount. The board also has established the following maximum and minimum percentages for investment of the fund's assets in specific underlying funds:

UNDERLYING FUND               RANGE (% of total portfolio)

EQUITY FUNDS
MPAM Emerging Markets Fund          0-20%
MPAM International Fund             0-20%
MPAM Mid Cap Stock Fund             0-20%
MPAM Large Cap Stock Fund           25-45%

BOND FUND
MPAM Bond Fund                      35-55%

Money Market Instruments:           0-20%

Subject to these percentage requirements, the fund's investment adviser allocates the fund's investments among the underlying funds using fundamental and quantitative analysis, its outlook for the economy and financial markets, and the relative performance of the underlying funds. The fund's investment adviser normally considers reallocating the fund's investments at least quarterly, but may change allocations more frequently if it believes that market conditions warrant such a change.

The target allocations and the investment percentage ranges for the fund are based on the investment adviser's expectation that the selected underlying funds, in combination, will be appropriate to achieve the fund's investment objective. If appreciation or depreciation in the value of an underlying fund's shares causes the percentage of MPAM Balanced Fund's assets invested in that underlying fund or the allocation among different types of underlying funds to fall outside the applicable investment range, the investment adviser will consider whether to reallocate the assets of the fund, but is not required to do so. The underlying funds, the target allocations among fund types and the investment percentage ranges for each underlying fund may be changed by the fund's board at any time.

MAIN RISKS

The value of your investment in the fund will go up and down, which means that you could lose money. A fund of funds' performance directly reflects the investment performance of the underlying funds it holds and your investment in the fund is subject to all the risks of an investment directly in the underlying funds. The fund's performance therefore depends not only on the allocation of its assets among the various underlying funds, but also on their ability to meet their investment objectives. The investment adviser may not accurately assess the attractiveness or risk potential of particular underlying funds.

In addition, the fund will bear both its own operating expenses and its pro rata share of the operating expenses of the underlying funds. One underlying fund may purchase the same securities that another underlying fund sells. By investing in both underlying funds, the fund would indirectly bear a portion of the costs of these trades without accomplishing any investment purpose.

Any taxable gains that the fund distributes to its shareholders will be generated by both its transactions in shares of the underlying funds and from the underlying funds' own portfolio transactions.

Because the underlying funds invest in both common stocks and bonds, MPAM Balanced Fund is subject to both equity risk and interest rate risk. Investing in the underlying funds, and therefore an investment in the fund, includes the principal risks summarized below, although not all of those risks apply to each underlying fund. For more information on investment objectives of, and the main risks associated with investment in, the underlying funds, please read the underlying funds' descriptions described above in this prospectus.

EQUITY FUNDS

While STOCKS have historically been a leading choice of long-term investors, they do fluctuate in price.

SMALL AND MID-SIZE COMPANIES carry additional risks because their operating histories tend to be more limited, their earnings less predictable, their share prices more volatile and their securities less liquid than those of larger, more established companies.

Because the underlying funds invest in a mix of GROWTH AND VALUE COMPANIES (although not all of the underlying funds invest in both types of companies), the fund assumes the risk of both and may achieve more modest gains than funds that use only one investment style. Because the stock prices of growth companies are based in part on future expectations, they may fall sharply if earnings expectations are not met or investors believe the prospects for a stock, industry or the economy generally are weak. With value stocks, there is a risk that they may never reach what the manager believes is their full market value, or that their intrinsic values may fall. While investment in value stocks may limit downside risk over time, they may produce smaller gains than riskier stocks.

Because all of the underlying funds may invest in FOREIGN SECURITIES, and MPAM International Fund and MPAM Emerging Markets Fund normally invest most of their assets in such securities, the fund's performance will be influenced by political, social and economic factors affecting investments in foreign countries. Special risks include exposure to currency fluctuations, less liquidity, less developed or efficient trading markets, a lack of comprehensive company information, political instability and differing auditing and legal standards. These risks are intensified with respect to EMERGING MARKETS SECURITIES, and the stock markets of emerging markets countries can be extremely volatile.

BOND FUND

Prices of bonds tend to move inversely with changes in INTEREST RATES. While a rise in rates may allow investing for higher yields, the most immediate effect is usually a drop in bond prices, which could cause the fund's share price to drop as well. To the extent that MPAM Bond Fund maintains a longer maturity than other bond funds, its share price will react more strongly to interest rates. An investment in bonds could be subject to additional risk factors, including:

o failure of an issuer to make timely interest or principal payments, or a decline in the bond's credit quality, or a perception of a decline

o Pre-payment of the loans underlying an investment in mortgage-related securities (that is, the loans are paid off earlier than expected, causing the value of the security to drop)

o factors that affect foreign debt securities, such as political and economic instability, changes in currency exchange rates, and less liquid markets for such securities

OTHER POTENTIAL RISKS

Certain of the underlying funds may invest in initial public offerings, options, futures and foreign currencies to hedge the fund's portfolio or to increase returns. There is the risk that such practices may reduce returns or increase volatility.

Although the fund does not expect to engage in active trading, certain of the underlying funds may do so, which can mean higher taxable distributions and lower performance due to increased transaction costs.

Under adverse market conditions, the fund and certain of the underlying funds in which it invests could invest some or all of their assets in money market instruments. Although the funds would do this to avoid losses, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.


PAST PERFORMANCE

Because the fund is new, it does not have any past performance to report.

EXPENSES

Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. While the fund itself pays no management fees or charges, it will indirectly bear its pro-rata share of the management expenses of the underlying funds. Each of the underlying funds pays a management fee to the investment adviser and also pays other operating expenses. An investor in the fund will indirectly pay the management fees and other expenses of the underlying funds it holds.

The following table shows the estimated total expense ratios for each underlying fund. Note that the fund's pro rata share of expenses fluctuates along with changes in the average assets in each of the underlying funds.

UNDERLYING FUND                          ESTIMATED TOTAL EXPENSE RATIO
---------------                          -----------------------------

MPAM Large Cap Stock Fund

MPAM Mid Cap Stock Fund

MPAM International Fund

MPAM Emerging Markets Fund

MPAM Bond Fund


In addition, the fund will pay certain expenses for fund administration; custody and other items.

ANNUAL FUND OPERATING EXPENSES (EXPENSES PAID FROM FUND ASSETS)
% OF AVERAGE DAILY NET ASSETS
Management fees
Other expenses*
TOTAL
*Other expenses are based on estimated amounts for the current fiscal year.

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year:               Three Years:

CONCEPTS TO UNDERSTAND

WHAT EACH FUND IS - AND ISN'T

Each fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in each fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in each fund, but you also have the potential to make money.

MANAGEMENT

The investment adviser for the funds is MPAM Advisers, a division of The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $127 billion in over 160 mutual fund portfolios and is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.5 trillion of assets under management, administration or custody, including approximately $485 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.

PORTFOLIO MANAGERS

NAME OF FUND                                     PRIMARY PORTFOLIO MANAGER

MPAM Large Cap Stock Fund                        MPAM's Equity Management Team
MPAM Income Stock Fund                           Bert Mullins
MPAM Mid Cap Stock Fund                          Anthony J. Galise
MPAM Small Cap Stock Fund                        Gene F. Cervi
MPAM International Fund                          Sandor Cseh
MPAM Emerging Markets Fund                       D. Kirk Henry
MPAM Bond Fund                                   Daniel J. Fasciano and Stephen
                                                 P. Fiorella
MPAM Intermediate Bond Fund                      Stephen P. Fiorella and
                                                 Lawrence R. Dunn
MPAM Short-Term U.S. Government Securities Fund  Carol D. Miltenberger and
                                                 Lawrence R. Dunn
MPAM National Municipal Intermediate Municipal   John F. Flahive and Kristin D.
Bond Fund                                        Lindquist
MPAM National Short-Term Municipal Bond Fund     Mary Collette O'Brien and
                                                 Timothy J. Sanville
MPAM Pennsylvania Intermediate Municipal Bond    John F. Flahive and Mary
Fund                                             Collette O'Brien
MPAM Balanced Fund                               Bert Mullins and Lawrence R.
                                                 Dunn

BIOGRAPHICAL INFORMATION

GENE F. CERVI, CFA, has been a portfolio manager at Dreyfus since 199_. Mr. Cervi is also director of investment research for Laurel Capital Advisors, an affiliate of Dreyfus, and a vice president of Mellon Bank, N.A., which he joined in 1982.

SANDOR CSEH has been a portfolio manager for The Boston Company Asset Management, an affiliate of Dreyfus, since 1994. In May 1996, he became a dual employee of Dreyfus and The Boston Company.

LAWRENCE R. DUNN has been employed by Dreyfus as a portfolio manager since November 1995. He started with Mellon Bank, N.A. in April of 1990. He is also an assistant vice president of Mellon Bank, N.A.

DANIEL J. FASCIANO, senior portfolio manger of Boston Safe Deposit and Trust Company, an affiliate of Dreyfus, has been a portfolio manager of Dreyfus since October 1995. Mr. Fasciano joined Boston Safe Deposit and Trust Company in 1990. He is also a vice president of Mellon Bank, N.A.

STEPHEN P. FIORELLA has been employed by Dreyfus as a portfolio manager since July 1998. He joined The Boston Company and Boston Safe Deposit and Trust Company in July 1989. He is also an assistant vice president of Boston Safe Deposit and Trust Company and Mellon Bank, N.A.

JOHN FLAHIVE has been employed by Dreyfus as a portfolio manager since November 1994. Mr. Flahive is also vice president of Boston Safe Deposit and Trust Company, an affiliate of Dreyfus.

ANTHONY J. GALISE has been employed by Dreyfus as a portfolio manager since April 1996. He is also a portfolio manager at Laurel Capital Advisors and a vice president and portfolio manager at Mellon Bank, N.A. He joined Mellon in 1993 with over 20 years of equity investment experience.

D. KIRK HENRY has been employed by Dreyfus since May 1996 as a portfolio manager. He is also vice president and international equity portfolio manager of The Boston Company Asset Management, an affiliate of Dreyfus. He has held that position since May 1994.

KRISTIN D. LINDQUIST has been employed by Dreyfus as a portfolio manager since October 1994. She is also a vice president of Mellon Bank, N.A. and Boston Safe Deposit and Trust Company.

CAROL D. MILTENBERGER is an assistant vice president of Mellon Bank, N.A., with which she has been affiliated since October 1994.

BERT MULLINS has been employed by Dreyfus as portfolio manager since October 1994. Mr. Mullins has been employed as a portfolio manager by Laurel Capital Advisors, an affiliate of Dreyfus, since October 1990. He is also a vice president, portfolio manager and senior securities analyst for Mellon Bank, N.A.

MARY COLLETTE O'BRIEN has been employed by Dreyfus as a portfolio manager since 199_. She is a vice president of Mellon Bank, N.A. and Boston Safe Deposit and Trust Company.

TIMOTHY J. SANVILLE is an assistant vice president of Boston Safe Deposit and Trust Company and Mellon Bank, N.A. He has been with Boston Safe Deposit and Trust Company since 1992, and is a Chartered Financial Analyst.

The funds, the investment adviser and Dreyfus Service Corporation (each fund's distributor) each have adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by a fund. The investment adviser's code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by the investment adviser's employees does not disadvantage any fund managed by the investment adviser.

MANAGEMENT FEE

Each of the funds (other than MPAM Balanced Fund) pays a management fee to the investment adviser at the annual rates set forth in the table below:

NAME OF FUND                                      MANAGEMENT FEE (AS PERCENTAGE
                                                  OF AVERAGE DAILY NET ASSETS)

MPAM Large Cap Stock Fund
MPAM Income Stock Fund
MPAM Mid Cap Stock Fund
MPAM Small Cap Stock Fund
MPAM International Fund
MPAM Emerging Markets Fund
MPAM Bond Fund
MPAM Intermediate Bond Fund
MPAM Short-Term U.S. Government Securities Fund
MPAM National Intermediate Municipal Bond Fund
MPAM National Short-Term Municipal Bond Fund
MPAM Pennsylvania Intermediate Municipal Bond Fund
MPAM Balanced Fund


ACCOUNT POLICIES

BUYING SHARES

The funds are designed for Mellon Private Asset Management Clients that maintain qualified fiduciary, custody or other accounts with Mellon Bank, N.A. or Boston Safe Deposit and Trust Company, or their bank affiliates ("MPAM Clients"). Shares owned by MPAM Clients will be held in omnibus accounts, or individual, institutional accounts, with the funds' transfer agent ("MPAM Accounts"). MPAM Clients may also transfer fund shares from a MPAM Account to individuals and corporations that do not have MPAM Accounts. Those MPAM fund shares will be held in separate accounts ("Individual Accounts"). MPAM Clients who terminate their relationships with MPAM but who wish to continue to hold MPAM Fund shares may do so only by establishing Individual Accounts.

The funds may, at some future time, establish a separate class of shares for shareholders who are not MPAM Clients and whose shares are therefore not held in MPAM Accounts. That separate class, into which Individual Accounts may be required to convert, may carry additional fees.

You pay no sales charges to invest in any fund. Your price for fund shares is the fund's net asset value per share (NAV), which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time), every day the exchange is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Investments in equity securities are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the fund's board. Investments in debt securities are generally valued by one or more independent pricing services approved by the fund's board.

SELLING SHARES

You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Your order will be processed promptly and you will generally receive the proceeds within a week.

With regard to selling recently purchased shares, please note that if the fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to eight business days or until it has collected payment.

PURCHASES AND REDEMPTIONS THROUGH MELLON ACCOUNTS

MPAM Clients should contact their account officer for information concerning purchasing and selling (redeeming) fund shares. Mellon Private Asset Management may set policies and fees that are different than those described in this prospectus. Mellon Private Asset Management may also set different minimum investments or limitations on buying and selling shares.

PURCHASES AND REDEMPTIONS THROUGH INDIVIDUAL ACCOUNTS

PURCHASING SHARES

Individual Accounts may be opened only by the transfer of fund shares from a MPAM Account, by MPAM Clients who terminate their relationships with MPAM but who wish to continue to hold MPAM Fund shares, or by exchange from Individual Accounts holding other MPAM Funds as described under "Individual Account Services and Polices - Exchange privilege". The minimum initial investment in a fund through an Individual Account is $10,000, and the minimum for additions is $1,000. You may purchase additional shares for an Individual Account by mail, wire, electronic check or TeleTransfer.

MAIL. To purchase additional shares by mail, fill out an investment slip and send the slip and a check with your account number written on it to:

      Name of Fund
      MPAM Family of Funds
      P.O. Box 105, Newark, NJ 07101-0105

Make checks payable to:  MPAM Family of Funds.

WIRE. To purchase additional shares by wire, have your bank send your investment to Boston Safe Deposit & Trust Co., with these instructions:

o  ABA# 011001234 [?]
o  DDA# [?]
o  the fund name
o  your account number
o  name(s) of investor(s)

ELECTRONIC CHECK. To purchase additional shares by electronic check, which will transfer money out of your bank account, follow the instructions for purchases by wire, but before your account number insert "__." Your transaction is entered automatically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

TELETRANSFER. To purchase additional shares through TeleTransfer call [1-800-645-6561 (outside the U.S. 516-794-5452)] to request your transaction.


SELLING (REDEEMING) SHARES

You may sell (redeem) shares by mail, telephone, wire or TeleTransfer.

WRITTEN SELL ORDERS

Some circumstances require written sell orders along with signature guarantees. These include:

o amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

o  requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

MAIL. To sell (redeem) shares by mail, write a letter of instruction that includes:

o  your name(s) and signatures(s)
o  your account number
o  the fund name
o  the dollar amount you want to sell
o  how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required. Mail your request to:

      MPAM Family of Funds
      P.O. Box 6587, Providence, RI 92940-6587

Unless you have declined telephone privileges on your account application, you may also redeem your shares by telephone (maximum $250,000 per day) by calling [1-800-645-6561 (outside the U.S. 516-794-5452)], and requesting that a check be mailed to your address of record.

WIRE OR TELETRANSFER. To sell (redeem) shares by wire or TeleTransfer (minimum $1,000; maximum $500,000 for joint accounts every 30 days), call [1-800-645-6561 (outside the U.S. 516-794-5452)] to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by wire for wire redemptions and by electronic check for TeleTransfer redemptions.

INDIVIDUAL ACCOUNT SERVICES AND POLICIES

EXCHANGE PRIVILEGE: You CAN EXCHANGE SHARES WORTH $1000 OR MORE from one MPAM fund into another. However, each fund account, including those established through exchanges, must continue to meet the minimum balance requirement of $10,000. You can request your exchange in writing or by phone. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will generally have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges.

TELETRANSFER PRIVILEGE: TO MOVE MONEY BETWEEN YOUR BANK ACCOUNT and your MPAM fund account with a phone call, use the TeleTransfer privilege. You can set up TeleTransfer on your account by providing bank account information and following the instructions on your application.

USE OF TELEPHONE PRIVILEGES: UNLESS YOU DECLINE TELEPHONE PRIVILEGES on your application, you may be responsible for any fraudulent telephone order as long as the fund's distributor takes reasonable measures to verify the order.

ACCOUNT BALANCE REQUIREMENT: If your account falls below $10,000, a fund may ask you to increase your balance. If it is still below $10,000 after 45 days, a fund may close your account and send you the proceeds.

GENERAL POLICIES FOR MPAM ACCOUNTS AND INDIVIDUAL ACCOUNTS

EACH FUND RESERVES THE RIGHT TO:

o refuse any purchase or exchange request that could adversely affect any fund or its operations, including those from any individual or group who, in a fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of a fund within a calendar year)

o refuse any purchase or exchange request in excess of 1% of any fund's total assets

o change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

o  change its minimum investment amounts

o delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

Each fund also reserves the right to make a "redemption in kind" - payment in portfolio securities rather than cash - if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).


DISTRIBUTIONS AND TAXES

EACH FUND USUALLY PAYS ITS SHAREHOLDERS dividends, if any, from its net investment income as follows:

FUND                                                   DIVIDEND FREQUENCY

MPAM Large Cap Stock Fund                              Monthly
MPAM Income Stock Fund                                 Monthly
MPAM Mid Cap Stock Fund                                Annually
MPAM Small Cap Stock Fund                              Annually
MPAM International Fund                                Annually
MPAM Emerging Markets Fund                             Annually
MPAM Bond Fund                                         Monthly
MPAM Intermediate Bond Fund                            Monthly
MPAM Short-Term U.S. Government Securities Fund        Monthly
MPAM National Intermediate Municipal Bond Fund         Monthly
MPAM National Short-Term Municipal Bond Fund           Monthly
MPAM Pennsylvania Intermediate Municipal Bond Fund     Monthly
MPAM Balanced Fund                                     Monthly

Each fund distributes any net capital gains it has realized once a year. For Individual Accounts, dividends and other distributions will be reinvested in fund shares unless you instruct the fund otherwise. For information on reinvestment of dividends and other distributions on MPAM Accounts, contact your account officer. There are no fees or sales charges on reinvestments.

FUND DIVIDENDS (EXCEPT TO THE EXTENT ATTRIBUTABLE TO TAX-EXEMPT INCOME) AND DISTRIBUTIONS ARE TAXABLE to most investors (unless your investment is in a tax-advantaged account). The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash. In general, distributions are federally taxable as follows:

TAXABILITY OF DISTRIBUTIONS

TYPE OF DISTRIBUTION       TAX RATE FOR 15%       TAX RATE FOR 25% BRACKET OR
--------------------       -----------------      ---------------------------
                           BRACKET                ABOVE
                           -------                -----

Income Dividends           Ordinary income rate   Ordinary income rate

Short-Term Capital Gains   Ordinary income rate   Ordinary income rate

Long-Term Capital Gains    10%                    20%

The tax status of your dividends and distributions will be detailed in your annual tax statement, which may be issued by a fund.

MPAM National Intermediate Municipal Bond Fund, MPAM National Short-Term, Municipal Bond Fund, and MPAM Pennsylvania Intermediate Municipal Bond Fund anticipate that virtually all income dividends will be exempt from federal income tax (and, in the case of MPAM Pennsylvania Intermediate Municipal Bond Fund, a substantial portion of those dividends will normally be exempt from Pennsylvania state personal income tax). However, any dividends paid from interest on taxable investments or short-term capital gains will be taxable as ordinary income, and any distributions of long-term capital gains will be taxable as such.

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

TAXES ON TRANSACTIONS

Except for tax-advantaged accounts, any sale or exchange of fund shares may generate a tax liability. Of course, withdrawals or distributions from tax-deferred accounts are taxable when received.

The table above also can provide a guide for potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold or exchanged up to 12 months after buying them. "Long-term capital gains" applies to shares sold or exchanged after 12 months.

MPAM Large Cap Stock Fund
MPAM Income Stock Fund
MPAM Mid Cap Stock Fund
MPAM Small Cap Stock Fund
MPAM International Fund
MPAM Emerging Markets Fund
MPAM Bond Fund
MPAM Intermediate Bond Fund
MPAM Short-Term U.S. Government Securities Fund
MPAM National Intermediate Municipal Bond Fund
MPAM National Short-Term Municipal Bond Fund
MPAM Pennsylvania Intermediate Municipal Bond Fund
MPAM Balanced Fund
     Series of MPAM Trust
     SEC file number: 811-

More information on any fund is available free upon request, including the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Provides more details about each fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

MPAM Clients, please contact your Mellon Private Asset Management (MPAM) Account Officer or call 1-800-234-MELLON. Individual Account holders, please call Dreyfus at 1-800-645-6561.

INSTRUCTIONS BY MAIL:

Mellon clients, write to your Mellon Private Asset Management Account Officer

C/O Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA  15258

Individual account holders, write to

MPAM Family of Funds
P.O. Box 105
Newark, NJ  07101-0105

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from:
http://www.sec.gov

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090), or, after paying a duplicating fee, by e-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington DC 20549-0102.

(COPYRIGHT)2000, Dreyfus Service Corporation

           SUBJECT TO COMPLETION. PRELIMINARY STATEMENT OF ADDITIONAL
                       INFORMATION DATED APRIL 14, 2000.
  ---------------------------------------------------------------------------

                            MPAM LARGE CAP STOCK FUND
                             MPAM INCOME STOCK FUND
                             MPAM MID CAP STOCK FUND
                            MPAM SMALL CAP STOCK FUND
                             MPAM INTERNATIONAL FUND
                           MPAM EMERGING MARKETS FUND
                                 MPAM BOND FUND
                           MPAM INTERMEDIATE BOND FUND
                 MPAM SHORT-TERM U.S. GOVERNMENT SECURITIES FUND
                      MPAM INTERMEDIATE MUNICIPAL BOND FUND
                  MPAM NATIONAL SHORT-TERM MUNICIPAL BOND FUND
               MPAM PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND
                               MPAM BALANCED FUND


                       STATEMENT OF ADDITIONAL INFORMATION

                               [MONTH] [DAY], 2000

  ---------------------------------------------------------------------------

This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Funds' current Prospectus dated [DATE], as may be revised from time to time. The Funds are separate portfolios of MPAM Fund's Trust, a management investment company ("Trust") that is registered with the Securities and Exchange Commission. To obtain a copy of the Funds' Prospectus, please write to the Funds at P.O Box 105, Newark, New Jersey 07101-0105, or call the following numbers:



           Call Toll Free -- 1-888-281-7350
           Outside the U.S. Call Collect - 1-412-236-7977


THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                                       2
                               TABLE OF CONTENTS

                                                                            PAGE

THE FUNDS AND THEIR INVESTMENTS...............................................3
THE FUNDS'INVESTMENTS, RELATED RISKS AND  LIMITATIONS.........................7
MANAGEMENT OF THE FUNDS......................................................51
MANAGEMENT ARRANGEMENTS......................................................53
HOW TO BUY SHARES............................................................55
HOW TO REDEEM SHARES.........................................................56
SHAREHOLDER SERVICES.........................................................58
ADDITIONAL INFORMATION ABOUT PURCHASES, EXCHANGES AND REDEMPTIONS............59
DETERMINATION OF NET ASSET VALUE.............................................60
DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES.....................................61
PORTFOLIO TRANSACTIONS.......................................................67
PERFORMANCE INFORMATION......................................................69
INFORMATION ABOUT THE FUNDS..................................................70
COUNSEL AND INDEPENDENT AUDITORS.............................................72
APPENDIX A..................................................................A-1
APPENDIX B..................................................................B-1

      The Trust is an open-end management investment company organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts by a Declaration of Trust dated April 12, 2000. The Trust is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

      The investment objectives, policies, restrictions, practices and procedures of the Funds, unless otherwise specified, may be changed without shareholder approval. As with other mutual funds, there is no assurance that a Fund will achieve its investment objective.

      MPAM Advisers, a division of The Dreyfus Corporation ("Dreyfus"), serves as each Fund's investment manager.

      Dreyfus Service Corporation ("Distributor"), a subsidiary of Dreyfus, is the distributor of each Fund's shares.



                         THE FUNDS AND THEIR INVESTMENTS

      The following information supplements and should be read in conjunction with the Funds' Prospectus. The following summaries briefly describe the portfolio securities in which the Funds invest and the investment techniques they employ. Additional information about these portfolio securities and investment techniques is provided under "The Funds' Investments, Related Risks and Limitations."

                                  EQUITY FUNDS
                                  ------------

      MPAM LARGE CAP STOCK FUND seeks investment returns (consisting of capital appreciation and income) that are consistently superior to the Standard & Poor's 500 Composite Stock Price Index(REGISTERED) ("S&P 500").

      The Fund may invest in the following portfolio securities: common stock, government obligations, foreign securities, illiquid securities, other investment companies, and money market instruments.

      The Fund may utilize the following investment techniques: borrowing, when-issued securities and delayed delivery transactions, securities lending, reverse repurchase agreements, futures, options and other derivative instruments.

      MPAM INCOME STOCK FUND investment objective is to exceed the total return performance of the Russell 1000(TM) Value Index over time.

      The Fund may invest in the following portfolio securities: common stock, government obligations, and money market instruments.

      The Fund may utilize the following investment techniques: American Depository Receipts ("ADRs"), borrowing, when-issued securities and delayed delivery transactions, reverse repurchase agreements, securities lending, derivative instruments, options, futures contacts and options on futures contracts.

      MPAM MID CAP STOCK FUND seeks investment returns that exceed those of the Russell 2500(TM) Stock Index. The Russell 2500(TM) Stock Index, published By Frank Russell Company, is comprised of the bottom 500 companies in the Russell 1000(TM) Index as ranked by total market capitalization, and all 2,000 stocks in the Russell 2000(TM) Index. The Russell 2000(TM) Index consists of the smallest 2,000 companies in the Russell Index 3000(TM), representing approximately 10% of the Russell 3,000(TM) Index total market capitalization. The Russell 3000(TM) Index is composed of 3,000 large U.S. companies, as determined by market capitalization. The Russell 1000(TM) Index consists of the 1,000 largest companies in the Russell 3000(TM) Index. The Fund's managers do not attempt to time the financial market, or use sector or industry rotation techniques.

      The Fund may invest in the following portfolio securities: common stock, ADRs, government obligations, foreign securities, illiquid securities, initial public offerings, other investment companies, and money market instruments.

      The Fund may utilize the following investment techniques: borrowing, when-issued securities and delayed delivery transactions, securities lending, reverse repurchase agreements, options and other derivative instruments, futures contracts and options on futures contracts, foreign currency transactions, forward contracts, swaps, caps, collars, and floors.

      MPAM SMALL CAP STOCK FUND seeks total investment returns (consisting of capital appreciation and income) that surpass the Standard & Poor's SmallCap 600(R) Index.

      The Fund may invest in the following portfolio securities: common stock, government obligations, foreign securities, ADRs and New York Shares, illiquid securities, initial public offerings, other investment companies, and money market instruments.

      The Fund may utilize the following investment techniques: borrowing, when-issued securities and delayed delivery transactions, securities lending, reverse repurchase agreements, options and other derivative instruments, futures contracts and options on futures contracts, foreign currency strategies, forward contracts, swaps, caps, collars, and floors.

                               INTERNATIONAL FUNDS
                               -------------------

      MPAM INTERNATIONAL FUND seeks long-term capital growth.

      The Fund may invest in the following portfolio securities: common stock, preferred stock, convertible securities, ADRs and New York Shares, warrants, other investment companies, illiquid securities, foreign bank deposit obligations and money market instruments.

      The Fund may utilize the following investment techniques: foreign currency transactions, short-selling, borrowing money, derivatives, futures transactions, options, securities lending, and forward commitments.

      MPAM EMERGING MARKETS FUND seeks long-term capital growth.

      The Fund may invest in the following portfolio securities: common stock, preferred stock, ADRs and New York Shares, foreign government obligations, securities of supranational entities, closed-end investment companies, convertible securities, illiquid securities, foreign bank deposit obligations, and money market instruments.

      The Fund may utilize the following investment techniques: foreign currency transactions, short-selling, borrowing money, securities lending, derivatives, futures transactions, options, and forward commitments.

                               TAXABLE BOND FUNDS
                               ------------------

      MPAM BOND FUND seeks to outperform the Lehman Brothers Aggregate Bond Index while maintaining a similar risk level. MPAM INTERMEDIATE BOND FUND seeks to outperform the Lehman Intermediate Government/Corporate Bond Index while maintaining a similar risk level.

      Each Fund may invest in the following portfolio securities: corporate obligations, government obligations, variable and floating rate securities, repurchase agreements, mortgage-related securities (including commercial mortgage backed securities), asset-backed securities, convertible securities, zero coupon securities, preferred stock, illiquid securities, commercial paper, bank obligations, foreign securities, and other investment companies. MPAM Intermediate Bond Fund may also invest in municipal bonds, municipal notes, and municipal commercial paper.

      Each Fund may invest up to 65% of its net assets in mortgage-related securities issued or guaranteed by U.S. government agencies or instrumentalities, including those with fixed, floating or variable interest rates, those with interest rates that change based on multiples of changes in specified index of interest rates and those with interest rates that change inversely to change in interest rates, as well as stripped mortgage-backed securities which do not bear interest.

      Each Fund may utilize the following investment techniques: borrowing, when-issued securities and delayed delivery transactions, securities lending, options and other derivative instruments, futures contracts and options on futures contracts, foreign currency strategies, forward contracts, swaps, caps, collars, floors, and mortgage dollar rolls.

      MPAM SHORT-TERM U.S. GOVERNMENT SECURITIES FUND seeks to provide as high a level of current income as is consistent with the preservation of capital.

      The Fund may invest in the following portfolio securities: U.S. government securities, mortgage-related securities (including collateralized mortgage obligations, multi-class pass-through securities, stripped mortgage-backed securities, and adjustable-rate mortgage loans), repurchase agreements, and illiquid securities.

      The Fund may utilize the following investment techniques: borrowing, securities lending, forward commitments, and forward roll transactions.

                              MUNICIPAL BOND FUNDS
                              --------------------

      MPAM NATIONAL INTERMEDIATE MUNICIPAL BOND FUND and MPAM NATIONAL SHORT-TERM MUNICIPAL BOND FUND each seeks to maximize current income exempt from Federal income taxes consistent with the prudent risk of capital. Each Fund seeks to achieve its objective by investing in debt obligations issued by states, cities, counties, municipalities, municipal agencies and regional districts which are of "investment-grade" quality at the time of purchase and generally of short to intermediate maturities the interest from which is, in the opinion of counsel to the respective issuers, exempt from Federal income taxes ("Municipal Obligations").

      Under normal market conditions, each fund attempts to invest 100%, and will invest a minimum of 80%, of its total assets in Municipal Obligations. However, each Fund has the ability under certain conditions to invest 20% of its total assets in taxable obligations (including obligations the interest on which is included in the calculation of the alternative minimum tax for individuals) and may, for defensive purposes under abnormal market conditions, temporarily invest more than 20% of its total assets in taxable obligations. In managing each Fund, the investment adviser seeks to take advantage of market developments, yield disparities and variations in the creditworthiness of issuers.

      Each Fund may invest in the following portfolio securities: municipal obligations, municipal bonds, municipal notes, municipal commercial paper, municipal lease obligations and other instruments, tender option bonds (up to 10% of the value of its assets), floating rate and variable rate obligations, taxable investments, stand-by commitments, repurchase agreements, and other investment companies.

      Each Fund may utilize the following investment techniques: borrowing, securities lending; when-issued securities, investments in municipal bond index and interest rate futures contracts, and options on municipal bond index and interest rate futures contracts.

      MPAM PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND seeks as high a level of income exempt from federal and Pennsylvania state income taxes as is consistent with the preservation of capital.

      Under normal market conditions, the fund attempts to invest 100%, and will invest a minimum of 80%, of its total assets in Municipal Obligations, and 65% of its assets in Municipal Obligations the interest from which is exempt from The Pennsylvania personal income tax. However, the Fund has the ability under certain conditions to invest 20% of its total assets in taxable obligations (including obligations the interest on which is included in the calculation of the alternative minimum tax for individuals) and may, for defensive purposes under abnormal market conditions, temporarily invest more than 20% of its total assets in taxable obligations. In managing the Fund, the investment adviser seeks to take advantage of market developments, yield disparities and variations in the creditworthiness of issuers.

      The Fund may invest in the following portfolio securities: municipal obligations, certain tax exempt obligations, tax exempt participation interests, tender option bonds (up to 10% of the value of its assets), custodial receipts, stand-by commitments, taxable investments, zero coupon securities, and illiquid securities.

      The Fund may utilize the following investment techniques: borrowing, securities lending; when-issued securities, investments in municipal bond index and interest rate futures contracts, and options on municipal bond index and interest rate futures contracts.

                                  BALANCED FUND
                                  -------------

      MPAM BALANCED FUND seeks long-term growth of principal, with a secondary emphasis on current income. The Fund may invest in MPAM Large Cap Stock Fund, MPAM Mid Cap Stock Fund, MPAM International Fund, MPAM Emerging Markets Fund, and MPAM Bond Fund, as well as in money market instruments.

                           CLASSIFICATION OF THE FUNDS
                           ---------------------------

      The MPAM Large Cap Stock Fund, MPAM Income Stock Fund, MPAM Mid Cap Stock Fund, MPAM Small Cap Stock Fund, MPAM International Fund, MPAM Emerging Markets Fund, MPAM Bond Fund, MPAM Intermediate Bond Fund, MPAM Short-Term U.S. Government Securities Fund, and MPAM Balanced Fund are "diversified", as defined in the Investment Company Act of 1940, as amended ("1940 Act"), which means that, with respect to 75% of its total assets, each Fund will not invest more than 5% of its assets in the securities of any single issuer (other than securities of other investment companies, and securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities).

      The MPAM Intermediate Municipal Bond Fund, MPAM National Short-Term Municipal Bond Fund, and MPAM Pennsylvania Intermediate Municipal Bond Fund are classified as "non-diversified," as defined under the 1940 Act, and therefore, each Fund could invest all of its assets in the obligations of a single issuer or relatively few issuers. Due to these Funds' non-diversified status, changes in the financial condition or in the market's assessment of an individual issuer may cause a Fund's share price to fluctuate to a greater degree than if the Fund were diversified. However, the Funds intend to conduct their operations so that each Fund will qualify under the Internal Revenue Code of 1986, as amended (the "Code"), as a "regulated investment company." To continue to qualify, among other requirements, each Fund will be required to limit its investments so that at the close of each quarter of the taxable year, with respect to at least 50% of its total assets, not more than 5% of such assets will be invested in the securities of a single issuer. In addition, not more than 25% of the value of each Fund's total assets may be invested in the securities of a single issuer at the close of each quarter of the taxable year.



              THE FUNDS' INVESTMENTS, RELATED RISKS AND LIMITATIONS

      The following information supplements and should be read in conjunction with the Funds' Prospectus and the section entitled "The Funds and Their Investments" above, concerning the Funds' investments, related risks and limitations. Except as otherwise indicated in the Prospectus or this Statement of Additional Information, the funds have established no policy limitations on their ability to use the investments or techniques discussed in these documents.

CERTAIN PORTFOLIO SECURITIES

      AMERICAN DEPOSITORY RECEIPTS ("ADRS") AND NEW YORK SHARES. ADRs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by foreign companies. New York Shares are securities of foreign companies that are issued for trading in the United States. ADRs and New York Shares are traded in the United States on national securities exchanges or in the over-the-counter market. Investment in securities of foreign issuers presents certain risks, including those resulting from adverse political and economic developments and the imposition of foreign governmental laws or restrictions. See "Foreign Securities."

      ASSET-BACKED SECURITIES. Asset-backed securities are securities that represent direct or indirect participations in, or are secured by and payable from, assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts and special purpose corporations. The value of such securities partly depends on loan repayments by individuals, which may be adversely affected during general downturns in the economy. Payments or distributions of principal and interest on asset-backed securities may be supported by credit enhancements, such as various forms of cash collateral accounts or letters of credit. Like mortgage-related securities, asset-backed securities are subject to the risk of prepayment. The risk that recovery or repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities, however, is greater than is the case for mortgage-backed securities.

      BANK OBLIGATIONS. Certificates of deposit ("CDs") are short-term negotiable obligations of commercial banks; time deposits ("TDs") are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates; and bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions. Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation ("FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. As a result of governmental regulations, domestic branches of foreign banks are, among other things, generally required to maintain specified levels of reserves, and are subject to other supervision and regulations designed to promote financial soundness.

      Obligations of foreign branches of domestic banks, such as CDs and TDs, may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulations. Payment of interest and principal upon obligations of foreign banks and foreign branches of domestic banks may be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). Examples of such action would be the imposition of currency controls, interest limitations, seizure of assets, or the declaration of a moratorium. Evidence of ownership of portfolio securities may be held outside of the United States, and a Fund may be subject to the risks associated with the holdings of such property overseas.

      Obligations of branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental action in the countries in which the foreign bank has its head office. In addition, there may be less publicly available information about a branch of a foreign bank than about a domestic bank.

      CLOSED-END INVESTMENT COMPANIES. The relevant Funds may invest in securities issued by closed-end investment companies which principally invest in securities in which a Fund may invest. Under the 1940 Act, a Fund's investment in such securities, subject to certain exceptions, currently is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets in the aggregate. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses.

      COMMERCIAL PAPER. Commercial paper instruments are short-term obligations issued by banks and corporations that have maturities ranging from two to 270 days. Each instrument may be backed only by the credit of the issuer or may be backed by some form of credit enhancement, typically in the form of a guarantee by a commercial bank. Commercial paper backed by guarantees of foreign banks may involve additional risk due to the difficulty of obtaining and enforcing judgments against such banks and the generally less restrictive regulations to which such banks are subject. A Fund will only invest in commercial paper of U.S. and foreign companies rated at the time of purchase at least A-1 by S&P, Prime-1 by Moody's, F-1 by Fitch or, Duff-1 by Duff & Phelps Credit Rating Co. ("Duff & Phelps").

      COMMON STOCK. Common stock represents an equity or ownership interest in the issuer of the stock. If the issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock have priority over the claims of holders of common stock against assets of the issuer.

      CONVERTIBLE SECURITIES. Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have characteristics similar to both fixed-income and equity securities. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

      Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

      Convertible securities provide for a stable stream of income with generally higher yields than common stocks, but there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

      CORPORATE OBLIGATIONS. The relevant Funds may purchase corporate obligations rated at least Baa by Moody's or BBB by S&P, or if unrated, of comparable quality as determined by the investment adviser. Securities rated BBB by S&P or Baa by Moody's are considered by those rating agencies to be "investment grade" securities, although Moody's considers securities rated Baa to have speculative characteristics. Further, while bonds rated BBB by S& P's exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal for debt in this category than debt in higher rated categories.

      CUSTODIAL RECEIPTS. The relevant Funds may purchase securities, frequently referred to as "custodial receipts," representing the right to receive future principal and interest payments on municipal obligations underlying such receipts. A number of different arrangements are possible. In a typical custodial receipt arrangement, an issuer or a third party owner of a municipal obligation deposits such obligation with a custodian in exchange for two or more classes of receipts. The class of receipts that a Fund may purchase has the characteristics of a typical tender option security backed by a conditional "put," which provides the holder with the equivalent of a short-term variable rate note. At specified intervals, the interest rate for such securities is reset by the remarketing agent in order to cause the securities to be sold at par through a remarketing mechanism. If the remarketing mechanism does not result in a sale, the conditional put can be exercised. In either event, the holder is entitled to full principal and accrued interest to the date of the tender or exercise of the "put." The "put" may be terminable in the event of a default in payment of principal or interest on the underlying municipal obligation and for other reasons. Before purchasing such security, the adviser is required to make certain determinations with respect to the likelihood of, and the ability to monitor, the occurrence of the conditions that would result in the put not being exercisable. The interest rate for these receipts generally is expected to be below the coupon rate of the underlying municipal obligations and generally is at a level comparable to that of a municipal obligation of similar quality and having a maturity equal to the period between interest rate readjustments. These custodial receipts are sold in private placements. A Fund also may purchase directly from issuers, and not in a private placement, municipal obligations having the characteristics similar to the custodial receipts in which a Fund may invest.

      Other types of tax-exempt instruments that may become available in the future may be purchased by a Fund as long as the investment adviser believes the quality of these instruments meets the Fund's quality standards.

      Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Derivative Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund's assets to cover or segregated accounts could impede portfolio management or a Fund's ability to meet redemption requests or other current obligations.

      FOREIGN SECURITIES. The relevant Funds may purchase securities of foreign issuers and may invest in foreign currencies and obligations of foreign branches of domestic banks and domestic branches of foreign banks. Investment in such foreign currencies securities and obligations presents certain risks, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, adverse political and economic developments, the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers. Moreover, securities of many foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers. In addition, with respect to certain foreign countries, there is the possibility of expropriation, confiscatory taxation and limitations on the use or removal of funds or other assets of the Fund, including withholding of dividends. Foreign securities may be subject to foreign government taxes that would reduce the yield on such securities.

FOREIGN GOVERNMENT OBLIGATIONS; SECURITIES OF SUPRANATIONAL ENTITIES. The relevant Funds may invest in obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the investment adviser to be of comparable quality to the other obligations in which the Fund may invest. Such securities also include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.

      GOVERNMENT OBLIGATIONS. U.S. Treasury obligations can differ in their interest rates, maturities and times of issuance: (a) U.S. Treasury bills have a maturity of one year or less, (b) U.S. Treasury notes have maturities of one to ten years, and (c) U.S. Treasury bonds generally have maturities of greater than ten years.

      Government obligations also include obligations issued or guaranteed by U.S. government agencies and instrumentalities that are supported by any of the following: (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the

U.S. Treasury, (c) the discretionary authority of the U.S. Treasury to lend to such government agency or instrumentality, or (d) the credit of the instrumentality. (Examples of agencies and instrumentalities are: Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, General Services Administration, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Inter-American Development Bank, Asian-American Development Bank, Student Loan Marketing Association, International Bank for Reconstruction and Development, and Fannie Mae). No assurance can be given that the U.S. government will provide financial support to the agencies or instrumentalities described in (b), (c), and (d) in the future, other than as set forth above, since it is not obligated to do so by law.

      ILLIQUID SECURITIES. Securities that have readily available market quotations are not deemed illiquid (irrespective of any legal or contractual restrictions on resale). A Fund may invest in commercial obligations issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended ("Section 4(2) paper"). A Fund may also purchase securities that are not registered under the Securities Act of 1933, as amended, but that can be sold to qualified institutional buyers in accordance with Rule 144A under that Act ("Rule 144A securities"). Liquidity determinations with respect to Section 4(2) paper and Rule 144A securities will be made by the Board of Trustees or by the investment adviser pursuant to guidelines established by the Board of Trustees. The Board or the investment adviser will consider availability of reliable price information and other relevant information in making such determinations.
Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors, such as the Funds, that agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be pursuant to registration or an exemption therefrom. Section 4(2) paper normally is resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. Rule 144A securities generally must be sold to other qualified institutional buyers. If a particular investment in Section 4(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the percentage limitation on investment in illiquid securities. The ability to sell Rule 144A securities to qualified institutional buyers is a recent development and it is not possible to predict how this market will mature. Investing in Rule 144A securities could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities from the Funds or other holder.

      INITIAL PUBLIC OFFERINGS ("IPOS"). An IPO is a corporation's first offering of stock to the public. Shares are given a market value reflecting expectations for the corporation's future growth. Special rules of the National Association of Securities Dealers apply to the distribution of IPOs. Corporations offering IPOs generally have a limited operating history and may involve greater risk.

      MONEY MARKET INSTRUMENTS. Money market instruments consist of high quality, short-term debt obligations, including U.S. government securities, repurchase agreements, bank obligations and commercial paper. When the investment adviser determines that adverse market conditions exist, a Fund may adopt a temporary defensive position and invest some or all of its assets in money market instruments. A Fund also may purchase money market instruments when it has cash reserves.

      MORTGAGE-RELATED SECURITIES.

      ADJUSTABLE-RATE MORTGAGE LOANS ("ARMS"). ARMs eligible for inclusion in a mortgage pool will generally provide for a fixed initial mortgage interest rate for a specified period of time, generally for either the first three, six, twelve, thirteen, thirty-six, or sixty scheduled monthly payments. Thereafter, the interest rates are subject to periodic adjustments based on changes in an index. ARMs typically have minimum and maximum rates beyond which the mortgage interest rate may not vary over the lifetime of the loans. Certain ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Limitations on monthly payments can result in monthly payments that are greater or less than the amount necessary to amortize a negatively amortizing ARM by its maturity at the interest rate in effect during any particular month.

      COLLATERALIZED MORTGAGE POOLS. Collateralized mortgage pool securities are a form of derivative composed of interests in pools of commercial or residential mortgages. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. Theses securities may include complex instruments such as collateralized mortgage obligations, stripped mortgage-backed securities, mortgage pass-through securities, interest in real estate mortgage investment conduits ("REMICs"), and adjustable rate mortgages.

      RESIDENTIAL MORTGAGE-RELATED SECURITIES. Residential mortgage-related securities represent participation interests in pools of one-to four-family residential mortgage loans issued or guaranteed by governmental agencies or instrumentalities, such as the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), and the Federal Home Loan Mortgage Corporation ("FHLMC"), or issued by private entities. Similar to commercial mortgage-related securities, residential mortgage-related securities have been issued using a variety of structures, including multi-class structures featuring senior and subordinated classes.

      MORTGAGE PASS-THROUGH CERTIFICATES. Mortgage pass-through certificates are issued by governmental, government-related and private entities and are backed by pools of mortgages (including those on residential properties and commercial real estate). The mortgage loans are made by savings and loan institutions, mortgage bankers, commercial banks and other lenders. The securities are "pass-through" securities because they provide investors with monthly payments of principal and interest which, in effect, are a "pass-through" of the monthly payments made by the individual borrowers on the underlying mortgages, net of any fees paid to the issuer or guarantor of the pass-through certificates. The principal governmental issuer of such securities is GNMA, which is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Government-related issuers include FHLMC and FNMA, both government sponsored corporations owned entirely by private stockholders. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issues also create pass-through pools of conventional residential and commercial mortgage loans. Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.

      (1) GNMA Mortgage Pass-Through Certificates ("Ginnie Maes"). Ginnie Maes represent an undivided interest in a pool of mortgages that are insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. Ginnie Maes entitle the holder to receive all payments (including prepayments) of principal and interest owed by the individual mortgagors, net of fees paid to GNMA and to the issuer which assembles the mortgage pool and passes through the monthly payments to the certificate holders (typically, a mortgage banking firm), regardless of whether the individual mortgagor actually makes the payment. Because payments are made to certificate holders regardless of whether payments are actually received on the underlying mortgages, Ginnie Maes are of the "modified pass-through" mortgage certificate type. The GNMA is authorized to guarantee the timely payment of principal and interest on the Ginnie Maes as securities backed by an eligible pool of mortgages. The GNMA guarantee is backed by the full faith and credit of the United States, and the GNMA has unlimited authority to borrow funds from the U.S. Treasury to make payments under the guarantee. This is not a guarantee against market decline of the value of these securities or the shares of a Fund. It is possible that the availability (i.e., liquidity) of these securities could be adversely affected by actions of the U.S. government to tighten the availability of its credit. The market for Ginnie Maes is highly liquid because of the size of the market and the active participation in the secondary market of securities dealers and a variety of investors.

      (2) FHLMC Mortgage Participation Certificates ("Freddie Macs"). Freddie Macs represent interests in groups of specified first lien residential conventional mortgages underwritten and owned by FHLMC. Freddie Macs entitle the holder to timely payments of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. In cases where FHLMC has not guaranteed timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at anytime after default on an underlying mortgage, but in no event later than one year after it becomes payable. Freddie Macs are not guaranteed by the United States or by any of the Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. The secondary market for Freddie Macs is highly liquid because of the size of the market and the active participation in the secondary market of FHLMC, securities dealers and a variety of investors.

      (3) FNMA Guaranteed Mortgage Pass-Through Certificates ("Fannie Maes"). Fannie Maes represent an undivided interest in a pool of conventional mortgage loans secured by first mortgages or deeds of trust, on one family, or two to four family, residential properties. FNMA is obligated to distribute scheduled monthly installments of principal and interest on the mortgages in the pool, whether or not received, plus full principal of any foreclosed or otherwise liquidated mortgages. The obligation of FNMA under its guaranty is solely the obligation of FNMA and is not backed by, nor entitled to, the full faith and credit of the United States.

      (4) Private issue mortgage certificates are pass-through securities structured in a similar fashion to Ginnie Maes, Fannie Maes, and Freddie Macs.

Private issuer mortgage certificates are generally backed by conventional single family, multi-family and commercial mortgages. Private issuer mortgage certificates typically are not guaranteed by the U.S. government, its agencies or instrumentalities, but generally have some form of credit support in the form of over-collateralization, pool insurance or other form of credit enhancement.

      The market value of mortgage-related securities depends on, among other things, the level of interest rates, the certificates coupon rates and the payment history of the mortgagors of the underlying mortgages.

      COLLATERALIZED MORTGAGE OBLIGATIONS AND MULTI-CLASS PASS-THROUGH SECURITIES. Collateralized mortgage obligations or "CMOs" are multi-class bonds backed by pools or mortgage pass-through certificates or mortgage loans. CMOs in which a Fund may invest may be collateralized by (a) pass-through certificates issued or guaranteed by GNMA, FNMA or FHLMC, (b) unsecuritized mortgage loans insured by the Federal Housing Administration or guaranteed by the Department of Veterans' Affairs or (c) any combination thereof.

      Each class of CMOs, often referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity of final distribution date. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturities or final distribution dates. The principal and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in many ways. One or more tranches of a CMO may have coupon rates which reset periodically at a specified increment over an index, such as the London Interbank Offered Rate ("LIBOR") (or sometimes more than one index). These floating rate CMOs typically are issued with lifetime caps on the coupon rate thereon. A Fund also may invest in inverse floating rate CMOs. Inverse floating rate CMOs constitute a tranche of a CMO with a coupon rate that moves in the reverse direction of an applicable index such as the LIBOR. Accordingly, the coupon rate thereon will increase as interest rates decrease. Inverse floating rate CMOs are typically more volatile than fixed or floating rate tranches of CMOs. Many inverse floating rate CMOs have coupons that move inversely to a multiple of an applicable index such as LIBOR. The effect of the coupon varying inversely to a multiple of an applicable index creates a leverage factor. The markets for inverse floating rate CMOs with highly leveraged characteristics may at times be very thin. A Fund's ability to dispose of its positions in such securities will depend on the degree of liquidity in the markets for such securities. It is impossible to predict the amount of trading interest that may exist in such securities, and therefore the future degree of liquidity. It should be noted that inverse floaters based on multiples of a stated index are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and loss of principal.

      STRIPPED MORTGAGE-BACKED SECURITIES. Stripped mortgage-backed securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security, known as an interest-only security, or IO, and all of the principal is distributed to holders of another type of security known as a principal-only security, or PO.

Strips can be created in a pass-through structure or as tranches of a CMO. The yields to maturity on IOs and POs are very sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs. Conversely, if the underlying mortgage assets experience less than anticipated prepayments of principal, the yield on POs could be materially and adversely affected.

      COMMERCIAL MORTGAGE-BACKED SECURITIES. Commercial mortgage-backed securities are securities that represent direct or indirect participation in, or are secured by and payable from, pools of loans or leases secured by commercial properties, including but not limited to retail, office or industrial properties, hotels, health-care facilities and multifamily residential properties. Such assets are securitized through the use of trusts and special purpose corporations. The value of such securities partly depends on loan repayments by individual commercial borrowers, which can depend in turn on rent payments from tenants in secured properties, either of which may be adversely affected during general downturns in the economy. Payments or distributions of principal and interest on commercial mortgage-backed securities may be supported by credit enhancements, such as various forms of cash collateral accounts or letters of credit. Like mortgage-backed securities, commercial mortgage-backed securities are subject to the risks of prepayment. The risks that recovery or repossessed collateral might be unavailable or inadequate to support payments on commercial mortgage-backed securities, however, is greater than is the case for non-multifamily residential mortgage-backed securities.

      MUNICIPAL OBLIGATIONS.
      ---------------------

      GENERAL. Municipal Obligations are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities, the interest from which, in the opinion of bond counsel to the issuer, is exempt from Federal income tax. Municipal Obligations generally include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal Obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax exempt industrial development bonds, in most cases, are revenue bonds that do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued. Notes are short-term instruments which are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Municipal Obligations include municipal lease/purchase agreements which are similar to installment purchase contracts for property or equipment issued by municipalities. Municipal Obligations bear fixed, floating or variable rates of interest, which are determined in some instances by formulas under which the Municipal Obligation's interest rate will change directly or inversely to changes in interest rates or an index, or multiples thereof, in many cases subject to a maximum and minimum. Certain Municipal Obligations are subject to redemption at a date earlier than their stated maturity pursuant to call options, which may be separated from the related Municipal Obligation and purchased and sold separately.

      The yields on Municipal Obligations are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions in the Municipal Obligations market, size of a particular offering, maturity of the obligation and rating of the issue. The imposition of a Fund's management fee, as well as other operating expenses, will have the effect of reducing the yield to investors.

      Municipal Obligations may be repayable out of revenue streams generated from economically related projects or facilities or whose issuers are located in the same state. Sizable investments in these obligations could increase risk to the Funds should any of the related projects or facilities experience financial difficulties.

      Other types of tax-exempt instruments that may become available in the future may be purchased by a Fund as long as the investment adviser believes the quality of these instruments meets the Fund's quality standards.

      MUNICIPAL BONDS. Municipal bonds, which generally have a maturity of more than one year when issued, have two principal classifications: general obligation bonds and revenue bonds. A private activity bond is a particular kind of revenue bond. The classifications of general obligation bonds, revenue bonds and private activity bonds are discussed below.

      1. General Obligation Bonds. The proceeds of these obligations are used to finance a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. General Obligation Bonds are secured by the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest.

      2. Revenue Bonds. Revenue Bonds are issued to finance a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. The principal security for a Revenue Bond is generally the net revenues derived from a particular facility, group of facilities or, in some cases, the proceeds of a special excise or other specific revenue source. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund whose money may be used to make principal and interest payments on the issuer's obligations. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

      3. Private Activity Bonds. Private Activity Bonds, which are considered Municipal Obligations or Bonds if the interest paid thereon is exempt from Federal income tax, are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. As discussed below under "Dividends, Other Distributions and

Taxes," interest income on these bonds may be an item of tax preference subject to the Federal alternative minimum tax for individuals and corporations.

      MUNICIPAL NOTES. Municipal notes generally are used to provide for short-term capital needs and generally have maturities of thirteen months or less. Municipal Notes include:

      1. Tax Anticipation Notes. Tax Anticipation Notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenue, such as income, sales, use and business taxes, and are payable from these specific future taxes.

      2. Revenue Anticipation Notes. Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as Federal revenues available under Federal Revenue Sharing programs.

      3. Bond Anticipation Notes. Bond Anticipation Notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the notes.

      MUNICIPAL COMMERCIAL PAPER. Issues of Municipal Commercial Paper typically represent short-term, unsecured, negotiable promissory notes. These obligations are issued by agencies of state and local governments to finance seasonal working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases, Municipal Commercial Paper is backed by letters of credit, lending agreements, note repurchase agreements, or other credit facility agreements offered by banks or other institutions.

      MUNICIPAL LEASE OBLIGATIONS. Municipal leases may take the form of a lease or a certificate of participation in a purchase contract issued by state and local government authorities to obtain funds to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, computer equipment and other capital assets. A lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, although the lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make payments due under the lease obligation. Municipal leases have special risks not normally associated with municipal bonds. These obligations frequently contain "non-appropriation" clauses that provide that the governmental issuer of the obligation has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the legislative body on a yearly or other periodic basis. In addition to the non-appropriation risk, municipal leases represent a type of financing that has not yet developed the depth of marketability associated with municipal bonds; moreover, although the obligations will be secured by the leased equipment, the disposition of the equipment in the event of foreclosure might prove difficult. For purposes of the 15% limitation on the purchase of illiquid securities, a Fund will not consider the municipal lease obligations or certificates of participation in municipal lease obligations in which it invests as liquid, unless the investment adviser shall determine, based upon such factors as the frequency of trades and quotes for the obligation, the number of dealers willing to purchase or sell the security and the number of other potential buyers, the willingness of dealers to undertake to make a market in the security and the nature of marketplace trades, that a security shall be treated as liquid for purposes of such limitation.

      Lease obligations are a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional municipal obligations. For these reasons, before investing in a lease obligation the investment adviser will consider, among other things, whether (1) the leased property is essential to a governmental function of the municipality, (2) the municipality is prohibited from substituting or purchasing similar equipment if lease payments are not appropriated, and (3) the municipality has maintained good market acceptability for its lease obligations in the past.

      Obligations of issuers of Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its Municipal Obligations may be materially affected.

      PRICE AND PORTFOLIO MATURITY. The relevant Funds generally invest in Municipal Obligations having intermediate-term maturities that can be expected to pay higher yields and experience greater fluctuations in value than bonds with short-term maturities. The market value of the Municipal Obligations in a Fund's portfolio and, accordingly, a Fund's net asset value typically will vary inversely with changes in interest rates, declining when interest rates rise and rising when interest rates decline. Under normal market conditions, the longer the average maturity of a Fund's holdings, the greater its expected yield and price volatility.

      TAX EXEMPT PARTICIPATION INTERESTS. The relevant Funds may purchase from financial institutions tax-exempt participation interests in Municipal Obligations (such as industrial development bonds and municipal lease/purchase agreements). A participation interest gives a Fund an undivided interest in the Municipal Obligation in the proportion that the Fund's participation interest bears to the total principal amount of the Municipal Obligation. These instruments may have fixed, floating or variable rates of interest. If the participation interest is unrated, it will be backed by an irrevocable letter of credit or guarantee of a bank that the Fund's Board has determined meets prescribed quality standards for banks, or the payment obligation otherwise will be collateralized by U.S. government securities. For certain participation interests, a Fund will have the right to demand payment, on not more than seven days' notice, for all or any part of the Fund's participation interest in the Municipal Obligation, plus accrued interest. As to these instruments, a Fund intends to exercise its right to demand payment only upon a default under the terms of the Municipal Obligation, as needed to provide liquidity to meet redemptions, or to maintain or improve the quality of its investment portfolio.

      Municipal lease obligations or installment purchase contract obligations (collectively, "lease obligations") have special risks not ordinarily associated with Municipal Obligations. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation ordinarily is backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. The staff of the Securities and Exchange Commission ("SEC") currently considers certain lease obligations to be illiquid. Determination as to the liquidity of such securities is made in accordance with guidelines established by the Fund's Board. Pursuant to such guidelines, the Board has directed the investment adviser to monitor carefully the Fund's investment in such securities with particular regard to (1) the frequency of trades and quotes for the lease obligation; (2) the number of dealers willing to purchase or sell the lease obligation and the number of other potential buyers;
(3) the willingness of dealers to undertake to make a market in the lease obligation; (4) the nature of the marketplace trades including the time needed to dispose of the lease obligation, the method of soliciting offers and the mechanics of transfer; and (5) such other factors concerning the trading market for the lease obligation as adviser may deem relevant. In addition, in evaluating the liquidity and credit quality of a lease obligation that is unrated, the Fund's Board has directed the investment adviser to consider (a) whether the lease can be canceled; (b) what assurance there is that the assets represented by the lease can be sold; (c) the strength of the lessee's general credit (e.g., its debt, administrative, economic, and financial characteristics); (d) the likelihood that the municipality will discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operations of the municipality (e.g., the potential for an "event of nonappropriation"); (e) the legal recourse in the event of failure to appropriate; and (f) such other factors concerning credit quality as the investment adviser may deem relevant.

      TENDER OPTION BONDS. A tender option bond is a Municipal Obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the Municipal Obligation's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The investment adviser, on behalf of each Fund, will consider on an ongoing basis the creditworthiness of the issuer of the underlying Municipal Obligation, of any custodian and the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying Municipal Obligations and for other reasons. No Fund will invest more than 15% of the value of its net assets in illiquid securities, which would include tender option bonds for which the required notice to exercise the tender feature is more than seven days if there is no secondary market available for these obligations.

      VARIABLE AND FLOATING RATE DEMAND NOTES. Variable and floating rate demand notes and bonds are tax exempt obligations which ordinarily have stated maturities in excess of one year, but which permit the holder to demand payment of principal at any time or at specified intervals. Variable rate demand notes include master demand notes which are obligations that permit the Funds to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Funds, as lender, and the borrower. These obligations permit daily changes in the amount borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and generally there is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Each obligation purchased by the Funds will meet the quality criteria established for the purchase of Municipal Obligations.

      OTHER INVESTMENT COMPANIES. The relevant Funds may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

      PREFERRED STOCK. Preferred stock is a class of capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. In general, the market value of preferred stock is its "investment value," or its value as a fixed-income security. Accordingly, the market value of preferred stock generally increases when interest rates decline and decreases when interest rates rise, but, as with debt securities, is also affected by the issuer's ability to make payments on the preferred stock.

      REPURCHASE AGREEMENTS. The relevant Funds may enter into repurchase agreements with member banks of the Federal Reserve System or certain non-bank dealers. Under each repurchase agreement the selling institution will be required to maintain the value of the securities subject to the agreement at not less than their repurchase price. If a particular bank or non-bank dealer defaults on its obligation to repurchase the underlying debt instrument as required by the terms of a repurchase agreement, a Fund will incur a loss to the extent that the proceeds it realizes on the sale of the collateral are less than the repurchase price of the instrument. In addition, should the defaulting bank or non-bank dealer file for bankruptcy, a Fund could incur certain costs in establishing that it is entitled to dispose of the collateral and its realization on the collateral may be delayed or limited.

      STAND-BY COMMITMENTS. The relevant Funds may purchase stand-by commitments. Under a stand-by commitment, a broker-dealer, dealer or bank would agree to purchase, at the Fund's option, a specified Municipal Obligation at a specified price. Stand-by commitments acquired by a Fund may also be referred to as "put options." The amount payable to the Fund upon its exercise of a stand-by commitment normally would be (a) the acquisition cost of the Municipal

Obligation, less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the security, plus (b) all interest accrued on the security since the last interest payment date during the period. Absent unusual circumstances, in determining net asset value the Fund would value the underlying Municipal Obligation at amortized cost. Accordingly, the amount payable by the broker-dealer, dealer or bank upon exercise of a stand-by commitment will normally be substantially the same as the portfolio value of the underlying Municipal Obligation.

      The Fund's right to exercise a stand-by commitment is unconditional and unqualified. Although the Fund could not transfer a stand-by commitment, the Fund could sell the underlying Municipal Obligation to a third party at any time. It is expected that stand-by commitments generally will be available to the Fund without the payment of any direct or indirect consideration. The Fund may, however, pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the Fund's portfolio will not exceed 0.5 of 1% of the value of the Fund's total assets calculated immediately after such stand-by commitment was acquired.

      A Fund intends to enter into stand-by commitments only with broker-dealers, dealers or banks that the investment adviser believes present minimum credit risks. The Fund's ability to exercise a stand-by commitment will depend on the ability of the issuing institution to pay for the underlying securities at the time the commitment is exercised. The credit of each institution issuing a stand-by commitment to the Fund will be evaluated on an ongoing basis by the investment adviser in accordance with procedures established by the Trustees.

      A Fund intends to acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The acquisition of a stand-by commitment would not affect the valuation or maturity of the underlying Municipal Obligation, which will continue to be valued in accordance with the amortized cost method. Each stand-by commitment will be valued at zero in determining net asset value. Should the Fund pay directly or indirectly for a stand-by commitment, its costs will be reflected as an unrealized loss for the period during which the commitment is held by the Fund and will be reflected in realized gain or loss when the commitment is exercised or expires. Stand-by commitments will not affect the dollar-weighted average maturity of the Fund's portfolio. The Fund understands that the Internal Revenue Service has issued a revenue ruling to the effect that a registered investment company will be treated for Federal income tax purposes as the owner of Municipal Obligations acquired subject to stand-by commitments and the interest on the Municipal Obligations will be tax-exempt to the Fund.

      TAXABLE INVESTMENTS. (MPAM Intermediate Municipal Bond Fund and MPAM National Short-Term Municipal Bond Fund Only) Each Fund anticipates being as fully invested as practicable in Municipal Obligations. Because each Fund's purpose is to provide income exempt from Federal income taxes, a Fund will invest in taxable obligations only if and when the investment adviser believes it would be in the best interests of its shareholders to do so. Situations in which a Fund may invest up to 20% of its total assets in taxable securities include: (a) pending investment of proceeds of sales of shares of the Funds or of portfolio securities, (b) pending settlement of purchases of portfolio securities, and (c) when the Fund is attempting to maintain liquidity for the purpose of meeting anticipated redemptions. A Fund may temporarily invest more than 20% of its total assets in taxable securities to maintain a "defensive" posture when, in the opinion of the investment adviser, it is advisable to do so because of adverse market conditions affecting the market for Municipal Obligations. Under such circumstances, a Fund may invest in the following kinds of taxable securities maturing in one year or less from the date of purchase:
(1) obligations of the United States government, its agencies or instrumentalities; (2) commercial paper rated Prime-1 by Moody's or A-1+ or A-1 by S&P; (3) certificates of deposit of domestic banks with total assets of $1 billion or more; and (4) repurchase agreements (instruments under which the seller of a security agrees to repurchase the security at a specific time and price) with respect to any securities that the Funds are permitted to hold.

      (MPAM Pennsylvania Intermediate Bond Fund Only) The Fund anticipates being as fully invested as practicable in Municipal Obligations. Although the Fund's purpose is to provide income exempt from Federal and state personal income taxes, it is anticipated that the Fund may invest in state taxable obligations up to 20% of its total assets. From time to time, on a temporary basis other than for temporary defensive purposes (but not to exceed 20% of the value of the Fund's net assets) or for temporary defensive purposes, the Fund may invest in taxable short-term investments ("Taxable Investments") consisting of: notes of issuers having, at the time of purchase, a quality rating within the two highest grades of Rating Agencies; obligations of the U.S. Government, its agencies or instrumentalities; commercial paper rated not lower than P-2 by Moody's, A-2 by S&P or F-2 by Fitch; certificates of deposit of U.S. domestic banks, including foreign branches of domestic banks, with assets of one billion dollars or more; time deposits; bankers' acceptances and other short-term bank obligations; and repurchase agreements in respect of any of the foregoing. Dividends paid by the Fund that are attributable to income earned by the Fund from Taxable Investments will be taxable to investors. See "Dividends Distributions and Taxes." Except for temporary defensive purposes, at no time will more than 20% of the value of the Fund's net assets be invested in Taxable Investments. When the Fund has adopted a temporary defensive position including when acceptable Pennsylvania Municipal Obligations are unavailable for investment by the Fund, in excess of 35% of the Fund's net assets may be invested in securities that are not exempt from Pennsylvania personal income taxes.

      U.S. GOVERNMENT SECURITIES. The relevant Funds may invest in U.S. government securities that are direct obligations of the U.S. Treasury, or that are issued by agencies and instrumentalities of the U.S. government and supported by the full faith and credit of the U.S. government. These include Treasury notes, bills and bonds and securities issued by the GNMA, the Federal Housing Administration, the Department of Housing and Urban Development, the Export-Import Bank, the Farmers Home Administration, the General Services Administration, the Maritime Administration and the Small Business Administration.

      A Fund may also invest in U.S. government securities that are not supported by the full faith and credit of the U.S. government. These include securities issued by FNMA, FHLMC, Federal Home Loan Banks, Tennessee Valley Authority, Student Loan Marketing Association and District of Columbia Armory Board. Because the U.S. government is not obligated by law to provide support to an instrumentality it sponsors, a Fund will invest in obligations issued by such an instrumentality only when the investment adviser determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Fund.

      GNMA Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans. These loans are made by mortgage bankers, commercial banks, savings and loan associations, and other lenders and are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by the full faith and credit of the U.S. government. Although the mortgage loans in a pool underlying a GNMA Certificate will have maturities of up to 30 years, the average life of a GNMA Certificate will be substantially less because the mortgages will be subject to normal principal amortization and also may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in mortgage interest rates. In periods of falling interest rates, the rate of prepayment on higher interest mortgage rates tends to increase, thereby shortening the actual average life of the GNMA Certificate. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the average life of the GNMA Certificates. Reinvestment of prepayments may occur at higher or lower rates than the original yield of the Certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, GNMA Certificates, with underlying mortgages bearing higher interest rates can be less effective than typical non-callable bonds of similar maturities at locking in yields during periods of declining interest rates, although they may have comparable risks of decline in value during periods of rising interest rates.

      FNMA and FHLMC are government-sponsored corporations owned entirely by private stockholders. Each is subject to general regulation by an office of the Department of Housing and Urban Development. FNMA and FHLMC purchase residential mortgages from a list of approved seller/services which include state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA and FHLMC are guaranteed by those entities as to payment of principal and interest.

      VARIABLE AND FLOATING RATE SECURITIES. The relevant Funds may purchase floating rate and variable rate obligations, including participation interests therein. Floating rate or variable rate obligations provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate at a major commercial bank) and that a Fund can demand payment of the obligation at par plus accrued interest. Variable rate obligations provide for a specified periodic adjustment in the interest rate, while floating rate obligations have an interest rate which changes whenever there is a change in the external interest rate. Frequently such obligations are secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying creditor or of the bank, as the case may be, must, as determined by the investment adviser under the supervision of the Trustees, be equivalent to the quality standard prescribed for the Fund. In addition, the investment adviser monitors the earning power, cash flow and other liquidity ratios of the issuers of such obligations, as well as the creditworthiness of the institution responsible for paying the principal amount of the obligations under the demand feature. Changes in the credit quality of banks and other financial institutions that provide such credit or liquidity enhancements to a Fund's portfolio securities could cause losses to the Fund and affect its share price.

      A Fund may invest in participation interests purchased from banks in floating rate or variable rate tax-exempt Municipal Obligations owned by banks. A participation interest gives the purchaser an undivided interest in the Municipal Obligation in the proportion that the Fund's participation interest bears to the total principal amount of the Municipal Obligation, and provides a demand feature. Each participation is backed by an irrevocable letter of credit or guarantee of a bank (which may be the bank issuing the participation interest, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the participation interest) that the investment adviser, under the supervision of the Trustees, has determined meets the prescribed quality standards for a Fund. A Fund has the right to sell the instrument back to the issuing bank or draw on the letter of credit on demand for all or any part of the Fund's participation interest in the Municipal Obligation, plus accrued interest. Banks will retain a service and letter of credit fee and a fee for issuing repurchase commitments in an amount equal to the excess of the interest paid on the Municipal Obligations over the negotiated yield at which the instruments were purchased by a Fund.

      WARRANTS. A warrant gives the holder the right to subscribe to a specified amount of the issuing corporation's capital stock at a set price for a specified period of time.

      ZERO COUPON SECURITIES. Zero coupon securities are debt securities issued or sold at a discount from their face value which do not entitle the holder to any periodic payment of interest prior to maturity or a specified redemption date (or cash payment date). The amount of the discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and perceived credit quality of the issuer. Zero coupon securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interest in such stripped debt obligations and coupons. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to a greater degree to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities. Federal income tax law requires the holder of a zero coupon security to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability for Federal income taxes, a Fund may be required to distribute such income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.


INVESTMENT TECHNIQUES

      In addition to the principal investment strategies discussed in the Prospectus, a Fund may utilize the investment techniques described below. A Fund might not use, or may not have the ability to use, any of these strategies and there can be no assurance that any strategy that is used will succeed.

      BORROWING MONEY. The relevant Funds are permitted to borrow to the extent permitted under the 1940 Act, which permits an investment company to borrow in an amount up to 33-1/3% of the value of its total assets. The Funds currently intend to borrow money only for temporary or emergency (not leveraging) purposes, in an amount up to 15% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the Fund's total assets, the Fund will not make any additional investments.

      FOREIGN CURRENCY TRANSACTIONS. The relevant Funds may engage in currency exchange transactions on a spot or forward basis. The Fund may exchange foreign currency on a spot basis at the spot rate then prevailing for purchasing or selling foreign currencies in the foreign exchange market.

      The Fund may also enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date either with respect to specific transactions or portfolio positions in order to minimize the risk to the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. For example, when the Fund anticipates purchasing or selling a security denominated in a foreign currency, the Fund may enter into a forward contract in order to set the exchange rate at which the transaction will be made. The Fund may also enter into a forward contract to sell an amount of foreign currency approximating the value of some or all of the Fund's securities positions denominated in that currency.

      Forward currency contracts may substantially change the Fund's investment exposure to changes in currency exchange rates and could result in losses if currencies do not perform as the investment adviser anticipates. There is no assurance that the investment adviser's use of forward currency contracts will be advantageous to the Fund or that it will hedge at an appropriate time.

      FOREIGN CURRENCY STRATEGIES - SPECIAL CONSIDERATIONS. The relevant Funds may use Derivative Instruments on foreign currencies to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated. Such currency hedges can protect against price movements in a security that the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

      A Fund may seek to hedge against changes in the value of particular currency when no Derivative Instruments on that currency are available or such Derivative Instruments are more expensive than certain other Derivative Instruments. In such cases, the Fund may hedge against price movements in that currency by entering into transactions using Derivative Instruments on another currency or a basket of currencies, the values of which the investment adviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Derivative Instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

      The value of Derivative Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of foreign currency Derivative Instruments, the Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

      There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market.

Settlement of transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

      FORWARD CONTRACTS. A forward foreign currency exchange contract ("forward contract") is a contract to purchase or sell a currency at a future date. The two parties to the contract set the number of days and the price. Forward contracts are used as a hedge against future movements in foreign exchange rates. The Fund may enter into forward contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or other foreign currency.

      Forward contracts may serve as long hedges - for example, the Fund may purchase a forward contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Fund intends to acquire. Forward contracts may also serve as short hedges -- for example, the Fund may sell a forward contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security denominated in a foreign currency or from anticipated dividend or interest payments denominated in a foreign currency. The investment adviser may seek to hedge against changes in the value of a particular currency by using forward contracts on another foreign currency or basket of currencies, the value of which the investment adviser believes will bear a positive correlation to the value of the currency being hedged.

      The cost to the Fund of engaging in forward contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. When a Fund enters into a forward contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

      Buyers and sellers of forward contracts can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward contracts, with the result that closing transactions generally can be made for forward contracts only by negotiating directly with the counterparty.

Thus, there can be no assurance that the Fund will in fact be able to close out a forward contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, the Fund might be unable to close out a forward contract at any time prior to maturity. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in the securities or currencies that are the subject of the hedge or to maintain cash or securities in a segregated account.

      The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities measured in the foreign currency will change after the forward contract has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

      FORWARD ROLL TRANSACTIONS. To enhance current income, the Taxable Bond Funds may enter into forward roll transactions with respect to mortgage-related securities. In a forward roll transactions, a Fund sells mortgage-related securities to a financial institution, such as a bank or broker-dealer, and simultaneously agrees to repurchase a similar security from the institution at a later date at an agreed upon price. The securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools or mortgages with different pre-payment histories than those sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, particularly repurchase agreements, and the income from these investments, together with any additional fee income received on the sale will generate income for the Fund exceeding the yield on the securities sold. Forward roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the purchase price of those securities. The Fund will segregate permissible liquid assets at least equal to the amount of the repurchase price (including) accrued interest.

      The relevant Funds may enter into mortgage "dollar rolls" in which a Fund sells mortgage-related securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. The mortgage-related securities that are purchased will be of the same type and will have the same interest rate as those securities sold, but generally will be supported by different pools of mortgages with different prepayment histories than those sold. The Fund forgoes principal and interest paid during the roll period on the securities sold in a dollar roll, but the Fund is compensated by the difference between the current sales price and the lower prices of the future purchase, as well as by any interest earned on the proceeds of the securities sold. The Fund could be compensated also through the receipt of fee income equivalent to a lower forward price. The dollar rolls entered into by the Fund normally will be "covered." A covered roll is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position that matures on or before the forward settlement date of the related dollar roll transaction. Covered rolls are not treated as a borrowings or other senior security and will excluded from the calculation of a Fund's borrowings and other senior securities.

      FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS.
      -------------------------------------------------

      GENERAL. The relevant Funds may purchase and sell various financial instruments ("Derivative Instruments"), including financial futures contracts (such as index futures contracts) and options (such as options on U.S. and foreign securities or indices of such securities). The index Derivative Instruments which the Fund may use may be based on indices of U.S. or foreign equity or debt securities. These Derivative Instruments may be used, for example, to preserve a return or spread or to facilitate or substitute for the sale or purchase of securities.

      Hedging strategies can be broadly categorized as "short hedges" and "long hedges." A short hedge is a purchase or sale of a Derivative Instrument intended partially or fully to offset potential declines in the value of one or more investments held in the Fund's portfolio. Thus, in a short hedge the Fund takes a position in a Derivative Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged.

      Conversely, a long hedge is a purchase or sale of a Derivative Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that the Fund intends to acquire. Thus, in a long hedge the Fund takes a position in a Derivative Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. A long hedge is sometimes referred to as an anticipatory hedge. In an anticipatory hedge transaction, a Fund does not own a corresponding security and, therefore, the transaction does not relate to a security the Fund owns. Rather, it relates to a security that the Fund intends to acquire. If the Fund does not complete the hedge by purchasing the security it anticipated purchasing, the effect on the Fund's portfolio is the same as if the transaction were entered into for speculative purposes.

      Derivative Instruments on securities generally are used to hedge against price movements in one or more particular securities positions that the Fund owns or intend to acquire. Derivative Instruments on indices, in contrast, generally are used to attempt to hedge against price movements in market sectors in which the Fund has invested or expects to invest. Derivative Instruments on debt securities may be used to hedge either individual securities or broad debt market sectors.

      The use of Derivative Instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they are traded, the Commodity Futures Trading Commission ("CFTC") and various state regulatory authorities. In addition, a Fund's ability to use Derivative Instruments may be limited by tax considerations. See "Dividends, Other Distributions and Taxes."

      In addition to the instruments, strategies and risks described below and in the Prospectus, the investment adviser expects to discover additional opportunities in connection with other Derivative Instruments. These new opportunities may become available as the investment adviser develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new techniques are developed. The investment adviser may utilize these opportunities to the extent that they are consistent with a Fund's investment objective, and permitted by the Fund's investment policies and applicable regulatory authorities.

      SPECIAL RISKS. The use of Derivative Instruments involves special considerations and risks, certain of which are described below. Risks pertaining to particular Derivative Instruments are described in the sections that follow.

      (1) Successful use of most Derivative Instruments depends upon the ability of the investment adviser not only to forecast the direction of price fluctuations of the investment involved in the transaction, but also to predict movements of the overall securities and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

      (2) There might be imperfect correlation, or even no correlation, between price movements of a Derivative Instrument and price movements of the investments being hedged. For example, if the value of a Derivative Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which Derivative Instruments are traded. The effectiveness of hedges using Derivative Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

      Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match the Fund's current or anticipated investments exactly. The Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Fund's other investments.

      Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. The Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

      (3) If successful, the above-discussed strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if a Fund entered into a short hedge because the investment adviser projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Derivative Instrument. Moreover, if the price of the Derivative Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not attempted to hedge at all.

      (4) As described below, the Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Derivative Instruments involving obligations to third parties (i.e., Derivative Instruments other than purchased options). If the Fund was unable to close out its position in such Derivative Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in a Derivative Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

      (5) The purchase and sale of Derivative Instruments could result in a loss if the counterparty to the transaction does not perform as expected. This may increase portfolio turnover rates, which results in correspondingly greater commission expenses and transaction costs, and may result in certain tax consequences.

      COVER FOR DERIVATIVE INSTRUMENTS. Transactions using Derivative Instruments may expose the relevant Funds to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, futures or options or (2) cash and short-term liquid debt securities with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for Derivative Instruments and will, if the guidelines so require, set aside cash, U.S. government securities or other liquid, high-grade debt securities in a segregated account with its custodian in the prescribed amount.

      Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Derivative Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Fund's assets to cover or segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

      FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. When the relevant Funds purchase a futures contract, it incurs an obligation to take delivery of a specified amount of the obligation underlying the futures contract at a specified time in the future for a specified price. When the Fund sells a futures contract, it incurs an obligation to deliver a specified amount of the obligation underlying the futures contract at a specified time in the future for an agreed upon price. With respect to index futures, no physical transfer of the securities underlying the index is made. Rather, the parties settle by exchanging in cash an amount based on the difference between the contract price and the closing value of the index on the settlement date.

      When a Fund writes an option on a futures contract, it becomes obligated, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the term of the option. If the Fund writes a call, it assumes a short futures position. If the Fund writes a put, it assumes a long futures position. When the Fund purchases an option on a futures contract, it acquires the right, in return for the premium it pays, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

      The purchase of futures or call options on futures can serve as a long hedge, and the sale of futures or the purchase of put options on futures can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indices. Similarly, writing put options on futures contracts can serve as a limited long hedge.

      Futures strategies also can be used to manage the average duration of a Fund's fixed income portfolio. If the investment adviser wishes to shorten the average duration of the Fund's fixed income portfolio, the Fund may sell an interest rate futures contract or a call option thereon, or purchase a put option on that futures contract. If the investment adviser wishes to lengthen the average duration of a Fund's fixed income portfolio, the Fund may buy an interest rate futures contract or a call option thereon, or sell a put option thereon.

      No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a Fund is required to deposit "initial margin" consisting of cash or U.S. government securities in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment.

      Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking-to-market." Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund's obligations to or from a futures broker. When a Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

      Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. Although the Funds intend to enter into futures and options on futures only on exchanges or boards of trade where there appears to be a liquid secondary market, there can be no assurance that such a market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

      Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

      If a Fund were unable to liquidate a futures or options on futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

      To the extent that a Fund enters into futures contracts, options on futures contracts, or options on foreign currencies traded on an exchange regulated by the CFTC, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money" at the time of purchase) will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. This policy does not limit to 5% the percentage of the Fund's assets that are at risk in futures contracts and options on futures contracts for hedging purposes.

      FUTURES TRANSACTIONS--IN GENERAL. The relevant Funds may enter into futures contracts in U.S. domestic markets, such as the Chicago Board of Trade. Engaging in these transactions involves risk of loss to the Fund which could adversely affect the value of the Fund's net assets. Although the Fund intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses.

      Successful use of futures by the Fund also is subject to the MPAM Advisers' ability to predict correctly movements in the direction of the relevant market and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the transaction being hedged and the price movements of the futures contract. For example, if the Fund uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities instead increase, the Fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. The Fund may have to sell such securities at a time when it may be disadvantageous to do so.

      Pursuant to regulations and/or published positions of the SEC, the Fund may be required to set aside permissible liquid assets in a segregated account to cover its obligations relating to its transactions in derivatives. To maintain this required cover, the Fund may have to sell portfolio securities at disadvantageous prices or times since it may not be possible to liquidate a derivative position at a reasonable price. In addition, the segregation of such assets will have the effect of limiting the Fund's ability otherwise to invest those assets.

      SPECIFIC FUTURES TRANSACTIONS. The relevant Funds may purchase and sell interest rate futures contracts. An interest rate future obligates the Fund to purchase or sell an amount of a specific debt security at a future date at a specific price.

      OPTIONS. A call option gives the purchaser the right to buy, and obligates the writer to sell, the underlying investment at the agreed upon exercise price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying investment at the agreed upon exercise price during the option period. A purchaser of an option pays an amount, known as the premium, to the option writer in exchange for rights under the option contract.

      Options on indices are similar to options on securities or currencies except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or currencies.

      The purchase of call options can serve as a long hedge, and the purchase of put options can serve as a short hedge. Writing put or call options can enable the Fund to enhance income or yield by reason of the premiums paid by the purchasers of such options. However, if the market price of the security or other instrument underlying a put option declines to less than the exercise price on the option, minus the premium received, the Fund would expect to suffer a loss.

      Writing call options can also serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the investment appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the investment at less than its market value unless the option is closed out in an offsetting transaction.

      Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the investment depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the investment at more than its market value.

      The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options that expire unexercised have no value and the Fund would experience losses to the extent of premiums paid for them.

      The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

      The Fund may purchase and sell both exchange-traded and over-the-counter ("OTC") options. Exchange-traded options in the United States are issued by a clearing organization that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction. The Fund will enter into only those option contracts that are listed on a national securities or commodities exchange or traded in the OTC market for which there appears to be a liquid secondary market. The Fund will not purchase put or call options that are traded on a national exchange in an amount exceeding 5% of its net assets.

      A Fund will not purchase or write OTC options if, as a result of such transaction, the sum of (i) the market value of outstanding OTC options purchased by the Fund, (ii) the market value of the underlying securities covered by outstanding OTC call options written by the Fund, and (iii) the market value of all other assets of the Fund that are illiquid or are not otherwise readily marketable, would exceed 15% of the Fund's net assets, taken at market value. However, if an OTC option is sold by a Fund to a primary U.S. government securities dealer recognized by the Federal Reserve Bank of New York and the Fund has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Fund will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (the difference between the current market value of the underlying securities and the price at which the option can be exercised). The repurchase price with primary dealers is typically a formula price that is generally based on a multiple of the premium received for the option plus the amount by which the option is "in-the-money."

      Generally, the OTC debt and foreign currency options used by the Fund are European style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American style options, which are exercisable at any time prior to the expiration date of the option.

      A Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although the Fund will enter into OTC options only with major dealers in unlisted options, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

      If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised. A Fund may write only covered call options on securities. A call option is covered if the Fund owns the underlying security or a call option on the same security with a lower strike price.

      SPECIFIC OPTIONS TRANSACTIONS. The relevant Funds may purchase and sell call and put options in respect of specific securities (or groups or "baskets" of specific securities) or stock indices listed on national securities exchanges or traded in the OTC market. An option on a stock index is similar to an option in respect of specific securities, except that settlement does not occur by delivery of the securities comprising the index. Instead, the option holder receives an amount of cash if the closing level of the stock index upon which the option is based is greater than in the case of a call, or less than in the case of a put, the exercise price of the option. Thus, the effectiveness of purchasing or writing stock index options will depend upon price movements in the level of the index rather than the price of a particular stock.

      A Fund may purchase and sell call and put options on foreign currency. These options convey the right to buy or sell the underlying currency at a price which is expected to be lower or higher than the spot price of the currency at the time the option is exercised or expires. MPAM Emerging Markets Fund also may purchase cash-settled options on equity index swaps in pursuit of its investment objective. Equity index swaps involve the exchange by a Fund with another party of cash flows based upon the performance of an index or a portion of an index of securities which usually includes dividends. A cash-settled option on a swap gives the purchaser the right, but not the obligation, in return for the premium paid, to receive an amount of cash equal to the value of the underlying swap as of the exercise date. These options typically are purchased in privately negotiated transactions from financial institutions, including securities brokerage firms.

      Successful use by a Fund of options will be subject to the MPAM Advisers' ability to predict correctly movements in the prices of individual stocks, the stock market generally, foreign currencies or interest rates. To the extent the investment adviser's predictions are incorrect, a Fund may incur losses.

      FUTURE DEVELOPMENTS. The relevant Funds may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other derivatives which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Fund's investment objective and legally permissible for the Fund.

      MUNICIPAL BOND INDEX AND INTEREST RATE FUTURES CONTRACTS AND OPTIONS ON MUNICIPAL BOND INDEX AND INTEREST RATE FUTURES CONTRACTS. The relevant Funds may invest in municipal bond index futures contracts and interest rate futures contracts and purchase and sell options on these futures contracts that are traded on a domestic exchange or board of trade. Such investments may be made by a Fund solely for the purpose of hedging against changes in the value of its portfolio securities due to anticipated changes in interest rates and market conditions, and not for purposes of speculation. Further, such investments will be made only in unusual circumstances, such as when the investment adviser anticipates an extreme change in interest rates or market conditions.

      An interest rate futures contract provides for the future purchase or sale of specified interest rate sensitive debt securities such as United States Treasury bills, bonds and notes, obligations of the GNMA and bank certificates of deposit. Although most interest rate futures contracts require the delivery of the underlying securities, some settle in cash. Each contract designates the price, date, time and place of delivery. Entering into a futures contract to deliver the index or instrument underlying the contract is referred to as entering into a "short" position in the futures contract, whereas entering into a futures contract to take delivery of the index or instrument is referred to as entering into a "long" position in the futures contract. A municipal bond index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specific dollar amount times the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. No physical delivery of the underlying municipal bonds in the index is made. Municipal bond index futures contracts based on an index of 40 tax-exempt, long-term municipal bonds with an original issue size of at least $50 million and a rating of A- or higher by S&P or A or higher by Moody's began trading mid-1985.

      The purpose of the acquisition or sale of a Municipal Bond Index Futures Contract by a Fund, as the holder of long-term municipal securities, is to protect the Fund from fluctuations in interest rates on tax-exempt securities without actually buying or selling long-term municipal securities.

      Unlike the purchase or sale of a Municipal Obligation, no consideration is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the broker an amount of cash or cash equivalents equal to approximately 10% of the contract amount (this amount is subject to change by the board of trade on which the contract is traded and members of such board of trade may charge a higher amount). This amount is known as initial margin and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming that all contractual obligations have been satisfied. Subsequent payments, known as variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instrument or index fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as marking-to-market. At any time prior to the expiration of the contract, a Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the futures contract.

      There are several risks in connection with the use of a municipal bond index or interest rate futures contract as a hedging device. Successful use of such futures contracts by the Fund is subject to the investment adviser's ability to correctly predict movements in the direction of interest rates. Such predictions involve skills and techniques which may be different from those involved in the management of a long-term municipal bond portfolio. In addition, there can be no assurance that there will be a correlation between movements in the price of the underlying instrument of municipal bond index and movements in the price of the Municipal Obligations which are the subject of the hedge. The degree of imperfection of correlation depends upon various circumstances, such as variations in speculative market demand for futures contracts and municipal securities, technical influences on futures trading, and differences between the municipal securities being hedged and the municipal securities underlying the municipal bond index or interest rate futures contracts, in such respects as interest rate levels, maturities and creditworthiness of issuers. A decision of whether, when, and how to hedge involves the exercise of skill and judgment and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in interest rates.

      Although the Fund intends to purchase or sell municipal bond index and interest rate futures contracts only if there is an active market for such contracts, there is no assurance that a liquid market will exist for the contracts at any particular time. Most domestic futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, it will not be possible to close a futures position and, in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. As described above, however, there is no guarantee that the price of Municipal Obligations will, in fact, correlate with the price movements in the municipal bond index or interest rate futures contract and thus provide an offset to losses on a futures contract.

      If a Fund has hedged against the possibility of an increase in interest rates adversely affecting the value of the Municipal Obligations held in its portfolio and rates decrease instead, the Fund will lose part or all of the benefit of the increased value of the Municipal Obligations it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the decline in interest rates. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

      When a Fund purchases municipal bond index or interest rate futures contracts, an amount of cash and U.S. government securities or other high grade debt securities equal to the market value of the futures contracts will be deposited in a segregated account with the Fund's custodian (and/or such other persons as appropriate) to collateralize the positions and thereby insure that the use of such futures contracts is not leveraged. In addition, the ability of the Fund to trade in municipal bond index or interest rate futures contracts and options on interest rate futures contracts may be materially limited by the requirements of the Code, applicable to a regulated investment company. See "Dividends, Other Distributions and Taxes" below.

      Any income earned by a Fund from transactions in futures contracts will be taxable. Accordingly, it is anticipated that such investments will be made only in unusual circumstances, such as when the investment adviser anticipates an extreme change in interest rates or market conditions. Successful use of futures contracts by a Fund is subject to the ability of the investment adviser to correctly predict movements in the direction of interest rates.

      The relevant Funds may purchase put and call options on municipal bond index or interest rate futures contracts which are traded on a domestic exchange or board of trade as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. A Fund will sell put and call options on interest rate futures contracts only as part of closing sale transactions to terminate its options positions. There is no guarantee that such closing transactions can be effected.

      A put or call on a municipal bond index or interest rate futures contract gives the purchaser the right, in return for the premium paid, to assume a short or long position, respectively, in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. The Fund may purchase put and call options on both municipal bond index and interest rate futures contracts. The Fund will sell options on these futures contracts only as part of closing purchase transactions to terminate its options position, although no assurance can be given that closing transactions can be effected.

      A Fund may purchase options when the investment adviser believes that interest rates will increase and consequently the value of the Fund's portfolio securities will decrease. A Fund may enter into futures contracts to buy an index or debt security or may purchase call options when the investment adviser anticipates purchasing portfolio securities at a time of declining interest rates.

      Options on municipal bond index or interest rate futures contracts, as contrasted with the direct investment in such contracts, gives the purchaser the right, in return for the premium paid, to assume a position in such contracts at a specified exercise price at any time prior to the expiration date of the options. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures contract margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the point of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of a Fund.

      There are several risks relating to options on futures contracts. The ability to establish and close out positions on such options will be subject to the existence of a liquid market. In addition, a Fund's purchase of put or call options will be based upon predictions as to anticipated interest rate trends by the investment adviser, which could prove to be inaccurate. Even if the investment adviser's expectations are correct there may be an imperfect correlation between the change in the value of the options and of a Fund's portfolio securities.

      Any income earned by the Fund from transactions in options on futures contracts will be taxable. Accordingly, it is anticipated that such investments will be made only in unusual circumstances, such as when the investment adviser anticipates an extreme change in interest rates or market conditions. Successful use of futures contracts by the Fund is subject to the ability of the investment adviser to correctly predict movements in the direction of interest rates.

      The Fund may not enter into futures contracts or purchase options on futures contracts if, immediately thereafter, the sum of the amount of margin deposits on the Fund's existing futures contracts and premiums paid for options would exceed 5% of the value of a Fund's total assets, after taking into account unrealized profits and losses on any existing contracts. When a Fund enters into futures contracts, purchases an index or debt security or purchases call options, an amount of cash, U.S. government securities or other high grade debt securities equal to the market value of the contract will be deposited and maintained in a segregated account with the Fund's custodian to collateralize the positions, thereby insuring that the use of the contract is unleveraged.

      The Fund reserves the right to invest in other kinds of futures contracts and options on futures contracts subject to the policies the Board of Trustees may establish from time to time.

      REVERSE REPURCHASE AGREEMENTS. The relevant Funds may enter into reverse repurchase agreements to meet redemption requests where the liquidation of portfolio securities is deemed by a Fund to be inconvenient or disadvantageous. A reverse repurchase agreement is a transaction whereby a Fund transfers possession of a portfolio security to a bank or broker-dealer in return for a percentage of the portfolio security's market value. The Fund retains record ownership of the security involved including the right to receive interest and principal payments. At an agreed upon future date, the Fund repurchases the security by paying an agreed upon purchase price plus interest. Cash or liquid high-grade debt obligations of a Fund equal in value to the repurchase price including any accrued interest will be maintained in a segregated account while a reverse repurchase agreement is in effect.

      SECURITIES LENDING. The relevant Funds may lend securities from its portfolio to brokers, dealers and other financial organizations. Such loans, if and when made, may not exceed 33 1/3% of the Fund's total assets, taken at value. The Fund may not lend portfolio securities to its affiliates without specific authorization from the SEC. Loans of portfolio securities by the Fund will be collateralized by cash, letters of credit or securities issued or guaranteed by the U.S. government or its agencies which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. From time to time, the Fund may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party, which is unaffiliated with the Fund and which is acting as a "finder."

      By lending portfolio securities, a Fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or by obtaining yield in the form of interest paid by the borrower when U.S. government securities are used as collateral. Requirements of the SEC, which may be subject to future modifications, currently provide that the following conditions must be met whenever portfolio securities are loaned: (1) the Fund must receive at least 100% cash collateral or equivalent securities from the borrower; (2) the borrower must increase such collateral whenever the market value of the loaned securities rises above the level of such collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loaned securities and any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) voting rights on the loaned securities may pass to the borrower; however, if a material event adversely affecting the investment occurs, the Trustees must terminate the loan and regain the right to vote the securities. The risks in lending portfolio securities, as well as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to firms deemed by the investment adviser to be of good standing and will not be made unless, in the judgment of the investment adviser, the consideration to be earned from such loans would justify the risk.

      SHORT-SELLING. In these transactions, a Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund, which would result in a loss or gain, respectively.

      Securities will not be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of a Fund's net assets. A Fund may not make a short sale which results in the Fund having sold short in the aggregate more than 5% of the outstanding securities of any class of an issuer. A Fund also may make short sales "against the box," in which a Fund enters into a short sale of a security it owns. At no time will more than 15% of the value of the Fund's net assets be in deposits on short sales against the box.

      Until a Fund closes its short position or replaces the borrowed security, it will: (a) segregate permissible liquid assets in an amount that, together with the amount deposited with the broker as collateral, always equals the current value of the security sold short; or (b) otherwise cover its short position.

      SWAPS, CAPS, COLLARS AND FLOORS. Swap agreements, including interest rate, equity index and currency swaps, caps, collars and floors, may be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Swaps involve two parties exchanging a series of cash flows at specified intervals. In the case of an interest rate swap, the parties exchange interest payments based on an agreed upon principal amount (referred to as the "notional principal amount"). Under the most basic scenario, Party A would pay a fixed rate on the notional principal amount to Party B, which would pay a floating rate on the same notional principal amount to Party
A. Depending on their structure, swap agreements may increase or decrease a Fund's exposure to long or short-term interest rates (in the U.S. or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors. Swap agreements can take many different forms and are known by a variety of names.

      In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

      A Fund will set aside cash or appropriate liquid assets to cover its current obligations under swap transactions. If a Fund enters into a swap agreement on a net basis (that is, the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments), the Fund will maintain cash or liquid assets with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the Fund enters into a swap agreement on other than a net basis or writes a cap, collar or floor, it will maintain cash or liquid assets with a value equal to the full amount of the Fund's accrued obligations under the agreement.

      The most important factor in the performance of swap agreements is the change in the specific interest rate, currency or other factor(s) that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declines, the value of a swap agreement would likely decline, potentially resulting in losses.

      A Fund will enter into swaps, caps, collars and floors only with banks and recognized securities dealers believed by the investment adviser to present minimal credit risks. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreement relating to the transaction.

      The Funds understand that it is the position of the staff of the SEC that assets involved in swap transactions are illiquid and, therefore, are subject to the limitations on illiquid investments.

      WHEN-ISSUED SECURITIES AND DELAYED DELIVERY TRANSACTIONS. New issues of U.S. Treasury, other government securities and Municipal Obligations are often offered on a "when-issued" basis. This means that delivery and payment for the securities normally will take place approximately 3 to 45 days after the date the buyer commits to purchase them. The payment obligation and the interest rate that will be received on securities purchased on a "when-issued" basis are each fixed at the time the buyer enters into the commitment. The Fund will make commitments to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities or dispose of the commitment before the settlement date if it is deemed advisable as a matter of investment strategy. Cash or marketable high-grade debt securities equal to the amount of the above commitments will be segregated on the Fund's records. For the purpose of determining the adequacy of these securities the segregated securities will be valued at market. If the market value of such securities declines, additional cash or securities will be segregated on the Fund's records on a daily basis so that the market value of the account will equal the amount of such commitments by the Fund.

      Securities purchased on a "when-issued" basis and the securities held by a Fund are subject to changes in market value based upon the public's perception of changes in the level of interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates i.e., they will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore, if in order to achieve higher interest income the Fund remains substantially fully invested at the same time that it has purchased securities on a "when-issued" basis, there will be a greater possibility of fluctuation in the Fund's net asset value.

      When payment for "when-issued" securities is due, the Fund will meet its obligations from then-available cash flow, the sale of segregated securities, the sale of other securities and/or, although it would not normally expect to do so, from the sale of the "when-issued" securities themselves (which may have a market value greater or less than the Fund's payment obligation). The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains, which are subject to federal income taxes.

      To secure advantageous prices or yields, the Fund may purchase or sell securities for delayed delivery. In such transactions, delivery of the securities occurs beyond the normal settlement periods, but no payment or delivery is made by the Fund prior to the actual delivery or payment by the other party to the transaction. The purchase of securities on a delayed delivery basis involves the risk that the value of the securities purchased will decline prior to the settlement date. The sale of securities for delayed delivery involves the risk that the prices available in the market on the delivery date may be greater than those obtained in the sale transaction. The Fund will establish a segregated account consisting of cash, U.S. government securities or other high-grade debt obligations in an amount at least equal at all times to the amounts of its delayed delivery commitments.

SPECIAL FACTORS AFFECTING THE FUNDS

      CERTAIN INVESTMENTS. From time to time, to the extent consistent with relevant investment objectives, policies and restrictions, a Fund may invest in securities of companies with which Mellon Bank, N.A. ("Mellon Bank"), an affiliate of Dreyfus, has a lending relationship.

      EQUITY SECURITIES. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be pronounced. Changes in the value of a Fund's investments will result in changes in the value of its shares and thus the Fund's total return to investors.

      Each Fund may purchase securities of smaller capitalization companies, the prices of which may be subject to more abrupt or erratic market movements than larger, more established companies, because these securities typically are traded in lower volume and the issuers typically are more subject to changes in earnings and prospects.

      FIXED-INCOME SECURITIES. Even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities generally are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuer. Once the rating of a portfolio security has been changed, the Funds will consider all circumstances deemed relevant in determining whether to continue to hold the security. See "Appendix B," for a summary of bond ratings.

      FOREIGN SECURITIES. Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Similarly, volume and liquidity in most foreign securities markets are less than in the United States and, at times, volatility of price can be greater than in the United States.

      Because evidences of ownership of foreign securities usually are held outside the United States, the Fund will be subject to additional risks which include: possible adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions which might adversely affect or restrict the payment of principal, interest and dividends on the foreign securities to investors located outside the country of the issuer, whether from currency blockage or otherwise. Moreover, foreign securities held by the Fund may trade on days when the Fund does not calculate its net asset value and thus affect the Fund's net asset value on days when investors have no access to the Fund.

      The risks associated with investing in foreign securities are often heightened for investments in emerging markets countries. These heightened risks include (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the small current size of the markets for securities of emerging markets issuers and the currently low or nonexistent volume of trading, resulting in lack of liquidity and in price volatility; (iii) certain national policies which may restrict the Fund's investment opportunities including restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and

(iv) the absence of developed legal structures governing private or foreign investment and private property. In addition, some emerging markets countries may have fixed or managed currencies which are not free-floating against the U.S. dollar. Further, certain emerging markets countries' currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. If the Fund is unable to hedge the U.S. dollar value of securities it owns denominated in such currencies, the Fund's net asset value will be adversely affected. Many emerging markets countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rate have had, and may continue to have, negative effects on the economies and securities markets of certain emerging markets countries.

      Since foreign securities often are purchased with and payable in currencies of foreign countries, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.

      LOWER-RATED BONDS. See "Appendix B" for a general description of Moody's, S&P and Fitch ratings of debt obligations. Although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of these bonds. The Fund will rely on the investment adviser's judgment, analysis and experience in evaluating the creditworthiness of an issuer.

      After being purchased by a Fund, the rating of an obligation may be reduced below the minimum rating required for purchase by the Fund or the issuer of the obligation may default on its obligations. Although neither event will require the sale of such obligation by a Fund, you should be aware that the market values of bonds below investment grade tend to be more sensitive to economic conditions than are higher rated securities and will fluctuate over time. These bonds generally are considered by S&P, Moody's and Fitch to be, on balance, predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and generally will involve more credit risk than securities in the higher rating categories.

      Because there may be no established retail secondary market for some of these securities, it is possible that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market for these bonds does exist, it generally is not as liquid as the secondary market for higher rated securities. The lack of a liquid secondary market may have an adverse impact on market price and yield and the Fund's ability to dispose of particular issues when necessary to meet the Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing the Fund's portfolio and calculating its net asset value. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of these securities. In such cases, judgment may play a greater role in valuation because less reliable objective data may be available.

      Lower-rated bonds may be particularly susceptible to economic downturns. It is likely that any economic recession could disrupt severely the market for such securities and may have an adverse impact on the value of such securities.

In addition, it is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities.

      The credit risk factors pertaining to lower rated securities also apply to lower rated zero coupon bonds. Zero coupon, or delayed interest bonds, carry an additional risk in that unlike bonds which pay interest throughout the period to maturity, the Fund will realize no cash until the cash payment date unless a portion of such securities are sold and, if the issuer defaults, the Fund may obtain no return at all on its investment. See "Dividends, Distributions and Taxes."

      MORTGAGE-RELATED SECURITIES. Mortgage-related securities are complex derivative instruments, subject to both credit and prepayment risk, and may be more volatile and less liquid than more traditional debt securities. Mortgage-related securities are subject to credit risks associated with the performance of the underlying mortgage properties. Adverse changes in economic conditions and circumstances are more likely to have an adverse impact on mortgage-related securities secured by loans on certain types of commercial properties than on those secured by loans on residential properties. In addition, these securities are subject to prepayment risk, although commercials mortgages typically have shorter maturities than residential mortgages and prepayment protection features. Some mortgage-related securities have structures that make their reactions to interest rate changes and other factors difficult to predict, making their value highly volatile.

      In certain instances, the credit risk associated with mortgage-related securities can be reduced by third party guarantees or other forms of credit support. Improved credit risk does not reduce prepayment risk which is unrelated to the rating assigned to the mortgage-related security. Prepayment risk can lead to fluctuations in value of the mortgage-related security which may be pronounced. If a mortgage-related security is purchased at a premium, all or part of the premium may be lost if there is a decline in the market value of the security, whether resulting from changes in interest rates or prepayments on the underlying mortgage collateral Certain mortgage-related securities that may be purchased by the Fund, such as inverse floating rate collateral mortgage obligations, have coupons that move inversely to a multiple of a specific index which may result in a form of leverage. As with other interest-bearing securities, the prices of certain mortgage-related securities are inversely affected by changes in interest rates. However, although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the security are more likely to be prepaid. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages, and, therefore, it is not possible to predict accurately the security's return to the Fund. Moreover, with respect to certain stripped mortgage-backed securities, if the underlying mortgage securities experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment even if the securities are rated in the highest rating category by a nationally recognized statistical rating organization. During periods of rapidly rising interest rates, prepayments of mortgage-related securities may occur at slower than expected rates. Slower prepayments effectively may lengthen a mortgage-related security's expected maturity which generally would cause the value of such security to fluctuate more widely in response to changes in interest rates. Were the prepayments of the Fund's mortgage-related securities to decrease broadly, the Fund's effective duration, and thus sensitivity to interest rate fluctuations, would increase.

      MUNICIPAL OBLIGATIONS. The relevant Funds may invest more than 25% of the value of its total assets in Municipal Obligations which are related in such a way that an economic, business or political development or change affecting one such security also would affect the other securities; for example, securities the interest upon which is paid from revenues of similar types of projects. As a result, the Fund may be subject to greater risk as compared to a fund that does not follow this practice.

      Certain municipal lease/purchase obligations in which the Fund may invest may contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease/purchase obligations are secured by the leased property, disposition of the leased property in the event of foreclosure might prove difficult. In evaluating the credit quality of a municipal lease/purchase obligation that is unrated, the investment adviser will consider, on an ongoing basis, a number of factors including the likelihood that the issuing municipality will discontinue appropriating funding for the leased property.

Certain provisions in the Internal Revenue Code of 1986, as amended (the "Code"), relating to the issuance of Municipal Obligations may reduce the volume of Municipal Obligations qualifying for Federal tax exemption. One effect of these provisions could be to increase the cost of the Municipal Obligations available for purchase by the Fund and thus reduce available yield. Shareholders should consult their tax advisers concerning the effect of these provisions on an investment in the Fund. Proposals that may restrict or eliminate the income tax exemption for interest on Municipal Obligations may be introduced in the future. If any such proposal were enacted that would reduce the availability of Municipal Obligations for investment by the Fund so as to adversely affect Fund shareholders, the Fund would reevaluate its investment objective and policies and submit possible changes in the Fund's structure to shareholders for their consideration. If legislation were enacted that would treat a type of Municipal Obligation as taxable, the Fund would treat such security as a permissible Taxable Investment within the applicable limits set forth herein.

      PENNSYLVANIA MUNICIPAL OBLIGATIONS. You should consider carefully the special risks inherent in the Fund's investment in Pennsylvania Municipal Obligations. These risks result from the financial condition of the Commonwealth of Pennsylvania (the "Commonwealth"). If there should be a default or other financial crisis relating to the Commonwealth or an agency or municipality thereof, the market value and marketability of Pennsylvania Municipal Obligations held by the Fund and the interest income to the Fund could be adversely affected. The Commonwealth has been historically identified as a heavy industry state although that reputation has recently changed as the coal, steel and railroad industries declined. A more diversified economy has developed in the Commonwealth as a long-term shift in jobs, investment and workers away from the northeast part of the nation took place. The major new sources of growth currently are in the service sector, including trade, medical and health services, education and financial institutions. The Commonwealth is highly urbanized, with almost 44% of its total population contained in the metropolitan areas which include the cities of Philadelphia and Pittsburgh. The Commonwealth's adopted fiscal 1998-99 General Fund Budget provided for a decrease in taxes of over $___ million. The General Fund balance at June 30, 1998, totaled $___ billion, an increase of $___ million over the General Fund balance at June 30, 1997. You should review "Appendix A" which sets forth additional information relating to investing in Pennsylvania Municipal Obligations.

      RATINGS AS INVESTMENT CRITERIA. The ratings of nationally recognized statistical rating organizations ("NRSROs") such as S&P and Moody's represent the opinions of these agencies as to the quality of obligations that they rate. It should be emphasized, however, that such ratings are relative and subjective and are not absolute standards of quality. These ratings will be used by the Fund as initial criteria for the selection of portfolio securities, but the Fund will also rely upon the independent advice of the investment adviser to evaluate potential investments. Among the factors which will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. Further information concerning the ratings of the NRSROs and their significance is contained in Appendix B to this SAI.

      After being purchased by a Fund, the rating of an obligation may be reduced below the minimum rating required for purchase by the Fund or the issuer of the obligation may default on its obligations. In that event, the Fund will dispose of the obligation as soon as practicable, consistent with achieving an orderly disposition of the obligation, unless the Trust's Board of Trustees determines that disposal of the obligation would not be in the best interest of the Fund. In addition, it is possible that an obligation may cease to be rated or an NRSRO might not timely change its rating of a particular obligation to reflect subsequent events. Although neither event will require the sale of such obligation by a Fund, the investment adviser will consider such event in determining whether the Fund should continue to hold the obligation. In addition, if an NRSRO changes its rating system, a Fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies. For a discussion of special risks are associated with bonds not rated investment grade, see "Lower Rated Bonds."

      SIMULTANEOUS INVESTMENTS. Investment decisions for the Funds are made independently from those of other investment companies advised by the investment adviser. If, however, such other investment companies desire to invest in, or dispose of, the same securities as the Funds, available investments or opportunities for sales will be allocated equitably to each investment company. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Funds or the price paid or received by the Funds.

MASTER/FEEDER OPTION

      The Trust may in the future seek to achieve a Fund's investment objective by investing all of the Fund's net investable assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. Shareholders of a Fund will be given at least 30 days' prior notice of any such investment. Such investment would be made only if the Trust's Board of Trustees determines it to be in the best interest of a Fund and its shareholders. In making that determination, the Trust's Board of Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiency. Although the Fund believes that the Board of Trustees will not approve an arrangement that is likely to result in higher costs, no assurance is given that risks will be materially reduced if this option is implemented.

INVESTMENT RESTRICTIONS

      FUNDAMENTAL. The following limitations have been adopted by each Fund. Each Fund may not change any of these fundamental investment limitations without the consent of: (a) 67% or more of the shares present at a meeting of shareholders duly called if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (b) more than 50% of the outstanding shares of the Fund, whichever is less. Each Fund may not:

      1. Purchase any securities which would cause more than 25% of the value of a Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry. (For purposes of this limitation, U.S. government securities and state or municipal governments and their political subdivisions are not considered members of any industry.)

      2. Borrow money or issue senior securities as defined in the 1940 Act, except that (a) a Fund may borrow money in an amount not exceeding one-third of the Fund's total assets at the time of such borrowing, and (b) a Fund may issue multiple classes of shares. The purchase or sale of options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not be considered to involve the borrowing of money or issuance of senior securities.

      3. Make loans or lend securities, if as a result thereof more than one-third of the Fund's total assets would be subject to all such loans. For purposes of this restriction, debt instruments and repurchase agreements shall not be treated as loans.

      4. Underwrite securities issued by any other person, except to the extent that the purchase of securities and the later disposition of such securities in accordance with the Fund's investment program may be deemed an underwriting.

      5. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate, including mortgage loans, or securities of companies that engage in the real estate business or invest or deal in real estate or interests therein).

      6. Purchase or sell commodities, except that a Fund may enter into options, forward contracts, and futures contracts, including those relating to indices, and options on futures contracts or indices.

      The following fundamental limitation does not apply to MPAM Pennsylvania Intermediate Municipal Bond Fund, MPAM Intermediate Municipal Bond Fund, and MPAM National Short-Term Municipal Bond Fund.

      7. Purchase with respect to 75% of the Fund's total assets securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

      Each Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its investable assets in securities of a single, open-end management investment company with substantially the same investment objective, policies, and limitations as the Fund.

      NON-FUNDAMENTAL. Each Fund has adopted the following additional non-fundamental investment restrictions. These non-fundamental restrictions may be changed without shareholder approval, in compliance with applicable law and regulatory policy.

      1. The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, time deposits with maturities in excess of seven days, and other securities which are not readily marketable. For purposes of this restriction, illiquid securities shall not include commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, as amended, and securities which may be resold under Rule 144A under the Act, provided that the Board of Trustees, or its delegate, determines that such securities are liquid, based upon the trading markets for the specific security.

      2. (Not applicable to MPAM Balanced Fund.) The Fund will not invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets and except to the extent otherwise permitted by the 1940 Act.

      3. The Fund will not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling short.

      4. The Fund will not purchase securities on margin, except that a Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options shall not constitute purchasing securities on margin.

      5. The Fund will not purchase any security while borrowings representing more than 5% of such Fund's total assets are outstanding.

      If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in such percentage resulting from a change in the values of assets will not constitute a violation of such restriction, except as otherwise required by the 1940 Act.

      If a Fund's investment objective, policies, restrictions, practices or procedures change, shareholders should consider whether the Fund remains an appropriate investment in light of the shareholder's then-current position and needs.

                             MANAGEMENT OF THE FUNDS

Federal Law Affecting Mellon Bank, N.A.
---------------------------------------

      The Glass-Steagall Act of 1933 prohibits national banks from engaging in the business of underwriting, selling or distributing securities and prohibits a member bank of the Federal Reserve System from having certain affiliations with an entity engaged principally in that business. The activities of Mellon Bank, N.A. in informing its customers of, and performing, investment and redemption services in connection with the Fund, and in providing services to the Fund as custodian, as well as the investment adviser's investment advisory activities, may raise issues under these provisions. Mellon Bank, N.A. has been advised by counsel that the activities contemplated under these arrangements are consistent with its statutory and regulatory obligations.

Board Members and Officers of the Trust
---------------------------------------

      The Trust's Board is responsible for the management and supervision of the Funds. The Board approves all significant agreements between the Trust, on behalf of the Funds, and those companies that furnish services to the Funds. These companies are as follows:

      MPAM Advisers, a division of The
      Dreyfus Corporation....................                 Investment Adviser
      Dreyfus Service Corporation............                        Distributor
      Dreyfus Transfer, Inc..................                     Transfer Agent
      Mellon Bank, N.A.......................      Custodian for the Fund except
                                                     MPAM International Fund and
                                                      MPAM Emerging Markets Fund

      Boston Safe Deposit and Trust             Custodian for MPAM International
      Company...........................                  Fund and MPAM Emerging
                                                                    Markets Fund



      Board Members of the Trust
      --------------------------

      [BOARD MEMBERS TO BE ADDED]

      Officers of the Trust
      ---------------------

      [OFFICERS TO BE ADDED]

      [The address of each officer of the Trust is 200 Park Avenue, New York, New York 10166.]

      [No officer or employee of the Distributor (or of any parent, subsidiary or affiliate thereof) receives any compensation from the Trust for serving as an officer or Trustee of the Trust. In addition, no officer or employee of the investment adviser (or of any parent, subsidiary or affiliate thereof) serves as an officer or Trustee of the Trust. The Trustees are compensated on the basis of [to be supplied].

      The aggregate amount of fees and expenses received by each current Trustee from the Trust for the fiscal year ended [DATE], and from all other funds in the Dreyfus Family of Funds for which such person was a Board member (the number of which is set forth in parentheses next to each Board member's total compensation)* during the year ended December 31, 1999, were as follows:

                                                    Total Compensation From the
                            Aggregate Compensation  Trust and Fund Complex Paid
Name of Board Member        From the Trust*         to Board Member**
--------------------        ---------------         -----------------
      [ADD]                       [ESTIMATE]         [ESTIMATE]

----------------------------

* Amounts required to be paid by the Trust directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable to the investment adviser, are in fact paid directly by the investment adviser to the non-interested Trustees. Amount does not include reimbursable expenses for attending Board meetings.

** Represents the number of separate portfolios comprising the investment companies in the Fund complex, including the Trust, for which the Board member served.

      The Officers and Trustees of the Trust as a group owned beneficially less than 1% of the total shares of the Fund's outstanding.



                             MANAGEMENT ARRANGEMENTS

      INVESTMENT ADVISER. MPAM Advisers is a division of the Dreyfus Corporation a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon"). Mellon is a publicly owned multibank holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended.

      MANAGEMENT AGREEMENT. MPAM Advisers serves as the investment adviser for the Funds pursuant to an Investment Management Agreement with the Trust dated [DATE] ("Investment Management Agreement"), which was last approved by the Trust's Board of Trustees on [DATE] to continue until [DATE]. Pursuant to the Investment Management Agreement, the investment adviser provides, or arranges for one or more third parties to provide, investment advisory, fund accounting and transfer agency services to the Funds. The investment adviser manages the

Funds by making investment decisions based on each Fund's investment objective, policies and restrictions.

      The Investment Management Agreement will continue from year to year as to each Fund provided that a majority of the Trustees who are not "interested persons" of the Trust and either a majority of all Trustees or a majority (as defined in the 1940 Act) of the shareholders of the respective Fund respectively approve its continuance. The Trust may terminate the Investment Management Agreement with respect to each Fund upon the vote of a majority of the Board of Trustees or upon the vote of a majority of the respective Fund's outstanding voting securities on 60 days' written notice to the investment adviser. The investment adviser may terminate the Investment Management Agreement upon 60 days' written notice to the Trust. The Investment Management Agreement will terminate immediately and automatically upon its assignment.

      The following persons are officers and/or directors of Dreyfus:
Christopher M. Condron, Chairman of the Board and Chief Executive Officer; Stephen E. Canter, President, Chief Operating Officer, Chief Investment Officer and a director; Thomas F. Eggers, Vice Chairman-Institutional and a director; Lawrence S. Kash, Vice Chairman; Ronald P. O'Hanley III, Vice Chairman; J. David Officer, Vice Chairman and a director; William T. Sandalls, Jr., Executive Vice President; Stephen R. Byers, Senior Vice President; Mark N. Jacobs, Vice President, General Counsel and Secretary; Diane P. Durnin, Vice President-Product Development; Patrice M. Kozlowski, Vice President-Corporate Communications; Mary Beth Leibig, Vice President-Human Resources; Ray Van Cott, Vice President-Information Systems; Andrew S. Wasser, Vice President-Information Systems; Theodore A. Schachar, Vice President-Tax; Wendy Strutt, Vice President; Richard Terres, Vice President; William H. Maresca, Controller; James Bitetto, Assistant Secretary; Steven F. Newman, Assistant Secretary and Mandell L. Berman, Burton Borgelt, Steven G. Elliott, Martin C. McGuinn, Richard W. Sabo, and Richard F. Syron, directors.

      Dreyfus's Code of Ethics (the "Code") subjects its employees personal securities transactions to various restrictions to ensure that such trading does not disadvantage any fund it advises. In that regard, portfolio managers and other investment personnel of Dreyfus must preclear and report their personal securities transactions and holdings, which are reviewed for compliance with the Code and are also subject to the oversight of Mellon's Investment Ethics Committee. Portfolio managers and other investment personnel who comply with the Code's preclearance and disclosure procedures and the requirements of the Committee, may be permitted to purchase, sell or hold securities which also may be or are held in fund(s) they manage or for which they otherwise provide investment advice.

      ADMINISTRATION AGREEMENT. Mellon Bank, the parent of Dreyfus, serves as administrator for the Funds pursuant to an Administration Agreement with the Trust dated [DATE] ("Administration Agreement"), which was last approved by the Trust's Board of Trustees on [DATE] to continue until [DATE]. Pursuant to the Administration Agreement, Mellon Bank provides [administrative services to the Funds, and is responsible for payment of the fees associated with the initial registration of the Funds and the shares thereof pursuant to the 1940 Act and the Federal securities laws].

      DISTRIBUTOR. Dreyfus Service Corporation ("Distributor"), located at 200 Park Avenue, New York, New York 10166, serves as each Fund's distributor on a best efforts basis pursuant to an agreement which is renewable annually. Dreyfus may pay the Distributor for shareholder services from the assets of Dreyfus, including past profits but not including the management fee paid by a Fund. The Distributor may use part or all of such payments to pay certain banks, securities brokers or dealers and other financial institutions ("Agents") for these services. The Distributor also acts as sub-administrator for the Funds and as distributor for the other funds in the Dreyfus Family of Funds.

      CUSTODIAN. Mellon Bank, N.A., the parent of Dreyfus, One Mellon Bank Center, Pittsburgh, Pennsylvania 15258, acts as custodian for the investments of each Fund, except MPAM International Fund and MPAM Emerging Markets Fund. Boston Safe Deposit and Trust Company, One Boston Place, Boston, Massachusetts 02108 ("Boston Safe"), an indirect subsidiary of Mellon, acts as custodian for the investments of MPAM International Fund and MPAM Emerging Markets Fund. Under the custody agreements with the Trust, the custodians hold the Funds' portfolio securities and keeps all necessary accounts and records.

      TRANSFER AGENT. Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, P.O. Box 9671, Providence, Rhode Island 02940-9671, is each Fund's transfer and dividend disbursing agent. Under a transfer agency agreement with the Trust, the Transfer Agent arranges for the maintenance of shareholder account records for the Trust, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Trust during the month, and is reimbursed for certain out-of-pocket expenses.

      EXPENSES.  [TO BE ADDED]



                                HOW TO BUY SHARES

      GENERAL. Shares are sold without a sales charge. The Funds reserve the right to reject any purchase order.

      There is no minimum initial or subsequent investment for shareholders that maintain a qualified fiduciary, custody or other account with Mellon Bank, Boston Safe, or their bank affiliates and that have their shares held in omnibus accounts on the books of the Fund ("Mellon Account"). Such shareholders may also transfer fund shares from a Mellon Account to individuals or corporations that do not have Mellon Accounts, for whom such fund shares will be held in separate accounts ("Individual Accounts"). Shareholders that have had qualified fiduciary, custody or other accounts with Mellon Bank, Boston Safe, or their bank affiliates, and who terminate such relationships but who wish to continue to hold MPAM Fund shares, may do so only by establishing Individual Accounts. Initial investments in Individual Accounts must be accompanied by an Account Application. For Individual Accounts, the minimum initial investment is $10,000, and subsequent investments must be at least $1,000.

      Management understands that Mellon Bank, Boston Safe, or their bank affiliates may impose certain conditions on their clients with qualified fiduciary, custody or other accounts which are different from those described in the relevant Fund's Prospectus and this Statement of Additional Information, and, to the extent permitted by applicable regulatory authority, may charge their clients direct fees. Holders of Mellon Accounts should consult their Account Officers in this regard.

      Fund shares are sold on a continuous basis at the net asset value per share ("NAV") next determined after an order in proper form is received by the Transfer Agent or other entity authorized to receive orders on behalf of a Fund. NAV is determined as of the close of trading on the floor of the New York Stock Exchange ("NYSE") (currently 4:00 p.m., New York time), on each day the NYSE is open for business. For purposes of determining NAV, options and futures contracts will be valued 15 minutes after the close of trading on the floor of the NYSE. NAV is computed by dividing the value of the Fund's net assets (i.e., the value of its assets less liabilities) by the total number of Fund shares outstanding. The Fund's investments are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the Trust's Board. Certain securities may be valued by an independent pricing service approved by the Trust's Board and are valued at fair value as determined by the pricing service. For information regarding the methods employed in valuing each Fund's investments, see "Determination of Net Asset Value."

      For certain institutions that have entered into agreements with the Distributor, payment for the purchase of the Fund shares may be transmitted, and must be received by the Transfer Agent, within three business days after the order is placed. If such payment is not received within three business days after the order is placed, the order may be canceled and the institution could be held liable for resulting fees and/or losses.

      DREYFUS TELETRANSFER PRIVILEGE. Holders of Individual Accounts may purchase Fund shares (minimum $1,000 and maximum $150,000 per day) by telephone through the TELETRANSFER Privilege if they have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and the holder's Fund account. Only a bank account maintained in a domestic financial institution that is an ACH member may be so designated.

      TELETRANSFER purchase orders may be made at any time. Purchase orders received by 4:00 p.m., New York time, on any business day that the Transfer Agent and the NYSE are open for business will be credited to the shareholder's Fund account on the next bank business day following such purchase order. Purchase orders made after 4:00 p.m., New York time, on any business day the Transfer Agent and the NYSE are open for business, or orders made on Saturday, Sunday or any Fund holiday (e.g., when the NYSE is not open for business), will be credited to the shareholder's Fund account on the second bank business day following such purchase order. To qualify to use the TELETRANSFER Privilege, the initial payment for purchase of Fund shares must be drawn on, and redemption proceeds paid to, the same bank and account as are designated on the Account Application or Shareholder Services Form on file. If the proceeds of a particular redemption are to be wired to an account at any other bank, the request must be in writing and signature-guaranteed. See "How To Redeem Shares - Dreyfus TELETRANSFER Privilege." Each Fund may modify or terminate this Privilege at any time or charge a service fee upon notice to shareholders. No such fee currently is contemplated by the Funds.

      IN-KIND PURCHASES. If the following conditions are satisfied, a Fund may at its discretion, permit the purchase of shares through an "in-kind" exchange of securities. Any securities exchanged must meet the investment objective, policies and limitations of the applicable Fund, must have a readily ascertainable market value, must be liquid and must not be subject to restrictions on resale. The market value of any securities exchanged, plus any cash, must be at least equal to $25,000. Shares purchased in exchange for securities generally cannot be redeemed for fifteen days following the exchange in order to allow time for the transfer to settle.

      The basis of the exchange will depend upon the relative NAVs of the shares purchased and securities exchanged. Securities accepted by a Fund will be valued in the same manner as the Fund values its assets. Any interest earned on the securities following their delivery to a Fund and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities become the property of the Fund, along with the securities. For further information about "in-kind" purchases, call [NUMBER].



                              HOW TO REDEEM SHARES

      WIRE REDEMPTION PRIVILEGE. Holders of Individual Accounts may redeem by wire. By using this Privilege, you authorize the Transfer Agent to act on wire, telephone or letter redemption instructions from any person representing himself or herself to be you and reasonably believed by the Transfer Agent to be genuine. Ordinarily, the Trust will initiate payment for shares redeemed pursuant to this Privilege on the next business day after receipt by the Transfer Agent of the redemption request in proper form. Redemption proceeds ($1,000 minimum) will be transferred by Federal Reserve wire only to the commercial bank account specified by you on the Account Application or Shareholder Services Form, or to a correspondent bank if your bank is not a member of the Federal Reserve System. Fees ordinarily are imposed by such bank and borne by the investor. Immediate notification by the correspondent bank to your bank is necessary to avoid a delay in crediting the funds to your bank account.

      If you have access to telegraphic equipment, you may wire redemption requests to the Transfer Agent by employing the following transmittal code which may be used for domestic or overseas transmissions:

            Transmittal Code                   Transfer Agent's
            ----------------                   Answer Back Sign
                                               ----------------

                [NUMBER]                           [NUMBER]

      If you do not have direct access to telegraphic equipment, you may have the wire transmitted by contacting a TRT Cables operator at [NUMBER], toll free. You should advise the operator that the above transmittal code must be used and should also inform the operator of the Transfer Agent's answer back sign.

      To change the commercial bank or account designated to receive wire redemption proceeds, a written request must be sent to the Transfer Agent. This request must be signed by each shareholder, with each signature guaranteed as described below under "Stock Certificates; Signatures."

      DREYFUS TELETRANSFER PRIVILEGE. Holders of Individual Accounts may request by telephone that redemption proceeds be transferred between their Fund account and their bank account. Only a bank account maintained in a domestic financial institution which is an ACH member may be designated. Holders of jointly registered Fund or bank accounts may redeem through the TELETRANSFER Privilege for transfer to their bank account not more than $500,000 within any 30-day period. You should be aware that if you have selected the TELETRANSFER Privilege, any request for a wire redemption will be effected as a TELETRANSFER transaction through the ACH system unless more prompt transmittal specifically is requested. Redemption proceeds will be on deposit in your account at an ACH member bank ordinarily two business days after receipt of the redemption request. See "How to Buy Shares -- TELETRANSFER Privilege."

      SIGNATURES. Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations as well as from participants in the NYSE Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP") and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor and "Signature- Guaranteed" must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature-guarantees, please call [NUMBER].

      [REDEMPTION COMMITMENT. The Trust has committed itself to pay in cash all redemption requests by any shareholder of record of a Fund, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. In the case of requests for redemption in excess of such amount, the Trust's Trustees reserve the right to make payments in whole or in part in securities or other assets in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as each Fund's portfolio is valued. If the recipient sold such securities, brokerage charges might be incurred.]

      SUSPENSION OF REDEMPTIONS. The right to redeem Fund shares may be suspended or the date of payment postponed (a) during any period when the NYSE is closed (other than customary weekend and holiday closings); (b) when trading in the markets a Fund ordinarily utilizes is restricted or when an emergency exists as determined by the SEC so that disposal of the Fund's investments or determination of its NAV is not reasonably practicable, or (c) for such other periods as the SEC, by order, may permit to protect a Fund's shareholders.



                              SHAREHOLDER SERVICES


      FUND EXCHANGES. Holders of Individual Accounts may purchase, in exchange for shares of a Fund, shares of other MPAM Funds, to the extent such shares are offered for sale in their state or residence. To request an exchange, you must give exchange instructions to the Transfer Agent in writing or by telephone. Before any exchange, you must obtain and should review a copy of the current prospectus of the fund into which the exchange is being made. Prospectuses may be obtained by calling [NUMBER]. The shares being exchanged must have a current value of at least $1,000. However, each fund account, including those established through exchanges, must continue to meet the minimum balance requirement of $10,000. The ability to issue exchange instructions by telephone is given to all holders of Individual Accounts automatically, unless the account holder checks the relevant "No" box on the Account Application, indicating that this privilege is specifically refused.

      By using the Telephone Exchange Privilege, the investor authorizes the Transfer Agent to act on telephonic instructions (including over The MPAM Touch(R) automated telephone system) from any person representing himself or herself to be the investor or a representative of the investor's Agent, and reasonably believed by the Transfer Agent to be genuine. Telephone exchanges may be subject to limitations as to the amount involved or the number of telephone exchanges permitted. No fees currently are charged shareholders directly in connection with exchanges, although each Fund reserves the right, upon not less than 60 days' written notice, to charge shareholders a nominal fee in accordance with rules promulgated by the SEC. Each Fund reserves the right to reject any exchange request in whole or in part. The availability of fund exchanges may be modified or terminated at any time upon notice to shareholders

      Shareholder Services Forms may be obtained by calling [NUMBER]. The Funds reserve the right to reject any exchange request in whole or in part. The Fund Exchange service may be modified or terminated at any time upon notice to shareholders.



                     ADDITIONAL INFORMATION ABOUT PURCHASES,
                            EXCHANGES AND REDEMPTIONS

      The Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculation on short-term market movements. A pattern of frequent purchases and exchanges can be disruptive to efficient portfolio management and, consequently, can be detrimental to a Fund's performance and its shareholders. Accordingly, if a Fund's management determines that an investor is engaged in excessive trading, the Fund, with or without prior notice, may temporarily or permanently terminate the availability of Fund Exchanges, or reject in whole or part any purchase or exchange request, with respect to such investor's account. Such investors also may be barred from purchasing other funds in the Dreyfus Family of Funds. Generally, an investor who makes more than four exchanges out of a Fund during any calendar year or who makes exchanges that appear to coincide with an active market-timing strategy may be deemed to be engaged in excessive trading. Accounts under common ownership or control will be considered as one account for purposes of determining a pattern of excessive trading. In addition, a Fund may refuse or restrict purchase or exchange requests by any person or group if, in the judgment of the Fund's management, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Fund receives or anticipates receiving simultaneous orders that may significantly affect the Fund (e.g., amounts equal to 1% or more of the Fund's total assets). If an exchange request is refused, a Fund will take no other action with respect to the shares until it receives further instructions from the investor. A Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund. A Fund's policy on excessive trading applies to investors who invest in the Fund directly or through financial intermediaries, but does not apply to any automatic investment or withdrawal privilege described herein.

      During times of drastic economic or market conditions, a Fund may suspend Fund Exchanges temporarily without notice and treat exchange requests based on their separate components - redemption orders with a simultaneous request to purchase the other fund's shares. In such a case, the redemption request would be processed at the Fund's next determined NAV but the purchase order would be effective only at the NAV next determined after the fund being purchased receives the proceeds of the redemption, which may result in the purchase being delayed.

                        DETERMINATION OF NET ASSET VALUE


      VALUATION OF PORTFOLIO SECURITIES. Each Fund's equity securities, including covered call options written by a Fund, are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices, except that open short positions are valued at the asked price. Bid price is used when no asked price is available.

      Debt securities are valued by an independent pricing service (the "Service") approved by the Fund's board. Securities valued by the Service for which quoted bid prices in the judgment of the Service are readily available and are representative of the bid side of the market are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other debt securities valued by the Service are carried at fair value as determined by the Service, based on methods that include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to value from dealers; and general market conditions. Debt securities that are not valued by the Service are valued at the average of the most recent bid and asked prices in the market in which such investments are primarily traded, or at the last sales rice for securities traded primarily on an exchange. Bid price is used when no asked price is available.

      Short-term investments may be carried at amortized cost, which approximates value. Expenses and fees, including the management fee are accrued daily and taken into account for the purpose of determining NAV.

      Any assets or liabilities initially expressed in terms of foreign currency will be translated into U.S. dollars at the midpoint of the New York interbank market spot exchange rate as quoted on the day of such translation or, if no such rate is quoted on such date, such other quoted market exchange rate as may be determined to be appropriate by the investment adviser. Forward currency contracts will be valued at the current cost of offsetting the contract. If a Fund has to obtain prices as of the close trading on various exchanges throughout the world, the calculation of NAV may not take place contemporaneously with the determination of prices of certain of the Fund's securities. Expenses and fees, including the management fee, are accrued daily and are taken into account for the purpose of determining NAV.

      Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, or are not valued by a pricing service approved by the Board, are valued at fair value as determined in good faith by the Board. The Board will review the method of valuation on a current basis. In making their good faith valuation of restricted securities, the Board members generally will take the following factors into consideration: restricted securities which are, or are convertible into, securities of the same class of securities for which a public market exists usually will be valued at market value less the same percentage discount at which purchased. This discount will be revised periodically by the Board if the Board members believe that it no longer reflects the value of the restricted securities. Restricted securities not of the same class as securities for which a public market exits usually will be valued initially at cost. Any subsequent adjustment from cost will be based upon considerations deemed relevant by the Board.

      NEW YORK STOCK EXCHANGE CLOSINGS. The holidays (as observed) on which the NYSE is currently scheduled to be closed are: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.



                    DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

      GENERAL. Each Fund usually pays its shareholders dividends from its net investment income as follows [subject to change]:

                     FUND                        DIVIDEND FREQUENCY

MPAM Large Cap Stock Fund                             Monthly
MPAM Income Stock Fund                                Monthly
MPAM Mid Cap Stock Fund                               Annually
MPAM Small Cap Stock Fund                             Annually
MPAM International Fund                               Annually
MPAM Emerging Markets Fund                            Annually
MPAM Bond Fund                                        Monthly
MPAM Intermediate Bond Fund                           Monthly
MPAM Short-Term U.S. Government Securities            Monthly
Fund
MPAM National Intermediate Municipal Bond Fund        Monthly
MPAM National Short-Term Municipal Bond Fund          Monthly
MPAM Pennsylvania Intermediate Municipal Bond         Monthly
Fund
MPAM Balanced Fund                                    Monthly

Each fund distributes any net capital gains it has realized once a year.

      The Funds will make distributions from net realized capital gains unless all capital loss carryovers, if any, have been utilized or have expired. All expenses are accrued daily and deducted before declaration of dividends to investors. Shares purchased on a day on which a Fund calculates its NAV will begin to accrue dividends on that day, and redemption orders effected on any particular day will receive dividends declared only through the business day prior to the day of redemption.

      Investors may choose whether to receive dividends and other distributions in cash, to receive dividends in cash, and reinvest other distributions in additional Fund shares at NAV, or to reinvest both dividends and other distributions in additional Fund shares at NAV. Dividends and other distributions will be reinvested in fund shares unless the shareholder instructs the Fund otherwise.

      Any dividend or other distribution paid shortly after an investor's purchase of shares may have the effect of reducing the NAV of the shares below the cost of his or her investment. Such a dividend or other distribution would be a return on investment in an economic sense, although taxable as stated under "Dividends, Other Distributions and Taxes" in the Funds' Prospectus. In addition, if a shareholder sells shares of a Fund held for six months or less and receives a capital gain distribution with respect to those shares, any loss incurred on the sale of those shares will be treated as a long-term capital loss to the extent of the capital gain distribution received.

      Dividends and other distributions declared by a Fund in October, November or December of any year and payable to shareholders of record on a date in any of those months are deemed to have been paid by a Fund and received by the shareholders on December 31 of that year if the distributions are paid by a Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

      It is expected that the Funds will qualify for treatment as a "regulated investment company" ("RIC") under the Code so long as such qualification is in the best interests of its shareholders. Such qualification will relieve the Funds of any liability for Federal income tax to the extent its earnings and realized gains are distributed in accordance with applicable provisions of the Code. To qualify for treatment as a RIC under the Code, each Fund (1) must distribute to its shareholders each year at least 90% of its investment company taxable income (generally consisting of net investment income, net short-term capital gains and net gains from certain foreign currency transactions) ("Distribution Requirement" ), (2) must derive at least 90% of its annual gross income from specified sources ("Income Requirement"), and (3) must meet certain asset diversification and other requirements.

      The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.

      Because each Municipal Bond Fund will distribute exempt-interest dividends, interest on indebtedness incurred by a shareholder to purchase or carry Fund shares is not deductible for Federal income tax purposes. If a shareholder receives an exempt-interest dividend with respect to shares of a Fund and if such shares are held by the shareholder for six months or less, then any loss on the redemption or exchange of such shares will, to the extent of such exempt-interest dividends, be disallowed. In addition, the Code may require a shareholder, if he or she receives exempt-interest dividends, to treat as taxable income a portion of certain otherwise non-taxable social security and railroad retirement benefit payments. Furthermore, that portion of an exempt-interest dividend paid by a Fund which represents income from private activity bonds may not retain its tax-exempt status in the hands of a shareholder who is a "substantial user" of a facility financed by such bonds, or a "related person" thereof. Moreover, some or all of a Fund's dividends may be a specific preference item, or a component of an adjustment item, for purposes of the Federal individual and corporate alternative minimum taxes. In addition, the receipt of Fund dividends and distributions may affect a foreign corporate shareholder's Federal "branch profits" tax liability and a Subchapter S corporation shareholder's Federal "excess net passive income" tax liability. Shareholders should consult their own tax advisers as to whether they are (1) substantial users with respect to a facility or related to such users within the meaning of the Code or (2) subject to a Federal alternative minimum tax, any applicable state alternative minimum tax, the Federal branch profits tax, or the Federal excess net passive income tax.

      Dividends derived from taxable investments, together with distributions from net realized short-term capital gains and all or a portion of any gains realized from the sale or other disposition of certain market discount bonds (collectively "dividends distributions") paid by the Funds are taxable to U.S. shareholders as ordinary income, to the extent of the Fund's earnings and profits, whether received in cash or reinvested in Fund shares. Distributions from the Funds' capital gain (the excess of net long-term capital gain over short-term capital loss) are taxable to such shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares and whether such distributions are received in cash or reinvested in additional Fund shares. Dividends and other distributions also may be subject to state and local taxes.

      Dividends derived by the Funds from tax-exempt interest are designated as tax-exempt in the same percentage of the day's dividend as the actual tax-exempt income earned that day. Thus, the percentage of the dividend designated as tax-exempt may vary from day to day. Similarly, dividends derived by the Funds from interest on relevant state Municipal Obligations will be designated as exempt from that state's taxation in the same percentage of the day's dividend as the actual interest on that state's Municipal Obligations earned on that day.

      Notice as to the tax status of your dividends and other distributions will be mailed to you annually. You also will receive periodic summaries of your account that will include information as to dividends and distributions from net capital gains, if any, paid during the year.

      The Funds must withhold and remit to the U.S. Treasury ("backup withholding") 31 % of taxable dividends, capital gain distributions and redemption proceeds, regardless of the extent to which gain or loss may be realized, paid to an individual or certain other non-corporate shareholders if the shareholder fails to certify that the TIN furnished to the Fund is correct. Backup withholding at that rate also is required from dividends and capital gain distributions payable to such a shareholder if (1) that shareholder fails to certify that he or she has not received notice from the IRS that the shareholder is subject to backup withholding as a result of a failure to properly report taxable dividend or interest income on a Federal income tax return, or (2) the IRS notifies the Funds to institute backup withholding because the IRS determines the shareholder's TIN is incorrect or that the shareholder has failed to properly report such income.

      A TIN is either the Social Security number, IRS individual taxpayer identification number or employer identification number of the record owner of the account. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account and may be claimed as a credit on the record owner's Federal income tax return.

      The Funds may be subject to a non-deductible 4% excise tax, measured with respect to certain undistributed amounts of taxable investment income and capital gains.

      Any net long-term capital gains realized will be distributed annually. Such distributions ("capital gain dividends"), if any, will be taxable to the shareholders as long-term capital gains, regardless of how long a shareholder has held a Fund's shares, and will be designated as capital gain dividends in a written notice mailed by the Funds to the shareholders after the close of the Funds' prior taxable year. If a shareholder receives a capital gain dividend with respect to any share and if such share is held by the shareholder for six months or less, then any loss (to the extent not disallowed pursuant to the other six month rule described above) on the sale or exchange of such share, to the extent of the capital gain dividend, shall be treated as a long-term capital loss.

      A portion of the dividends paid by a Fund, whether received in cash or reinvested in additional Fund shares, may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by a Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax.

      Dividends and interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

      Gains from the sale or other disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations), and gains from options, futures and forward contracts derived by the Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement.

      Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gain and loss. However, a portion of the gain or loss from the disposition of foreign currencies and non-U.S. dollar denominated securities (including debt instruments, certain financial forward, futures and option contracts and certain preferred stock) may be treated as ordinary income or loss under Section 988 of the Code. In addition, all or a portion of any gain realized from the sale or other disposition of certain market discount bonds will be treated as ordinary income. Moreover, all or a portion of the gain realized from engaging in "conversion transactions" may be treated as ordinary income under Section 1258. "Conversion transactions" are defined to include certain forward, futures, option and straddle transactions, transactions marketed or sold to produce capital gains, or transactions described in Treasury regulations to be issued in the future.

      Under Section 1256 of the Code, any gain or loss realized by a Fund from certain futures and forward contracts and options transactions will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon exercise or lapse of such contracts and options as well as from closing transactions. In addition, any such contracts or options remaining unexercised at the end of a Fund's taxable year will be treated as sold for their then fair market value (a process known as "marking to market"), resulting in additional gain or loss to the Fund characterized in the manner described above.

      Offsetting positions held by a Fund involving certain foreign currency forward contracts or options may constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of straddles is governed by Sections 1092 and 1258 of the Code, which, in certain circumstances, override or modify Sections 1256 and 988. As such, all or a portion of any short-term or long-term capital gain from certain straddle transactions may be recharacterized ordinary income. If the Fund were treated as entering into "straddles" by reason of its engaging in certain forward contracts or options transactions, such "straddles" would be characterized as "mixed straddles" if the forward contracts or options transactions comprising a part of such straddles were governed by Section 1256. Each Fund may make one or more elections with respect to mixed straddles. Depending on which election is made, if any, the results to a Fund may differ. If no election is made, then to the extent the "straddle" and conversion transaction rules apply to positions established by a Fund, losses realized by a Fund will be deferred to the extent of unrealized gain in the offsetting position. Moreover, as a result of the "straddle" and conversion transaction rules, short-term capital loss on "straddle" positions may be recharacterized as long-term capital loss, and long-term capital gains may be treated as short-term capital gains or ordinary income.

      The Taxpayer Relief Act of 1997 included constructive sale provisions that generally will apply if the Fund either (1) holds an appreciated financial position with respect to stock, certain debt obligations, or partnership interests ("appreciated financial position") and then enters into a short sale, futures, forward, or offsetting notional principal contract (collectively, a "Contract") respecting the same or substantially identical property or (2) holds an appreciated financial position that is a Contract and then acquires property that is the same as, or substantially identical to, the underlying property. In each instance, with certain exceptions, the Fund generally will be taxed as if the appreciated financial position were sold at its fair market value on the date the Fund enters into the financial position or acquires the property, respectively. Transaction that are identified hedging or straddle transactions of the Code can be subject to the constructive sale provisions.

      Investment by a Fund in securities issued or acquired at a discount (for example, zero coupon securities) could, under special tax rules, affect the amount and timing of distributions to shareholders by causing the Fund to recognize income prior to the receipt of cash payments. For example, a Fund could be required to take into gross income annually a portion of the discount (or deemed discount) at which the securities were issued and to distribute such income to satisfy the Distribution Requirement and avoid the 4% excise tax discussed above. In such case, the Fund may have to dispose of securities it might otherwise have continued to hold in order to generate cash to satisfy these distribution requirements.

      STATE AND LOCAL TAXES. Depending upon the extent of a Fund's activities in states and localities in which it is deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities. Shareholders are advised to consult their tax advisers concerning the application of state and local taxes to them.

      FOREIGN SHAREHOLDERS U.S. FEDERAL INCOME TAXATION. U.S. federal income taxation of a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation or a foreign partnership (a "foreign shareholder") depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by the shareholder, as discussed generally below. Special U.S. federal income tax rules that differ from those described below may apply to certain foreign persons who invest in a Fund, such as a foreign shareholder entitled to claim the benefits of an applicable tax treaty. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

      FOREIGN SHAREHOLDERS - DIVIDENDS. Dividends (other than exempt-interest dividends) distributed to a foreign shareholder whose ownership of Fund shares is not effectively connected with a U.S. trade or business carried on by the foreign shareholder ("effectively connected") generally will be subject to a U.S. federal withholding tax of 30% (or lower treaty rate). If a foreign shareholder's ownership of Fund shares is effectively connected, however, then all distributions to that shareholder will not be subject to such withholding and instead will be subject to U.S. federal income tax at the graduated rates applicable to U.S. citizens and domestic corporations, as the case may be. Foreign shareholders also may be subject to the branch profits tax.

      Capital gains realized by foreign shareholders on the sale of Fund shares and distributions to them of net capital gain (the excess of long-term capital gain over short-term capital loss), generally will not be subject to U.S.

federal income tax unless the foreign shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year. In the case of certain foreign shareholders, the Fund may be required to withhold U.S. Federal income tax at a rate of 31% of capital gain distributions and of the gross proceeds from a redemption of Fund shares unless the shareholder furnishes the Fund with a certificate regarding the shareholder's foreign status.

      Distributions paid by the Funds to a non-resident foreign investor, as well as the proceeds of any redemptions by such an investor, regardless of the extent to which gain or loss may be realized, generally are not subject to US. withholding tax. However, such distributions may be subject to backup withholding, unless the foreign investor certifies his non-U.S.
residency status.

      FOREIGN SHAREHOLDERS - ESTATE TAX. Foreign individuals generally are subject to U.S. federal estate tax on their U.S. situs property, such as shares of the Funds, that they own at the time of their death. Certain credits against that tax and relief under applicable tax treaties may be available.

      The foregoing is only a summary of certain tax considerations generally affecting the Funds and their shareholders, and is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situations.



                             PORTFOLIO TRANSACTIONS

      All portfolio transactions of a Fund are placed on behalf of each Fund by the investment adviser. Debt securities purchased and sold by a Fund are generally traded on a net basis (i.e., without commission) through dealers acting for their own account and not as brokers, or otherwise involve transactions directly with the issuer of the instrument. This means that a dealer (the securities firm or bank dealing with a Fund) makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread. Other portfolio transactions may be executed through brokers acting as agent. Each Fund will pay a spread or commissions in connection with such transactions. The investment adviser uses its best efforts to obtain execution of portfolio transactions at prices which are advantageous to each Fund and at spreads and commission rates, if any, which are reasonable in relation to the benefits received. The investment adviser also places transactions for other accounts that it provides with investment advice.

      Brokers and dealers involved in the execution of portfolio transactions on behalf of a Fund are selected on the basis of their professional capability and the value and quality of their services. In selecting brokers or dealers, the investment adviser will consider various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any spreads (or commissions, if any). Any spread, commission, fee or other remuneration paid to an affiliated broker-dealer is paid pursuant to the Trust's procedures adopted in accordance with Rule 17e-1 under the 1940 Act.

      Brokers or dealers may be selected who provide brokerage and/or research services to a Fund and/or other accounts over which the investment adviser or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or the purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement).

      The receipt of research services from broker-dealers may be useful to the investment adviser in rendering investment management services to a Fund and/or its other clients; and, conversely, such information provided by brokers or dealers who have executed transaction orders on behalf of other clients of the investment adviser may be useful to the investment adviser in carrying out its obligation to the Fund. The receipt of such research services does not reduce the normal independent research activities of the investment adviser; however, it enables it to avoid the additional expenses which might otherwise be incurred if it were to attempt to develop comparable information through its own staff.

      The investment adviser is authorized to allocate purchase and sale orders for portfolio securities to certain financial institutions, including, in the case of agency transactions, financial institutions that are affiliated with the investment adviser or Mellon Bank or that have sold shares of the Fund, if the investment adviser believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms.

      The Funds will not purchase Municipal Obligations during the existence of any underwriting or selling group relating thereto of which an affiliate is a member, except to the extent permitted by the SEC. Under certain circumstances, the Funds may be at a disadvantage because of this limitation in comparison with other investment companies which have a similar investment objective but are not subject to such limitations.

      Although the investment adviser manages other accounts in addition to the Funds, investment decisions for the Funds are made independently from decisions made for these other accounts. It sometimes happens that the same security is held by more than one of the accounts managed by the investment adviser. Simultaneous transactions may occur when several accounts are managed by the same investment manager, particularly when the same investment instrument is suitable for the investment objective of more than one account.

      When more than one account is simultaneously engaged in the purchase or sale of the same investment instrument, the prices and amounts are allocated in accordance with a formula considered by the investment adviser to be equitable to each account. In some cases this system could have a detrimental effect on the price or volume of the investment instrument as far as the Funds are concerned. In other cases, however, the ability of the Funds to participate in volume transactions will produce better executions for the Funds. While the Trustees will continue to review simultaneous transactions, it is their present opinion that the desirability of retaining the investment adviser as investment manager to the Funds outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.

      PORTFOLIO TURNOVER. While securities are purchased for the Funds on the basis of potential for current income and not for short-term trading profits, a Fund's portfolio turnover rate may exceed 100%. A portfolio turnover rate of 100% would occur, for example, if all the securities held by a Fund were replaced once in a period of one year. A higher rate of portfolio turnover involves correspondingly greater brokerage commissions and other expenses that must be borne directly by the Funds and, thus, indirectly by their shareholders. In addition, a higher rate of portfolio turnover may result in the realization of larger amounts of short-term and/or long-term capital gains that, when distributed to the Fund's shareholders, are taxable to them at the then current rate. Nevertheless, securities transactions for the Funds will be based only upon investment considerations and will not be limited by any other considerations when the investment adviser deems its appropriate to make changes in the Funds' assets. The portfolio turnover rate for the Fund is calculated by dividing the lesser of the Fund's annual sales or purchases of portfolio securities (exclusive of purchases and sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of securities in the Fund during the year. Portfolio turnover may vary from year to year as well as within a year.



                             PERFORMANCE INFORMATION

      Average annual total return is calculated by determining the ending redeemable value of an investment purchased at net asset value per share with a hypothetical $1,000 payment made at the beginning of the period (assuming the reinvestment of dividends and other distributions), dividing by the amount of the initial investment, taking the "n"th root of the quotient (where "n" is the number of years in the period) and subtracting 1 from the result. Total return is calculated by subtracting the NAV of a Fund share at the beginning of a stated period from the NAV at the end of the period (after giving effect to the reinvestment of dividends and other distributions during the period), and dividing the result by the NAV at the beginning of the period.

      Each Fund may compare the performance of its shares to that of other mutual funds, relevant indices or rankings prepared by independent services or other financial or industry publications that monitor mutual fund performance. [PARTICULAR INDICES MAY BE MENTIONED WITH RESPECT TO PARTICULAR FUNDS.]

      Performance rankings as reported in CHANGING TIMES, BUSINESS WEEK, INSTITUTIONAL INVESTOR, THE WALL STREET JOURNAL, MUTUAL FUND FORECASTER, NO LOAD INVESTOR, MONEY MAGAZINE, MORNINGSTAR MUTUAL FUND VALUES, U.S. NEWS AND WORLD REPORT, FORBES, FORTUNE, BARRON'S, FINANCIAL PLANNING, FINANCIAL PLANNING ON WALL STREET, CERTIFIED FINANCIAL PLANNER TODAY, INVESTMENT ADVISOR, KIPLINGER'S, SMART MONEY and similar publications may also be used in comparing a Fund's performance. Furthermore, a Fund may quote its yields in advertisements or in shareholder reports. [Advertisements for MPAM Mid Cap Stock Fund and MPAM Small Cap Stock Fund also may discuss the potential benefits and risks of small cap investing.]

      From time to time, advertising materials for the Fund may refer to Morningstar ratings and related analyses supporting the rating.

      From time to time, advertising material for a Fund may including biographical information relating to its portfolio manager and may refer to, or include commentary by the portfolio manager relating to investment strategy, asset growth, current or past business, political, economic or financial conditions and other matters of general interest to investors.

      From time to time, advertising materials may refer to studies performed by the investment adviser or its affiliates, such as "The Dreyfus Tax Informed Investing Study" or "The Dreyfus Gender Investment Comparison Study (1996-1997)" or other such studies.

      Yield information is useful in reviewing the Funds' performance, but because yields fluctuate, such information cannot necessarily be used to compare an investment in a Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that yield is a function of the kind and quality of the instruments in the Funds' portfolios, portfolio maturity, operating expenses and market conditions. The Funds' yields and total returns will also be affected if the investment adviser waives any portion of its investment management fees.

      The Funds' net investment income may change in response to fluctuations in interest rates and the expenses of the Funds. Consequently, any given performance quotation should not be considered as representative of the Funds' performance for any specified period in the future.

      For the purpose of determining the interest earned on debt obligations that were purchased by a Fund at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.

      A Fund's equivalent taxable yield is computed by dividing that portion of the Fund's yield which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the Fund's yield that is not tax-exempt.

      Investors should recognize that in periods of declining interest rates a Fund's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates a Fund's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the Fund's portfolio, thereby reducing the current yield of the Fund. In periods of rising interest rates, the opposite can be expected to occur.

                           INFORMATION ABOUT THE FUNDS

      Each Fund share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Fund shares have equal rights in liquidation. Fund shares are without par value, have no preemptive or subscription rights, and are freely transferable.

      The Trust is a "series fund," which is a mutual fund divided into separate portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for other purposes. A shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. For certain matters shareholders vote together as a group; as to others they vote separately by portfolio. The Trustees have authority to create an unlimited number of shares of beneficial interest, without par value, in separate series. The Trustees have authority to create additional series at any time in the future without shareholder approval.

      On each matter submitted to a vote of the shareholders, all shares of each fund shall vote together, except as to any matter for which a separate vote of any fund is required by 1940 Act and except as to any matter which affects the interest of a particular fund, in which case only the holders of shares of the one or more affected funds shall be entitled to vote.

      The assets received by the Trust for the issue or sale of shares of each fund and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund are required to be segregated on the books of account, and are to be charged with the expenses in respect to such fund and with a share of the general expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging to a particular fund shall be allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable, taking into consideration, among other things, the relative sizes of the funds and the relative difficulty in administering each fund. Each share of each fund represents an equal proportionate interest in that fund with each other share and is entitled to such dividends and distributions out of the income belonging to such fund as are declared by the Trustees. Upon any liquidation of a fund, shareholders thereof are entitled to share pro rata in the net assets belonging to that fund available for distribution.

      The Trust does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Under the 1940 Act, shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a Trustee through a declaration in writing or by a vote cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purposes of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record of not less than 10% of the Trust's outstanding shares.

      Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Trust, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical or that the matter does not affect any interest of such series. The Rule exempts the selection of independent accountants and the election of Trustees from the separate voting requirements of the Rule.

      The Funds will send annual and semi-annual financial statements to all of its shareholders.

      Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Agreement and Declaration of Trust provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations, a possibility which the investment adviser believes is remote. Upon payment of any liability incurred by the Trust, the shareholder paying such liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of each fund in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of such fund.



                        COUNSEL AND INDEPENDENT AUDITORS

      ______________________, Washington, D.C., 20036-1800 has passed upon the legality of the shares offered by the Funds' Prospectuses and this SAI.

      ______________________, New York, NY 10017, was appointed by the Trustees to serve as the Funds' independent auditors for the year ending June 30, 2000, providing audit services including (1) examination of the annual financial statements (2) assistance, review and consultation in connection with SEC filings (3) and review of the annual Federal income tax return filed on behalf of each Fund.

                                   APPENDIX A

                             Risk Factors--Investing
                      In Pennsylvania Municipal Obligations

      The following information constitutes only a brief summary, does not purport to be a complete description, and is based on information drawn from official statements relating to securities offerings of the Commonwealth of Pennsylvania (the "Commonwealth") and various local agencies, available as of the date of this Statement of Additional Information. While the Fund has not independently verified such information, it has no reason to believe that such information is not correct in all material respects.

      General. Pennsylvania historically has been dependent on heavy industry although recent declines in the coal, steel and railroad industries have led to diversification of the Commonwealth's economy. Recent sources of economic growth in Pennsylvania are in the service sector, including trade, medical and health services, education and financial institutions. Agriculture continues to be an important component of the Commonwealth's economic structure, with nearly one-fourth of the Commonwealth's total land area devoted to cropland, pasture and farm woodlands.

      In 1997, the population of Pennsylvania was 12.02 million people, ranking fifth in the nation. According to the U.S. Bureau of the Census, Pennsylvania experienced a slight increase in population from the 1988 population of 11.85 million. Pennsylvania has a high proportion of persons 65 or older, and is highly urbanized, with 79% of the 1990 census population residing in metropolitan statistical areas. The cities of Philadelphia and Pittsburgh, the Commonwealth's largest metropolitan statistical areas, together comprise almost 44% of the Commonwealth's total population.

      The State's workforce is estimated at 5.9 million people, ranking as the sixth largest labor pool in the nation. Pennsylvania's average annual unemployment rate remained below the national average between 1986 and 1990. Slower economic growth caused the rate to rise to 6.9% in 1991 and 7.5% in 1992. The resumption of faster economic growth resulted in a decrease in the Commonwealth's unemployment rate to 7.1% in 1993. Seasonally adjusted as of December 1997 shows an unemployment rate of 4.8%, compared to an unemployment rate of 4.9% for the United States as a whole.

      Financial Accounting. Pennsylvania utilizes the fund method of accounting and over 150 funds have been established for the purpose of recording receipts and disbursements, of which the General Fund is the largest. Most of the operating and administrative expenses are payable from the General Fund. The Motor License Fund is a special revenue fund that receives tax and fee revenues relating to motor fuels and vehicles (except one-half cent per gallon of the liquid fuels tax which is deposited in the Liquid Fuels Tax Fund for distribution to local municipalities) and all such revenues are required to be used for highway purposes. Other special revenue funds have been established to receive specified revenues appropriated to specific departments, boards and/or commissions. Such funds include the Game, Fish, Boat, Banking Department, Milk Marketing, State Farm Products Show, State Racing and State Lottery Funds. The General Fund, all special revenue funds, the Debt Service Funds and the Capital

Project Funds combine to form the Governmental Fund Types.

      Enterprise funds are maintained for departments or programs operated like private enterprises. The largest of the Enterprise funds is the State Stores Fund, which is used for the receipts and disbursements of the Commonwealth's liquor store system. Sale and distribution of all liquor within Pennsylvania is a government enterprise.

      Financial information for the funds is maintained on a budgetary basis of accounting ("Budgetary"). Since 1984, the Commonwealth has also prepared financial statements in accordance with generally accepted accounting principles ("GAAP"). The GAAP statements have been audited jointly by the Auditor General of the Commonwealth and an independent public accounting firm. The Budgetary information is adjusted at fiscal year end to reflect appropriate accruals for financial reporting in conformity with GAAP. The Commonwealth maintains a June 30th fiscal year end.

      The Constitution of Pennsylvania provides that operating budget appropriations may not exceed the actual and estimated revenues and available surplus in the fiscal year for which funds are appropriated. Annual budgets are enacted for the General Fund and for certain special revenue funds which represent the majority of expenditures of the Commonwealth.

      Revenues and Expenditures. Pennsylvania's Governmental Fund Types receive over 57% of their revenues from taxes levied by the Commonwealth. Interest earnings, licenses and fees, lottery ticket sales, liquor store profits, miscellaneous revenues, augmentations and federal government grants supply the balance of the receipts to these funds. Revenues not required to be deposited in another fund are deposited in the General Fund. The major tax sources for the General Fund are the 6% sales and use tax (34.9% of General Fund revenues in fiscal 1997), the 2.8% personal income tax (33.2% of General Fund revenues in fiscal 1997) and the 9.99% corporate net income tax (19.8% of General Fund revenues in fiscal 1997). Tax and fee proceeds relating to motor fuels and vehicles are constitutionally dedicated to highway purposes and are deposited into the Motor License Fund. The major sources of revenues for the Motor License Fund include the liquid fuels tax and the oil company franchise tax. That Fund also receives revenues from fees levied on heavy trucks and from taxes on fuels used for aviation purposes. These latter revenues are restricted to the repair and construction of highway bridges and aviation programs, respectively. Revenues from lottery ticket sales are deposited in the State Lottery Fund and are reserved by statute for programs to benefit senior citizens.

      Pennsylvania's major expenditures include funding for education ($6.67 billion of fiscal 1995 expenditures, $6.99 billion of the fiscal 1996 expenditures and $7.0 billion of fiscal 1997 expenditures) and public health and human services ($12.4 billion of fiscal 1995 expenditures, $12.9 billion of fiscal 1996 expenditures and $13.4 billion of fiscal 1997 expenditures).

      Governmental Fund Types: Financial Condition/Results of Operations (GAAP Basis). The period from fiscal year 1993 through fiscal 1997 was a time of steady, modest economic growth and low rates of inflation. These economic conditions, together with tax reductions in the several years following the tax rate increases and tax base expansions enacted in fiscal 1991 for the General

Fund, produced tax revenue gains averaging 4.1% per year during the period. Total revenues during this same period increased at a 4.7% average rate. Intergovernmental revenue recorded the largest percentage gain during this period, averaging 8.1%. A large portion of the increase for intergovernmental revenue occurred in fiscal 1996 when an accounting change in the General Fund resulted in food stamp coupon revenue received from the federal government being recorded as income to the Commonwealth. Expenditures and other uses during the fiscal 1993 through fiscal 1997 period rose at a 3.8% rate, led by an average 13.8% annual increase for protection of persons and property program costs. This high rate of increase reflects the costs to acquire, staff and operate expanded prison facilities to house a larger prison population. Public health and welfare program costs expanded an average 5.4% annually during this period, the second largest rate of increase for program categories. Assets for the governmental fund types at the end of fiscal 1997 were $6,575.2 million, an increase of $782.6 million over the previous fiscal year, while liabilities declined by $132.0 million to $3,674.3 million. At the close of fiscal 1997, the fund balance for the governmental fund types totaled $2,900.9 million, an increase of $914.6 million.

      General Fund:  Financial Condition/Results of Operations.

      Five Year Overview (GAAP Basis). For the five year period fiscal 1992 through fiscal 1997, total revenues and other sources rose at a 4.7% average annual rate while total expenditures and other uses grew by 6.0% annually.

      During the five year period from fiscal 1993 through fiscal 1997, revenues and other sources increased by an average 4.7% annually. Tax revenues during this same period increased by an annual average of 4.1%. Intergovernmental revenues, at an 8.5% annual average rate of increase, were the revenue source with the largest rate of growth over the five-year period. An accounting change in fiscal 1996 that made food stamp coupon revenue from the federal government an item of intergovernmental revenue is largely responsible for this increase.

      Expenditures and other uses during the fiscal 1993 through fiscal 1997 period rose at an average annual rate of 4.9%. Program costs for protection of persons and property increased an average 13.8% annually, the largest growth rate of all programs. Its high rate of increase reflects the costs to acquire, staff and operate expanded prison facilities to house a larger prison population. Public health and welfare program cost increased at a 5.7% annual average rate during the period. Efforts to control costs for various social programs and the presence of favorable economic conditions have helped restrain these costs.

      Fiscal 1995 Financial Results (GAAP Basis). Revenues and other sources totaled $23.772 billion, an increase of $1.135 billion (5.0%) over the prior fiscal year. The greatest increase was $817.9 million in taxes which represents a 5.6% increase over taxes in the prior fiscal year. Expenditures and other uses rose by $1.364 billion to $23.821 billion, an increase over the prior fiscal year of 6.1 percent. Consequently, an operating deficit of $49.8 million was recorded for the fiscal year and led to a decline in fund balance to $688.3 million at June 30, 1995. Two items predominately contributed to the fund balance decline. First, a more comprehensive procedure was used for fiscal 1995 to compute the liabilities for certain public welfare programs leading to an increase for the year-end accruals. Second, a change to the methodology used to calculate the year-end accrual for corporate tax payables increased the tax refund liability by $72 million for the 1995 fiscal year when compared to the previous fiscal year.

      Fiscal 1995 Financial Results (Budgetary Basis). Commonwealth revenues for the 1995 fiscal year were above estimate and exceeded fiscal year expenditures and encumbrances. Fiscal 1995 was the fourth consecutive fiscal year the Commonwealth reported an increase in the fiscal year-end unappropriated balance. Prior to reserves for transfer to the Tax Stabilization Reserve Fund, the fiscal 1995 closing unappropriated surplus was $540.0 million, an increase of $204.2 million over the fiscal 1994 closing unappropriated surplus prior to transfers. Commonwealth revenues were $459.4 million, 2.9%, above the estimate of revenues used at the time the budget was enacted. Corporation taxes contributed $329.4 million of the additional receipts due largely to higher receipts from the corporate net income tax. Sales and use tax revenues also showed strong year-over-year growth that produced above-estimate revenue collections. Sales and use tax revenues were $5.527 billion, $128.8 million above the enacted budget estimate and 7.9% over fiscal 1994 collections. Personal income tax receipts for fiscal 1995 were slightly above the budgeted estimate. The higher than estimated revenues from tax sources were due to faster economic growth in the national and state economy than had been projected when the budget was adopted. The higher rate of economic growth for the nation and the state gave rise to increases in employment, income and sales that were higher than expected and translated into above-estimate tax revenues.

      Fiscal 1996 Financial Results (GAAP Basis): For fiscal 1996 the fund balance was drawn down $53.1 million from the balance at the end of fiscal 1995 to $635.2 million. A planned draw down of the budgetary unappropriated surplus during fiscal 1996 contributed to expenditures and other uses exceeding revenues and other sources by $28.0 million. Consequently, the unreserved fund balance declined by $61.1 million, reducing the balance to $381.8 million at the end of fiscal 1996. Total revenues and other sources increased by 8.7% for the fiscal year led by a 24.2% increase in intergovernmental revenues.

      Fiscal 1996 Financial Results (Budgetary Basis): Commonwealth revenues for the fiscal year were above estimate and exceeded fiscal year expenditures and encumbrances. Prior to reserves for transfer to the Tax Stabilization Reserve Fund, the fiscal 1996 closing unappropriated surplus was $183.8 million, $65.5 million above estimate. Commonwealth revenues (prior to tax refunds) for the fiscal year increased by $113.9 million over the prior fiscal year to $16.339 billion representing a growth rate of 0.7%. Tax rate reductions and other tax law changes substantially reduced the amount and rate of revenue growth for the fiscal year. Sales and use tax revenues were $5.682 billion or 2.8% over fiscal 1995 collections. Personal income tax receipts for fiscal 1996 totaled $5.374 billion, or 5.7% over collections for fiscal 1995. Included in that increase was $67 million in net receipts from a tax amnesty program that was available for a portion of the 1996 fiscal year. Some portion of the tax amnesty receipts represent normal collections of delinquent taxes. The tax amnesty program is not expected to be repeated.

      Funds held in reserve at the end of fiscal 1995 for transfer to the Tax Stabilization Reserve Fund totaled $111.0 million. The Tax Stabilization Reserve Fund was anticipated to have an available balance of $182.8 million at June 30, 1996, representing approximately 1.1% of general fund annual commonwealth revenues.

      Fiscal 1997 Financial Results (GAAP Basis): For fiscal 1997, assets increased $563.4 million and liabilities declined $166.3 million to produce a $729.7 million increase in fund balance at June 30, 1997. The fund balance increase during fiscal 1997 has brought a restoration of an undesignated-unreserved balance. The $187.3 million undesignated-unreserved balance is the first recorded since fiscal 1994 and is the largest amount since fiscal 1987. Total revenues and other sources rose 3.5% for fiscal 1997. An increase of 5.5% in tax revenue aided by an improving state economy was partially offset by a $175.2 million decline in intergovernmental revenues.

      Expenditures and other uses increased by 1.0% for the fiscal year. As in the past several fiscal years, expenditure increases were led by protection of persons and property program costs. Fiscal 1997 costs for this program rose by 4.7%, the largest increase for a program, but well below the 17.1% average annual increase that occurred over the four fiscal years prior to fiscal 1997. General government program costs for fiscal 1997 declined by 14.3% from the fiscal year earlier. A reduction in estimated expenditures for maintaining the Commonwealth's self-insured worker's compensation program is largely responsible for the decline.

      Fiscal 1997 Financial Results (Budgetary Basis): The unappropriated balance of commonwealth revenues increased during the 1997 fiscal year by $432.9 million. Higher than estimated revenues and slightly lower expenditures than budgeted caused the increase. The unappropriated balance rose from an adjusted amount of $158.5 million at the beginning of fiscal 1997, to $591.4 million (prior to reserves for transfer to the Tax Stabilization Reserve Fund) at the close of the fiscal year. Transfers to the Tax Stabilization Reserve Fund for fiscal 1997 operations were $88.7 million, representing the normal 15% of the ending unappropriated balance, plus an additional $100 million authorized by the General Assembly when it enacted the fiscal 1998 budget.

      Commonwealth revenues (prior to tax refunds) during the fiscal year totaled $17,320.6 million, $576.1 million (3.4%) above the estimate made at the time the budget was enacted. Revenue from taxes was the largest contributor to higher than estimated receipts. Tax revenue in fiscal 1997 grew 6.1% over tax revenues in fiscal 1996. This rate of increase was not adjusted for legislated tax reductions that affected receipts during both of those fiscal years and therefor understates the actual underlying rate of tax revenue for the fiscal year. Personal income collections were $236.3 million over estimate, representing a 6.9% increase over fiscal 1996 receipts. Receipts of the sales and use tax were $185.6 million over estimate, representing a 6.2% increase. Collections of corporate taxes,, led by the capital stock and franchise and the gross receipts taxes, also exceeded their estimates for the fiscal year. Non-tax revenues were $19.8 million (5.8%) over estimate mostly due to higher than anticipated interest earnings.

      Expenditures from commonwealth revenues (excluding pooled financing expenditures) during fiscal 1997 totaled $16,347.7 million and were close to the estimate made in February 1997 with the presentation of the Governor's fiscal 1998 budget request. Total expenditures represent an increase over fiscal 1996 expenditures of 1.7%. Supplemental appropriations for fiscal 1997 totaled $169.3 million. The largest supplemental appropriations included $100.1 million for medical assistance costs due to implementation of managed medical care for a portion of the medical assistance caseload, and an additional $50 million for bond debt service for potential use to produce present value savings.

      Fiscal 1998 Budget: The budget for fiscal 1998 was enacted in May 1997. Commonwealth revenues for the fiscal year at that time were estimated to be $17.435 billion before reserves for tax refunds. That estimate represented an increase over estimated fiscal 1997 commonwealth revenues of 1.0 percent. Although actual fiscal 1997 revenues exceeded the estimate, the adopted fiscal 1998 budget revenue estimate was not changed and represents a 0.7 percent increase over actual fiscal 1997 revenues.

      Commonwealth Debt. Current constitutional provisions permit Pennsylvania to issue the following types of debt: (i) debt to suppress insurrection or rehabilitate areas affected by disaster, (ii) electorate approved debt, (iii) debt for capital projects subject to an aggregate debt limit of 1.75 times the annual average tax revenues of the preceding five fiscal years, (iv) tax anticipation notes payable in the fiscal year of issuance. All debt except tax anticipation notes must be amortized in substantial and regular amounts.

      General obligation for non-highway purposes debt totaled $4.047 billion at June 30, 1997. Over the 10-year period ended June 30, 1997, total outstanding general obligation debt for non-highway purposes increased at an annual rate of 3.3%. All outstanding general obligation bonds of the Commonwealth are rated AA-by Standard and Poor's Ratings Group, Al by Moody's Investors Service Inc., and AA- by Fitch IBCA, Inc. Ratings Group. The ratings reflect only the views of the rating agencies.

      Pennsylvania engages in short-term borrowing to fund expenses within a fiscal year through the sale of tax anticipation notes which must mature within the fiscal year of issuance. The principal amount issued, when added to that already outstanding, may not exceed an aggregate 200 of the revenues estimated to accrue to the appropriate fund in the fiscal year. The Commonwealth is not permitted to fund deficits between fiscal years with any form of debt. All year-end deficit balances must be funded within the succeeding fiscal year's budget. Pennsylvania issued a total of $550.0 million of tax anticipation notes for the account of the General Fund in fiscal 1997, all of which matured on June 30, 1997, to be paid from fiscal 1997 General Fund receipts.

      Pending the issuance of bonds, Pennsylvania may issue bond anticipation notes subject to the applicable statutory and constitutional limitations generally imposed on bonds. The term of such borrowings may not exceed three years. As of December 31, 1997, there were $46.4 million of bond anticipation notes outstanding.

      State-related Obligations. Certain state-created agencies have statutory authorization to incur debt for which no legislation providing for state appropriations to pay debt service thereon is required. The debt of these agencies is supported by assets of, or revenues derived from, the various projects financed, and the debt of such agencies is not an obligation of Pennsylvania although some of the agencies are indirectly dependent on Commonwealth appropriations. The following agencies had debt currently outstanding as of December 31, 1997: Delaware River Joint Toll Bridge Commission ($52.7 million), Delaware River Port Authority ($512.3 million), Pennsylvania Economic Development Financing Authority ($1.081 billion), Pennsylvania Energy Development Authority ($72.8 million), Pennsylvania Higher Education Assistance Agency ($1.584 billion), Pennsylvania Higher Educational Facilities Authority ($2.777 billion), Pennsylvania Industrial Development Authority ($402.1 million), Pennsylvania Infrastructure Investment Authority ($196.4 million), Pennsylvania Turnpike Commission ($1.178 billion), Philadelphia Regional Port Authority ($59.5 million), and the State Public School Building Authority ($310.5 million). In addition, the Governor is statutorily required to place in the budget of the Commonwealth an amount sufficient to make up any deficiency in the capital reserve fund created for, or to avoid default on, bonds issued by the Pennsylvania Housing Finance Agency ($2.631 billion of revenue bonds as of December 31, 1997), and an amount of funds sufficient to alleviate any deficiency that may arise in the debt service reserve fund for bonds issued by The Hospitals and Higher Education Facilities Authority of Philadelphia ($1.19 million of the loan principal was outstanding as of June 30, 1997).

      Litigation. Certain litigation is pending against the Commonwealth that could adversely affect the ability of the Commonwealth to pay debt service on its obligations, including suits relating to the following matters: (a) Approximately 3,500 tort suits are pending against the Commonwealth pursuant to the General Assembly's 1978 approval of a limited waiver of sovereign immunity which permits recovery of damages for any loss up to $250,000 per person and $1,000,000 per accident ($27 million was appropriated from the Motor License Fund for fiscal 1998); (b) The ACLU filed suit in April 1990 in federal court demanding additional funding for child welfare services (no estimates of potential liability are available), which the Commonwealth is seeking to have dismissed based on, among other things, the settlement in a similar Commonwealth Court action that provided for more funding in fiscal 1991 as well as a commitment to pay to counties $30.0 million over 5 years. In January 1992, the district court denied the ACLU's motion for class certification, but that ruling was overturned by the Third Circuit and the parties have resumed discovery; (c) In 1987, the Supreme Court of Pennsylvania held that the statutory scheme for county funding of the judicial system was in conflict with the Pennsylvania Constitution but stayed judgment pending enactment by the legislature of funding consistent with the opinion. The legislature has yet to consider legislation implementing the judgment; (d) In November 1990, the ACLU brought a class action suit on behalf of the inmates in thirteen Commonwealth correctional institutions challenging confinement conditions and including a variety of other allegations. In 1995, the parties agreed to a three-year court monitored settlement which will expire in January 1998; (e) Actions have been filed in both state and federal court by an association of rural and small schools and several individual school districts and parents challenging the constitutionality of the Commonwealth's system for funding local school districts. The federal case has been stayed pending resolution of the state case. The state trial was held in January 1997, and the record remains open. There is no available estimate of potential liability; and (f) Several banks have filed suit against the Commonwealth contesting the constitutionality of a 1989 law imposing a bank shares tax on banking institutions. After the Commonwealth Court ruled in favor of the Commonwealth, finding no constitutional deficiencies, Fidelity Bank, the Commonwealth, and certain intervenor banks filed Notices of Appeal to the Pennsylvania Supreme Court on August 5, 1994. Pursuant to a Settlement Agreement, dated as of April 21, 1995, the Commonwealth agreed to enter a credit in favor of Fidelity in the amount of $4,100,000 in settlement of the constitutional and non-constitutional issues including interest. Pursuant to a separate Settlement Agreement, dated as of April 21, 1995, the Commonwealth settled with the intervening banks, referred to as "New Banks." As part of the settlement, the Commonwealth agreed neither to assesses nor attempt to recoup any new bank tax credits which had been granted or taken by any of the intervening banks. Although the described settlements have quantified the Commonwealth's exposure to Fidelity and the intervening banks, other banks have filed protective Petitions, and one or more of these banks may pursue new constitutional challenges in the Commonwealth Court; however, the Commonwealth Court has previously examined and confirmed the Act's constitutionality; (g) On November 11, 1993, the Commonwealth of Pennsylvania, Department of Transportation and Envirotest/Synterra Partners ("Envirotest"), a partnership, entered into a "Contract for Centralized Emissions Inspection Facilities." Thereafter, Envirotest acquired certain land and constructed approximately 85 automobile emissions inspection facilities throughout various regions of the Commonwealth. By Act of the General Assembly in October 1994 (Act No. 1994-95), the program was suspended and the Department of Transportation was prohibited from expending funds to implement the program. Envirotest sued, and on December 15, 1995, Envirotest Systems Corporation, Envirotest Partners (successor to Envirotest/Synterra Partners) and the Commonwealth of Pennsylvania entered into a Settlement Agreement pursuant to which Envirotest will receive $145 million by installment payments through 1998; and (h) In November 1995, the Commonwealth and the Governor, along with the City of Philadelphia and its Mayor, were joined as additional respondents in an enforcement action commenced in Commonwealth Court in 1973 by the Pennsylvania Human Relations Commission against the School District of Philadelphia pursuant to the Pennsylvania Human Relations Act. The enforcement action was pursued to remedy unintentional conditions of segregation in the public schools of Philadelphia. The Commonwealth and the City were joined in the "remedial phase" of the proceeding to determine their liability, if any, and to pay additional costs necessary to remedy the unlawful conditions found to exist in the Philadelphia public schools. After trial, Judge Smith issued an Opinion and Order, granting in relevant part, judgment in favor of the School District of Philadelphia and ASPIRA and against the Commonwealth and Governor. The Commonwealth appealed and requested the Supreme Court to enter judgments in favor of the Commonwealth and the Governor on all claims. Briefs have been filed, and the matter is awaiting argument before the Supreme Court.

      Philadelphia. The City of Philadelphia is the largest city in the Commonwealth, with an estimated population of 1,585,577 people according to the 1990 Census. Philadelphia functions both as a city of the first class and as a county for the purpose of administering various governmental programs.

      Legislation providing for the establishment of the Pennsylvania Intergovernmental Cooperation Authority ("PICA") to assist first class cities in remedying fiscal emergencies was enacted by the General Assembly and approved by the Governor in June 1991. PICA is designed to provide assistance through the issuance of funding debt to liquidate budget deficits and to make factual findings and recommendations to the assisted city concerning its budgetary and fiscal affairs. An intergovernmental cooperation agreement between Philadelphia and PICA was approved by City Council and the PICA Board and signed by the Mayor in January, 1992. At this time, Philadelphia is operating under a five year fiscal plan approved by PICA on May 20, 1997.

      PICA has issued $1,761,710,000 of its Special Tax Revenue Bonds. This financial assistance has included the refunding of certain general obligation bonds to fund capital projects and to liquidate the Cumulative General Fund balance deficit as of June 30, 1992, of $224.9 million. The audited General Fund balance as of June 30, 1997, showed a surplus of approximately $128.8 million.

                                   APPENDIX B

MUNICIPAL BOND, MUNICIPAL NOTE, BOND, NOTE AND COMMERCIAL PAPER RATINGS

S&P

Municipal Bond and Bond Ratings
-------------------------------

AAA An obligation rated `AAA' has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated `AA' differs from the highest rated issues only in small degree. The obligors capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated `A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated `BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

The ratings from `AA' to `BBB' may be modified by the addition of a plus (+) or a minus (-) sign to show relative standing within the major rating categories



Municipal Note and Note Ratings
-------------------------------

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse finance and economic changes over the term of the notes.



Commercial Paper Ratings
------------------------

      An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issuers designated `A-1.'

A-3 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.



MOODY'S

Municipal Bond and Bond Ratings
-------------------------------

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and generally are referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Moody's applies the numerical modifiers 1, 2 and 3 to show relative standing within each generic rating classification from Aa through Baa. The modifier 1 indicates a ranking for the security in the higher end of a rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates a ranking in the lower end of a rating category.

Municipal Note, Note and Other Short-Term Obligations
-----------------------------------------------------

      There are four rating categories for short-term obligations that define an investment grade situation. These are designated Moody's Investment Grade as MIG 1 (best quality) through MIG 4 (adequate quality). Short-term obligations of speculative quality are designated SG.

      In the case of variable rate demand obligations (VRDOs), a two component rating is assigned. The first element represents an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

MIG 1/
VMIG 1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG-2/
MIG 2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/
VMIG 3 This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/
VMIG 4 This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.


Commercial Paper Rating
-----------------------

      Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

      1.   Leading market positions in well-established industries.

      2.   High rates of return on funds employed.

      3. Conservative capitalization structure with moderate reliance on debt and ample asset protection.

      4. Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

      5. Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser agree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternative liquidity is maintained.

FITCH IBCA, INC.  ("FITCH")

Municipal Bond and Bond Ratings
-------------------------------

AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated `AAA'. Because bonds rated in the `AAA' and `AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated `F-1+'.

A Bonds considered to be investment grade and of high credit quality, The obligor's ability to pay interest an repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds considered to be investment grade and satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings

+/- Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category.

Short-Term and Commercial Paper Ratings
---------------------------------------

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

Although the credit analysis is similar to Fitch's bond rating analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated `F-1+'.

F-2 Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned `F-1+' and `F-1' ratings.

DUFF & PHELPS INC.  ("DUFF & PHELPS")

Long-Term Ratings
-----------------

AAA Highest credit quality. The risks factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+     High credit quality.  Protection factors are strong.  Risk
AA      is modest but AA may vary slightly from time to time because
AA-     of economic conditions.

A+      Protections factors are average but adequate.  However, risk
A       factors are more variable and greater in periods of economic
A-      stress.

BBB+    Below-average protection factors but still considered sufficient for
BBB     prudent BBB investment. Considerable variability in risk during economic
BBB-    cycles.

Short-Term and Commercial Paper Ratings
---------------------------------------

D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

D-1- High certainly of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

D-2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financial requirements, access to capital markets is good. Risk factors are small.

D-3 Satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

                                MPAM FUNDS TRUST


                                     PART C
                                OTHER INFORMATION
                                -----------------


Item 23.  Exhibits
          --------

      (a)         Declaration of Trust dated April 12, 2000, is filed herein.

      (b)         Bylaws. To be filed by amendment.

      (c)         Not Applicable.

      (d)         Investment Management Agreement.  To be filed by amendment.

      (e)         Distribution Agreement.  To be filed by amendment.

      (f)         Not Applicable.

      (g)         Custodian Agreement.  To be filed by amendment.

      (h)         Transfer Agent Agreement.  To be filed by amendment.

      (i)         Opinion and Consent of counsel. To be filed by amendment.

      (j)         Auditor's Consent. To be filed by amendment.

      (k)         Not Applicable.

      (l)         Initial Capital Agreements.  To be filed by amendment.

      (m)         Not Applicable.

      (n)         Not Applicable.

      (o)         Not Applicable.

      (p)         Code of Ethics is filed herein.


Item 24.  Persons Controlled by or Under Common Control with Registrant
          -------------------------------------------------------------

          Not Applicable.

Item 25.  Indemnification
          ---------------

(a) The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, except with respect to any matter as to which such Covered Person shall have been finally adjudicated in a decision on the merits in any such action, suit or other proceeding not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Trust and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Trust in advance of the final disposition or any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, PROVIDED THAT (i) such Covered Person shall provide security for his or her undertaking, (ii) the Trust shall be insured against losses arising by reason of such Covered Person's failure to fulfill his or her undertaking, or (iii) a majority of the Trustees who are disinterested persons and who are not Interested Persons (as that term is defined in the Investment Company Act of 1940) (provided that a majority of such Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (but not a full trial-type inquiry), that there is reason to believe such Covered Person ultimately will be entitled to indemnification.

(b) As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication in a decision on the merits by a court, or by any other body before which the proceeding was brought, that such Covered Person either (i) did not act in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Trust or (ii) is liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office, indemnification shall be provided if (i) approved as in the best interest of the Trust, after notice that it involves such indemnification, by at least a majority of the Trustees who are disinterested persons and are not Interested Persons (provided that a majority of such Trustees then in office act on the matter), upon a determination, based upon a review of readily available facts (but not a full trial-type inquiry) that such Covered Person acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Trust and is not liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office, or (ii) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (but not a full trial-type inquiry) to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Trust and that such indemnification would not protect such Covered Person against any liability to the Trust to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Trust or to have been liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

(c) The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article 10, the term "Covered Person" shall include such person's heirs, executors and administrators, and a "disinterested person" is a person against whom none of the actions, suits or other proceedings in question or another action, suit, or other proceeding on the same or similar grounds is then or has been pending. Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of such person.

(d) Notwithstanding any provisions in the Declaration of Trust and these By-Laws pertaining to indemnification, all such provisions are limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

      In the event that a claim for indemnification is asserted by a Trustee, officer or controlling person of the Trust in connection with the registered securities of the Trust, the Trust will not make such indemnification unless (i) the Trust has submitted, before a court or other body, the question of whether the person to be indemnified was liable by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties, and has obtained a final decision on the merits that such person was not liable by reason of such conduct or (ii) in the absence of such decision, the Trust shall have obtained a reasonable determination, based upon review of the facts, that such person was not liable by virtue of such conduct, by (a) the vote of a majority of Trustees who are neither interested persons as such term is defined in the Investment Company Act of 1940, nor parties to the proceeding or (b) an independent legal counsel in a written opinion.

      The Trust will not advance attorneys' fees or other expenses incurred by the person to be indemnified unless (i) the Trust shall have received an undertaking by or on behalf of such person to repay the advance unless it is ultimately determined that such person is entitled to indemnification and (ii) one of the following conditions shall have occurred: (a) such person shall provide security for his undertaking, (b) the Trust shall be insured against losses arising by reason of any lawful advances or (c) a majority of the disinterested, non-party Trustees of the Trust, or an independent legal counsel in a written opinion, shall have determined that based on a review of readily available facts there is reason to believe that such person ultimately will be found entitled to indemnification.

Item 26.  Business and Other Connections of the Investment Adviser
          --------------------------------------------------------

      MPAM Advisers is a division of the Dreyfus Corporation ("Dreyfus"), a wholly-owned subsidiary of Mellon Financial Corporation. Dreyfus and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser, manager and distributor for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer of shares of investment companies sponsored by Dreyfus and of other investment companies for which Dreyfus acts as investment adviser, sub-investment adviser or administrator. Dreyfus Management, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals.


Officers and Directors of Investment Adviser
--------------------------------------------

Name and Position
With Dreyfus                  Other Businesses                   Position Held             Dates
------------                  ----------------                   -------------             -----

CHRISTOPHER M. CONDRON        Franklin Portfolio Associates,     Director                  1/97 - Present
Chairman of the Board         LLC*
and Chief Executive
Officer
                              TBCAM Holdings, Inc.*              Director                  10/97 - Present
                                                                 President                 10/97 - 6/98
                                                                 Chairman                  10/97 - 6/98


                                       C-3

Name and Position
With Dreyfus                  Other Businesses                   Position Held             Dates
------------                  ----------------                   -------------             -----

                              The Boston Company Asset           Director                  1/98 - Present
                              Management, LLC*                   Chairman                  1/98 - 6/98
                                                                 President                 1/98 - 6/98

                              The Boston Company Asset           President                 9/95 - 1/98
                              Management, Inc.*                  Chairman                  4/95 - 1/98
                                                                 Director                  4/95 - 1/98

                              Franklin Portfolio Holdings,       Director                  1/97 - Present
                              Inc.*

                              Certus Asset Advisors Corp.**      Director                  6/95 - Present

                              Mellon Capital Management          Director                  5/95 - Present
                              Corporation***

                              Mellon Bond Associates,            Executive Committee       1/98 - Present
                              LLP+                               Member

                              Mellon Bond Associates+            Trustee                   5/95 - 1/98

                              Mellon Equity Associates, LLP+     Executive                 1/98 - Present
                                                                 Committee Member

                              Mellon Equity Associates+          Trustee                   5/95 - 1/98

                              Boston Safe Advisors, Inc.*        Director                  5/95 - Present
                                                                 President                 5/95 - Present

                              Mellon Bank, N.A. +                Director                  1/99 - Present
                                                                 Chief Operating
                                                                 Officer                   3/98 - Present
                                                                 President                 3/98 - Present
                                                                 Vice Chairman             11/94 - 3/98

                              Mellon Financial Corporation+      Chief Operating
                                                                 Officer                   1/99 - Present
                                                                 President                 1/99 - Present
                                                                 Director                  1/98 - Present
                                                                 Vice Chairman             11/94 - 1/99

                              Founders Asset Management, LLC**** Chairman                  12/97 - Present
                                                                 Director                  12/97 - Present

                              The Boston Company, Inc.*          Vice Chairman             1/94 - Present
                                                                 Director                  5/93 - Present

                              Laurel Capital Advisors, LLP+      Executive Committee       1/98 - 8/98
                                                                 Member


                                                C-4

Name and Position
With Dreyfus                  Other Businesses                   Position Held             Dates
------------                  ----------------                   -------------             -----

CHRISTOPHER M. CONDRON        Laurel Capital Advisors+           Trustee                   10/93 - 1/98
Chairman and Chief
Executive Officer             Boston Safe Deposit and            Director                  5/93 - Present
(Continued)                   Trust Company*

                              The Boston Company Financial       President                 6/89 - 1/97
                              Strategies, Inc. *                 Director                  6/89 - 1/97

MANDELL L. BERMAN             Self-Employed                      Real Estate               11/74 - Present
Director                      29100 Northwestern Highway         Consultant,
                              Suite 370                          Residential
                              Southfield, MI 48034               Builder and
                                                                 Private Investor

BURTON C. BORGELT             DeVlieg Bullard, Inc.              Director                  1/93 - Present
Director                      1 Gorham Island
                              Westport, CT 06880

                              Mellon Financial                   Director                  6/91 - Present
                              Corporation+

                              Mellon Bank, N.A. +                Director                  6/91 - Present

                              Dentsply International, Inc.       Director                  2/81 - Present
                              570 West College Avenue
                              York, PA

                              Quill Corporation                  Director                  3/93 - Present
                              Lincolnshire, IL

STEPHEN R. BYERS              Dreyfus Service                    Senior Vice               3/00 - Present
Director of                   Corporation++                      President
Investments

                              Gruntal & Co., LLC                 Executive Vice
                              New York, NY                       President                 5/97 - 11/99
                                                                 Partner                   5/97 - 11/99
                                                                 Executive Committee
                                                                 Member                    5/97 - 11/99
                                                                 Board of Directors
                                                                 Member                    5/97 - 11/99
                                                                 Treasurer                 5/97 - 11/99
                                                                 Chief Financial
                                                                 Officer                   5/97 - 6/99

STEPHEN E. CANTER             Dreyfus Investment                 Chairman of the
President, Chief              Advisors, Inc.++                   Board                     1/97 - Present
Operating                                                        Director                  5/95 - Present
Officer, Chief                                                   President                 5/95 - Present
Investment
Officer, and Director

                              Newton Management Limited          Director                  2/99 - Present
                              London, England

                              Mellon Bond Associates,            Executive                 1/99 - Present
                              LLP+                               Committee Member


                                                 C-5


Name and Position
With Dreyfus                  Other Businesses                   Position Held             Dates
------------                  ----------------                   -------------             -----

                              Mellon Equity Associates,          Executive Committee       1/99 - Present
                              LLP+                               Member

                              Franklin Portfolio Associates,     Director                  2/99 - Present
                              LLC*

                              Franklin Portfolio Holdings,       Director                  2/99 - Present
                              Inc.*

STEPHEN E. CANTER             The Boston Company Asset           Director                  2/99 - Present
President, Chief              Management, LLC*
Operating Officer,
Chief Investment              TBCAM Holdings, Inc.*              Director                  2/99 - Present
Officer, and Director
(Continued)
                              Mellon Capital Management          Director                  1/99 - Present
                              Corporation***

                              Founders Asset Management,         Member, Board of          12/97 - Present
                              LLC****                            Managers
                                                                 Acting Chief              7/98 - 12/98
                                                                 Executive Officer

                              The Dreyfus Trust                  Director                  6/95 - Present
                              Company+++                         Chairman                  1/99 - Present
                                                                 President                 1/99 - Present
                                                                 Chief Executive           1/99 - Present
                                                                 Officer

THOMAS F. EGGERS              Dreyfus Service Corporation++      Chief Executive           3/00 - Present
Vice Chairman -                                                  Officer and
Institutional                                                    Chairman of the
And Director                                                     Board                     4/96 - 3/00
                                                                 Executive Vice            9/96 - Present
                                                                 President
                                                                 Director

                              Founders Asset Management,         Member, Board of          2/99 - Present
                              LLC****                            Managers

                              Dreyfus Investment Advisors,       Director                  1/00 - Present
                              Inc.

                              Dreyfus Service Organization,      Director                  3/99 - Present
                              Inc.++

                              Dreyfus Insurance Agency of        Director                  3/99 - Present
                              Massachusetts, Inc. +++

                              Dreyfus Brokerage                  Director                  11/97 - 6/98
                              Services, Inc.
                              401 North Maple Avenue
                              Beverly Hills, CA.


                                                C-6

Name and Position
With Dreyfus                  Other Businesses                   Position Held             Dates
------------                  ----------------                   -------------             -----

STEVEN G. ELLIOTT             Mellon Financial Corporation+      Senior Vice Chairman      1/99 - Present
Director                                                         Chief Financial Officer   1/90 - Present
                                                                 Vice Chairman             6/92 - 1/99
                                                                 Treasurer                 1/90 - 5/98

                              Mellon Bank, N.A.+                 Senior Vice Chairman      3/98 - Present
                                                                 Vice Chairman             6/92 - 3/98
                                                                 Chief Financial Officer   1/90 - Present

                              Mellon EFT Services Corporation    Director                  10/98 - Present
                              Mellon Bank Center, 8th
                              Floor
                              1735 Market Street
                              Philadelphia, PA 19103

                              Mellon Financial Services          Director                  1/96 - Present
                              Corporation #1                     Vice President            1/96 - Present
                              Mellon Bank Center, 8th
                              Floor
                              1735 Market Street
                              Philadelphia, PA 19103

STEVEN G. ELLIOTT             Boston Group Holdings, Inc.*       Vice President            5/93 - Present
Director (Continued)

                              APT Holdings Corporation           Treasurer                 12/87 - Present
                              Pike Creek Operations Center
                              4500 New Linden Hill Road
                              Wilmington, DE 19808

                              Allomon Corporation                Director                  12/87 - Present
                              Two Mellon Bank Center
                              Pittsburgh, PA 15259

                              Collection Services Corporation    Controller                10/90 - 2/99
                              500 Grant Street                   Director                  9/88 - 2/99
                              Pittsburgh, PA 15258               Vice President            9/88 - 2/99
                                                                 Treasurer                 9/88 - 2/99

                              Mellon Financial Company+          Principal Exec.Officer    1/88 - Present
                                                                 Chief Executive Officer   8/87 - Present
                                                                 Director                  8/87 - Present
                                                                 President                 8/87 - Present

                              Mellon Overseas Investments        Director                  4/88 - Present
                              Corporation+

                              Mellon Financial Services          Treasurer                 12/87 - Present
                              Corporation # 5+

                              Mellon Financial Markets,          Director                  1/99 - Present
                              Inc.+


                                                 C-7

Name and Position
With Dreyfus                  Other Businesses                   Position Held             Dates
------------                  ----------------                   -------------             -----

                              Mellon Financial Services          Director                  1/99 - Present
                              Corporation #17
                              Fort Lee, NJ

                              Mellon Mortgage Company            Director                  1/99 - Present
                              Houston, TX

                              Mellon Ventures, Inc. +            Director                  1/99 - Present

LAWRENCE S. KASH              Dreyfus Investment                 Director                  4/97 - 12/99
Vice Chairman                 Advisors, Inc.++

                              Dreyfus Brokerage                  Chairman                  11/97 - 2/99
                              Services, Inc.                     Chief Executive           11/97 - 2/98
                              401 North Maple Ave.               Officer
                              Beverly Hills, CA

                              Dreyfus Service Corporation++      Director                  1/95 - 2/99
                                                                 President                 9/96 - 3/99

                              Dreyfus Precious Metals, Inc.+++   Director                  3/96 - 12/98
                                                                 President                 10/96 - 12/98

                              Dreyfus Service Organization,      Director                  12/94 - 3/99
                              Inc.++                             President                 1/97 -  3/99

                              Seven Six Seven Agency, Inc. ++    Director                  1/97 - 4/99

LAWRENCE S. KASH              Dreyfus Insurance Agency           Chairman                  5/97 - 3/99
Vice Chairman                 of Massachusetts, Inc.++++         President                 5/97 - 3/99
(Continued)                                                      Director                  5/97 - 3/99

                              The Dreyfus Trust Company+++       Chairman                  1/97 - 1/99
                                                                 President                 2/97 - 1/99
                                                                 Chief Executive Officer   2/97 - 1/99
                                                                 Director                  12/94 - Present

                              The Dreyfus Consumer               Chairman                  5/97 - 6/99
                              Credit                             President                 5/97 - 6/99
                              Corporation++                      Director                  12/94 - 6/99

                              Founders Asset Management,         Member, Board of          12/97 - 12/99
                              LLC****                            Managers

                              The Boston Company Advisors, Inc.  Chairman                  12/95 - 1/99
                              Wilmington, DE                     Chief Executive           12/95 - 1/99
                                                                 Officer
                                                                 President                 12/95 - 1/99

                              The Boston Company, Inc.*          Director                  5/93 - 1/99
                                                                 President                 5/93 - 1/99


                                                 C-8

Name and Position
With Dreyfus                  Other Businesses                   Position Held             Dates
------------                  ----------------                   -------------             -----

                              Mellon Bank, N.A.+                 Executive Vice            6/92 - Present
                                                                 President

                              Laurel Capital Advisors, LLP+      Chairman                  1/98 - 8/98
                                                                 Executive Committee       1/98 - 8/98
                                                                 Member
                                                                 Chief Executive           1/98 - 8/98
                                                                 Officer
                                                                 President                 1/98 - 8/98

                              Laurel Capital Advisors, Inc.+     Trustee                   12/91 - 1/98
                                                                 Chairman                  9/93 - 1/98
                                                                 President and CEO         12/91 - 1/98

                              Boston Group Holdings, Inc.*       Director                  5/93 - Present
                                                                 President                 5/93 - Present

                              Boston Safe Deposit & Trust Co.+   Director                  6/93 - 1/99
                                                                 Executive Vice            6/93 - 4/98
                                                                 President

MARTIN G. MCGUINN             Mellon Financial Corporation+      Chairman                  1/99 - Present
Director                                                         Chief Executive Officer   1/99 - Present
                                                                 Director                  1/98 - Present
                                                                 Vice Chairman             1/90 - 1/99

                              Mellon Bank, N. A. +               Chairman                  3/98 - Present
                                                                 Chief Executive           3/98 - Present
                                                                 Officer                   1/98 - Present
                                                                 Director                  1/90 - 3/98
                                                                 Vice Chairman

                              Mellon Leasing Corporation+        Vice Chairman             12/96 - Present

                              Mellon Bank (DE) National          Director                  4/89 - 12/98
                              Association
                              Wilmington, DE

MARTIN G. MCGUINN             Mellon Bank (MD) National          Director                  1/96 - 4/98
Director                      Association
(Continued)                   Rockville, Maryland

J. DAVID OFFICER              Dreyfus Service Corporation++      President                 3/00 - Present
Vice Chairman                                                    Executive Vice President  5/98 - 3/00
And Director                                                     Director                  3/99 - Present

                              Dreyfus Service Organization,      Director                  3/99 - Present
                              Inc.++

                              Dreyfus Insurance Agency           Director                  5/98 - Present
                              of Massachusetts, Inc.++++


                                                 C-9

Name and Position
With Dreyfus                  Other Businesses                   Position Held             Dates
------------                  ----------------                   -------------             -----

                              Dreyfus Brokerage                  Chairman                  3/99 - Present
                              Services, Inc.
                              401 North Maple Avenue
                              Beverly Hills, CA

                              Seven Six Seven Agency, Inc.++     Director                  10/98 - Present

                              Mellon Residential                 Director                  4/97 - Present
                              Funding Corp. +

                              Mellon Trust of Florida, N.A       Director                  8/97 - Present
                              2875 Northeast 191st Street
                              North Miami Beach, FL  33180

                              Mellon Bank, NA+                   Executive Vice            7/96 - Present
                                                                 President

                              The Boston Company, Inc.*          Vice Chairman             1/97 - Present
                                                                 Director                  7/96 - Present

                              Mellon Preferred Capital           Director                  11/96 - 1/99
                              Corporation*

                              RECO, Inc.*                        President                 11/96 - Present
                                                                 Director                  11/96 - Present

                              The Boston Company                 President                 8/96 - 6/99
                              Financial Services, Inc.*          Director                  8/96 - 6/99

                              Boston Safe Deposit and            Director                  7/96 - Present
                              Trust Company*                     President                 7/96 - 1/99

                              Mellon Trust of New York           Director                  6/96 - Present
                              1301 Avenue of the Americas
                              New York, NY 10019

                              Mellon Trust of California         Director                  6/96 - Present
                              400 South Hope Street
                              Suite 400
                              Los Angeles, CA 90071

                              Mellon United National Bank        Director                  3/98 - Present
                              1399 SW 1st Ave., Suite 400
                              Miami, Florida

                              Boston Group Holdings, Inc.*       Director                  12/97 - Present

J. DAVID OFFICER              Dreyfus Financial                  Director                  9/96 - Present
Vice Chairman and             Services Corp. +
Director (Continued)

                              Dreyfus Investment Services        Director                  4/96 - Present
                              Corporation+


                                      C-10

Name and Position
With Dreyfus                  Other Businesses                   Position Held             Dates
------------                  ----------------                   -------------             -----

RICHARD W. SABO               Founders Asset Management          President                 12/98 - Present
Director                      LLC****                            Chief Executive           12/98 - Present
                                                                 Officer

                              Prudential Securities              Senior Vice               07/91 - 11/98
                              New York, NY                       President
                                                                 Regional Director         07/91 - 11/98

RICHARD F. SYRON              Thermo Electron                    President                 6/99 - Present
Director                      81 Wyman Street                    Chief Executive           6/99 - Present
                              Waltham, MA 02454-9046             Officer

                              American Stock Exchange            Chairman                  4/94 - 6/99
                              86 Trinity Place                   Chief Executive           4/94 - 6/99
                              New York, NY 10006                 Officer

RONALD P. O'HANLEY            Franklin Portfolio                 Director                  3/97 - Present
Vice Chairman                 Holdings, Inc.*

                              Franklin Portfolio                 Director                  3/97 - Present
                              Associates, LLC*

                              Boston Safe Deposit and Trust      Executive Committee       1/99 - Present
                              Company*                           Member
                                                                 Director                  1/99 - Present

                              The Boston Company, Inc.*          Executive Committee       1/99 - Present
                                                                 Member                    1/99 - Present
                                                                 Director

                              Buck Consultants, Inc.++           Director                  7/97 - Present

                              Newton Asset Management LTD        Executive                 10/98 - Present
                              (UK)                               Committee
                              London, England                    Member                    10/98 - Present
                                                                 Director

                              Mellon Asset Management            Non-Resident              11/98 - Present
                              (Japan) Co., LTD                   Director
                              Tokyo, Japan

                              TBCAM Holdings, Inc.*              Director                  10/97 - Present

                              The Boston Company Asset           Director                  1/98 - Present
                              Management, LLC*

                              Boston Safe Advisors, Inc.*        Chairman                  6/97 - Present
                                                                 Director                  2/97 - Present

                              Pareto Partners                    Partner Representative    5/97 - Present
                              271 Regent Street
                              London, England W1R 8PP


                                      C-11

Name and Position
With Dreyfus                  Other Businesses                   Position Held             Dates
------------                  ----------------                   -------------             -----

RONALD P. O'HANLEY            Mellon Capital Management          Director                  2/97 -Present
Vice Chairman                 Corporation***
(Continued)

                              Certus Asset Advisors Corp.**      Director                  2/97 - Present

                              Mellon Bond Associates; LLP+       Trustee                   1/98 - Present
                                                                 Chairman                  1/98 - Present

                              Mellon Equity Associates; LLP+     Trustee                   1/98 - Present
                                                                 Chairman                  1/98 - Present

                              Mellon-France Corporation+         Director                  3/97 - Present

                              Laurel Capital Advisors+           Trustee                   3/97 - Present

MARK N. JACOBS                Dreyfus Investment                 Director                  4/97 - Present
General Counsel,              Advisors, Inc.++                   Secretary                 10/77 - 7/98
Vice President, and
Secretary                     The Dreyfus Trust                  Director                  3/96 - Present
                              Company+++

                              The TruePenny                      President                 10/98 - Present
                              Corporation++                      Director                  3/96 - Present

                              Dreyfus Service                    Director                  3/97 - 3/99
                              Organization, Inc.++

WILLIAM H. MARESCA            The Dreyfus Trust                  Chief Financial           3/99 - Present
Controller                    Company+++                         Officer                   9/98 - Present
                                                                 Treasurer                 3/97 - Present
                                                                 Director

                              Dreyfus Service                    Chief Financial           12/98 - Present
                              Corporation++                      Officer

                              Dreyfus Consumer Credit            Treasurer                 10/98 - Present
                              Corp. ++

                              Dreyfus Investment                 Treasurer                 10/98 - Present
                              Advisors, Inc. ++

                              Dreyfus-Lincoln, Inc.              Vice President            10/98 - Present
                              4500 New Linden Hill Road
                              Wilmington, DE 19808

                              The TruePenny                      Vice President            10/98 - Present
                              Corporation++

                              Dreyfus Precious Metals,           Treasurer                 10/98 - 12/98
                              Inc. +++

                              The Trotwood Corporation++         Vice President            10/98 - Present

                              Trotwood Hunters                   Vice President            10/98 - Present
                              Corporation++

                              Trotwood Hunters Site A            Vice President            10/98 - Present
                              Corp. ++


                                      C-12

Name and Position
With Dreyfus                  Other Businesses                   Position Held             Dates
------------                  ----------------                   -------------             -----

                              Dreyfus Transfer, Inc.             Chief Financial           5/98 - Present
                              One American Express               Officer
                              Plaza,
                              Providence, RI 02903

                              Dreyfus Service                    Treasurer                 3/99 - Present
                              Organization, Inc.++               Assistant                 3/93 - 3/99
                                                                 Treasurer

WILLIAM H. MARESCA            Dreyfus Insurance Agency of        Assistant Treasurer       5/98 - Present
Controller                    Massachusetts, Inc.++++
(Continued)

WILLIAM T. SANDALLS, JR.      Dreyfus Transfer, Inc.             Chairman                  2/97 - Present
Executive Vice                One American Express Plaza,
President                     Providence, RI 02903

                              Dreyfus Service                    Director                  1/96 - Present
                              Corporation++                      Executive Vice            2/97 - Present
                                                                 President                 2/97 - 12/98
                                                                 Chief Financial
                                                                 Officer

                              Dreyfus Investment                 Director                  1/96 - Present
                              Advisors, Inc.++                   Treasurer                 1/96 - 10/98

                              Dreyfus-Lincoln, Inc.              Director                  12/96 - Present
                              4500 New Linden Hill Road          President                 1/97 - Present
                              Wilmington, DE 19808

                              Seven Six Seven Agency,            Director                  1/96 - 10/98
                              Inc.++                             Treasurer                 10/96 - 10/98

                              The Dreyfus Consumer               Director                  1/96 - Present
                              Credit Corp.++                     Vice President            1/96 - Present
                                                                 Treasurer                 1/97 - 10/98

                              The Dreyfus Trust Company          Director                  1/96 - Present
                              +++

                              Dreyfus Service                    Treasurer                 10/96 - 3/99
                              Organization,
                              Inc.++

                              Dreyfus Insurance Agency of        Director                  5/97 - 3/99
                              Massachusetts, Inc.++++            Treasurer                 5/97 - 3/99
                                                                 Executive Vice            5/97 - 3/99
                                                                 President

DIANE P. DURNIN               Dreyfus Service                    Senior Vice               5/95 - 3/99
Vice President -              Corporation++                      President -
Product                                                          Marketing and
Development                                                      Advertising
                                                                 Division

PATRICE M. KOZLOWSKI          NONE
Vice President -
Corporate
Communications


                                      C-13

Name and Position
With Dreyfus                  Other Businesses                   Position Held             Dates
------------                  ----------------                   -------------             -----

MARY BETH LEIBIG              NONE
Vice President -
Human Resources

THEODORE A. SCHACHAR          Dreyfus Service                    Vice President - Tax      10/96 - Present
Vice President - Tax          Corporation++

                              The Dreyfus Consumer               Chairman                  6/99 - Present
                              Credit Corporation++               President                 6/99 - Present

                              Dreyfus Investment                 Vice President - Tax      10/96 - Present
                              Advisors, Inc.++

                              Dreyfus Precious Metals,           Vice President - Tax      10/96 - 12/98
                              Inc. +++

THEODORE A. SCHACHAR          Dreyfus Service                    Vice President - Tax      10/96 - Present
Vice President - Tax          Organization, Inc.++
(Continued)

WENDY STRUTT                  None
Vice President

RICHARD TERRES                None
Vice President

RAYMOND J. VAN COTT           Mellon Financial                   Vice President            7/98 - Present
Vice-President -              Corporation+
Information Systems
                              Computer Sciences                  Vice President            1/96 - 7/98
                              Corporation
                              El Segundo, CA

JAMES BITETTO                 The TruePenny                      Secretary                 9/98 - Present
ASSISTANT SECRETARY           Corporation++

                              Dreyfus Service                    Assistant Secretary       8/98 - Present
                              Corporation++

                              Dreyfus Investment                 Assistant Secretary       7/98 - Present
                              Advisors, Inc.++

                              Dreyfus Service                    Assistant Secretary       7/98 - Present
                              Organization, Inc.++

STEVEN F. NEWMAN              Dreyfus Transfer, Inc.             Vice President            2/97 - Present
Assistant Secretary           One American Express Plaza         Director                  2/97 - Present
                              Providence, RI 02903               Secretary                 2/97 - Present

                              Dreyfus Service                    Secretary                 7/98 - Present
                              Organization, Inc.++               Assistant Secretary       5/98 - 7/98

----------------------------------
* The address of the business so indicated is One Boston Place, Boston, Massachusetts 02108.
** The address of the business so indicated is One Bush Street, Suite 450, San Francisco, California 94104.

*** The address of the business so indicated is 595 Market Street, Suite 3000, San Francisco, California 94105.
**** The address of the business so indicated is 2930 East Third Avenue, Denver, Colorado 80206.
+ The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
++ The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
+++ The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.
++++ The address of the business so indicated is 53 State Street, Boston, Massachusetts 02109.

Item 27.   Principal Underwriters

      (a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

      1)   Comstock Partners Funds, Inc.
      2)   Dreyfus A Bonds Plus, Inc.
      3)   Dreyfus Appreciation Fund, Inc.
      4)   Dreyfus Asset Allocation Fund, Inc.
      5)   Dreyfus Balanced Fund, Inc.
      6)   Dreyfus BASIC GNMA Fund
      7)   Dreyfus BASIC Money Market Fund, Inc.
      8)   Dreyfus BASIC Municipal Fund, Inc.
      9)   Dreyfus BASIC U.S. Government Money Market Fund
      10)  Dreyfus California Intermediate Municipal Bond Fund
      11)  Dreyfus California Tax Exempt Bond Fund, Inc.
      12)  Dreyfus California Tax Exempt Money Market Fund
      13)  Dreyfus Cash Management
      14)  Dreyfus Cash Management Plus, Inc.
      15)  Dreyfus Connecticut Intermediate Municipal Bond Fund
      16)  Dreyfus Connecticut Municipal Money Market Fund, Inc.
      17)  Dreyfus Florida Intermediate Municipal Bond Fund
      18)  Dreyfus Florida Municipal Money Market Fund
      19)  The Dreyfus Fund Incorporated
      20)  Dreyfus Global Bond Fund, Inc.
      21)  Dreyfus Global Growth Fund
      22)  Dreyfus GNMA Fund, Inc.
      23)  Dreyfus Government Cash Management Funds
      24)  Dreyfus Growth and Income Fund, Inc.
      25)  Dreyfus Growth and Value Funds, Inc.
      26)  Dreyfus Growth Opportunity Fund, Inc.
      27)  Dreyfus Debt and Equity Funds
      28)  Dreyfus Index Funds, Inc.
      29)  Dreyfus Institutional Money Market Fund
      30)  Dreyfus Institutional Preferred Money Market Fund
      31)  Dreyfus Institutional Short Term Treasury Fund
      32)  Dreyfus Insured Municipal Bond Fund, Inc.
      33)  Dreyfus Intermediate Municipal Bond Fund, Inc.
      34)  Dreyfus International Funds, Inc.
      35)  Dreyfus Investment Grade Bond Funds, Inc.
      36)  Dreyfus Investment Portfolios
      37)  The Dreyfus/Laurel Funds, Inc.
      38)  The Dreyfus/Laurel Funds Trust
      39)  The Dreyfus/Laurel Tax-Free Municipal Funds
      40)  Dreyfus LifeTime Portfolios, Inc.
      41)  Dreyfus Liquid Assets, Inc.
      42)  Dreyfus Massachusetts Intermediate Municipal Bond Fund

      43)  Dreyfus Massachusetts Municipal Money Market Fund
      44)  Dreyfus Massachusetts Tax Exempt Bond Fund
      45)  Dreyfus MidCap Index Fund
      46)  Dreyfus Money Market Instruments,Inc.
      47)  Dreyfus Municipal Bond Fund, Inc.
      48)  Dreyfus Municipal Cash Management Plus
      49)  Dreyfus Municipal Money Market Fund, Inc.
      50)  Dreyfus New Jersey Intermediate Municipal Bond Fund
      51)  Dreyfus New Jersey Municipal Bond Fund, Inc.
      52)  Dreyfus New Jersey Municipal Money Market Fund, Inc.
      53)  Dreyfus New Leaders Fund, Inc.
      54)  Dreyfus New York Insured Tax Exempt Bond Fund
      55)  Dreyfus New York Municipal Cash Management
      56)  Dreyfus New York Tax Exempt Bond Fund, Inc.
      57)  Dreyfus New York Tax Exempt Intermediate Bond Fund
      58)  Dreyfus New York Tax Exempt Money Market Fund
      59)  Dreyfus U.S. Treasury Intermediate Term Fund
      60)  Dreyfus U.S. Treasury Long Term Fund
      61)  Dreyfus 100% U.S. Treasury Money Market Fund
      62)  Dreyfus U.S. Treasury Short Term Fund
      63)  Dreyfus Pennsylvania Intermediate Municipal Bond Fund
      64)  Dreyfus Pennsylvania Municipal Money Market Fund
      65)  Dreyfus Premier California Municipal Bond Fund
      66)  Dreyfus Premier Equity Funds, Inc.
      67)  Dreyfus Premier International Funds, Inc.
      68)  Dreyfus Premier GNMA Fund
      69)  Dreyfus Premier Worldwide Growth Fund, Inc.
      70)  Dreyfus Premier Municipal Bond Fund
      71)  Dreyfus Premier New York Municipal Bond Fund
      72)  Dreyfus Premier State Municipal Bond Fund
      73)  Dreyfus Premier Value Equity Funds
      74)  Dreyfus Short-Intermediate Government Fund
      75)  Dreyfus Short-Intermediate Municipal Bond Fund
      76)  The Dreyfus Socially Responsible Growth Fund, Inc.
      77)  Dreyfus Stock Index Fund
      78)  Dreyfus Tax Exempt Cash Management
      79)  The Dreyfus Premier Third Century Fund, Inc.
      80)  Dreyfus Treasury Cash Management
      81)  Dreyfus Treasury Prime Cash Management
      82)  Dreyfus Variable Investment Fund
      83)  Dreyfus Worldwide Dollar Money Market Fund, Inc.
      84)  Founders Funds, Inc.
      85)  General California Municipal Bond Fund, Inc.
      86)  General California Municipal Money Market Fund
      87)  General Government Securities Money Market Funds, Inc.
      88)  General Money Market Fund, Inc.
      89)  General Municipal Bond Fund, Inc.
      90)  General Municipal Money Market Funds, Inc.
      91)  General New York Municipal Bond Fund, Inc.
      92)  General New York Municipal Money Market Fund

   (b)

Name and principal            Positions and offices
business address              with the Distributor                Registrant
------------------            ---------------------               ----------

Thomas F. Eggers *             Chief Executive Officer               None
                               and Chairman of the Board
J. David Officer *             President and Director                None
Stephen Burke *                Executive Vice President              None
Charles Cardona *              Executive Vice President            Executive
                                                                     Vice
                                                                   President
Anthony DeVivio **             Executive Vice President              None
David K. Mossman **            Executive Vice President              None
Jeffrey N. Nachman ***         Executive Vice President              None
                               and Chief Operations Officer
William T. Sandalls, Jr. *     Executive Vice President              None
                               and Director
Wilson Santos **               Executive Vice President and          None
                               Director of Client Services
William H. Maresca *           Chief Financial Officer               None
Ken Bradle **                  Senior Vice President                 None
Stephen R. Byers *             Senior Vice President                 None
Frank J. Coates *              Senior Vice President                 None
Joseph Connolly *              Senior Vice President                 Vice
                                                                   President
                                                                     and
                                                                   Treasurer
William Glenn *                Senior Vice President                 None
Michael Millard **             Senior Vice President                 None
Mary Jean Mulligan **          Senior Vice President                 None
Bradley Skapyak *              Senior Vice President                 None
Jane Knight *                  Chief Legal Officer and Secretary     None
Stephen Storen *               Chief Compliance Officer              None
Jeffrey Cannizzaro *           Vice President - Compliance           None
Maria Georgopoulos *           Vice President -                      None
                               Facilities Management
William Germenis               Vice President - Compliance           None
Walter T. Harris *             Vice President                        None
Janice Hayles *                Vice President                        None
Hal Marshall *                 Vice President - Compliance           None
Paul Molloy *                  Vice President                        None
Theodore A. Schachar *         Vice President - Tax                  None
James Windels *                Vice President                      Assistant
                                                                   Treasurer
James Bitetto *                Assistant Secretary                   None


*         Principal business address is 200 Park Avenue, New York, NY 10166.
** Principal business address is 144 Glenn Curtiss Blvd., Uniondale, NY 11556-0144.
***       Principal business address is 401 North Maple Avenue, Beverly Hills,
          CA 90210.

Item 28.    Location of Accounts and Records

            1.    Mellon Bank, N.A.
                  One Mellon Bank Center
                  Pittsburgh, Pennsylvania 15258

            2.    Dreyfus Transfer, Inc.
                  P.O. Box 9671
                  Providence, Rhode Island 02940-9671

            3.    The Dreyfus Corporation
                  200 Park Avenue
                  New York, New York 10166

Item 29.    MANAGEMENT SERVICES

            Not Applicable.

Item 30.    UNDERTAKINGS

            None.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 13th day of April 2000.

                        MPAM FUNDS TRUST

                  BY:   /s/ Jeff Prusnofsky
                        -------------------
                        Jeff Prusnofsky, Trustee


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures                          Title                     Date
----------                          -----                     ----

/s/ Jeff Prusnofsky                 Trustee                   4/13/00
------------------
Jeff Prusnofsky

                                  EXHIBIT INDEX

      (a)         Declaration of Trust dated April 12, 2000.

      (p)         Code of Ethics